                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                  Form NY1157

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                       Variable Annuity Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2009, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Variable Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2009.

TABLE OF CONTENTS

                                                                                Page
The Company.................................................................... B-3

The Separate Account........................................................... B-3

The Contracts.................................................................. B-3
   Transfer of Annuity Units................................................... B-3
   Net Investment Factor....................................................... B-4

Termination of Participation Agreements........................................ B-4

Calculation of Performance Data................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-6

Tax Matters.................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York..................... B-7
   IRS Required Distributions.................................................. B-7

General Provisions............................................................. B-7
   Using the Contracts as Collateral........................................... B-7
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.................. B-8

Regulation of Genworth Life Insurance Company of New York...................... B-8

Experts........................................................................ B-8

Financial Statements........................................................... B-8

The Company

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers term and universal life insurance and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. Institutional products include guaranteed investment contracts ("GICs"), funding agreements, and funding agreements backing notes ("FABNs"). We discontinued offering variable life on and after May 1, 2008. We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the State of New York.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with accounting principles generally accepted in the United States of America and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Genworth Variable Insurance Trust. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. This agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any rider option.

GE Investments Funds, Inc. -- Money Market Fund

Current Yield:    -0.68% as of December 31, 2008
Effective Yield:  -0.68% as of December 31, 2008

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

             TR   =   the average annual total return for the
                      period.
             ERV  =   the ending redeemable value (reflecting
                      deductions as described above) of the
                      hypothetical investment at the end of the
                      period.
             P    =   a hypothetical single investment of $1,000.
             N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life Insurance Company of New York

Besides federal securities laws, we are subject to the New York insurance laws.

Experts

The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008, and the financial statements of the Separate Account as of December 31, 2008 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Financial
Statements

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2008

      (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Table of Contents

                                December 31, 2008

                                                                            PAGE
                                                                           -----
Independent Registered Public Accounting Firm's Report                       F-1
Statements of Assets and Liabilities                                         F-3
Statements of Operations                                                    F-23
Statements of Changes in Net Assets                                         F-49
Notes to Financial Statements                                              F-100

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; The Alger American Fund -- Alger American LargeCap Growth Portfolio -- Class O Shares, Alger American SmallCap Growth Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund-- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares; Dreyfus Variable Investment Fund -- Money Market Portfolio; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund-- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Initial Class, VIP Asset Manager(SM) Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StockPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Western Asset Management Core Plus Fixed Income Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global

Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- PIMCO All Asset Portfolio -- Advisor Class Shares, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares, PIMCO High Yield Portfolio -- Administrative Class Shares, PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares, PIMCO Low Duration Portfolio -- Administrative Class Shares, PIMCO Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2008, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2008, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 20, 2009

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                                                                                  THE ALGER
                                                                                                                  AMERICAN
                                                               AIM VARIABLE INSURANCE FUNDS                         FUND
                                       ------------------------------------------------------------------------ ------------
                                                                                                                   ALGER
                                                     AIM V.I.                AIM V.I.      AIM V.I.   AIM V.I.   AMERICAN
                                         AIM V.I.     CAPITAL    AIM V.I.     GLOBAL    INTERNATIONAL LARGE CAP  LARGECAP
                                       BASIC VALUE APPRECIATION CORE EQUITY REAL ESTATE     GROWTH     GROWTH     GROWTH
                                         FUND --      FUND --      FUND --     FUND --     FUND --     FUND --  PORTFOLIO --
                          CONSOLIDATED  SERIES II    SERIES I    SERIES I    SERIES II    SERIES II   SERIES I    CLASS O
                              TOTAL       SHARES      SHARES       SHARES     SHARES        SHARES     SHARES     SHARES
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $699,635,526   1,040,237    366,853     517,029     453,846     5,397,330     171,186    150,694
Dividend receivable            433,716          --         --          --          --            --          --         --
Receivable for units
   sold                        190,037         864        192         224          --            --         292         --
                          ------------------------------------------------------------------------------------------------
   Total assets            700,259,279   1,041,101    367,045     517,253     453,846     5,397,330     171,478    150,694
                          ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                    33,217          44         15          22          23           253           7          6
Payable for units
   withdrawn                   129,534          --         --          --         204         1,499          --         --
                          ------------------------------------------------------------------------------------------------
   Total liabilities           162,751          44         15          22         227         1,752           7          6
                          ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                  690,136,682   1,041,057    367,030     517,231     407,273     5,307,723     171,471    150,688
Variable annuity contract
   owners in the
   annuitization
   period                    9,959,846          --         --          --      46,346        87,855          --         --
                          ------------------------------------------------------------------------------------------------
Net assets                $700,096,528   1,041,057    367,030     517,231     453,619     5,395,578     171,471    150,688
                          ================================================================================================
Investments in securities
   at cost                $907,544,152   2,255,091    527,814     647,086     724,392     7,599,227     232,334    271,655
                          ================================================================================================
Shares outstanding                         255,586     21,720      26,179      49,873       280,672      17,504      5,691
                                       ===================================================================================

                 See accompanying notes to financial statements


                            THE ALGER
                             AMERICAN
                              FUND                   ALLIANCEBERNSTEIN VARIABLE
                           (CONTINUED)               PRODUCTS SERIES FUND, INC.
                          ------------   -----------------------------------------------------------
                             ALGER
                            AMERICAN
                            SMALLCAP      ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                             GROWTH           BALANCED              GLOBAL             GROWTH AND
                          PORTFOLIO --     WEALTH STRATEGY        TECHNOLOGY             INCOME
                             CLASS O        PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                             SHARES           CLASS B             CLASS B              CLASS B
                          -------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $192,906       4,887,238           244,558                   5,314,273
Dividend receivable               --              --                --                          --
Receivable for units
   sold                           --              --                51                          --
                            -----------------------------------------------------------------------
   Total assets              192,906       4,887,238           244,609                   5,314,273
                            -----------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       7             223                10                         235
Payable for units
   withdrawn                      --             144                --                      11,769
                            -----------------------------------------------------------------------
   Total liabilities               7             367                10                      12,004
                            -----------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    192,899       4,756,279           244,599                   5,186,869
Variable annuity contract
   owners in the
   annuitization
   period                         --         130,592                --                     115,400
                            -----------------------------------------------------------------------
Net assets                  $192,899       4,886,871           244,599                   5,302,269
                            =======================================================================
Investments in securities
   at cost                  $261,859       6,684,905           366,575                   8,085,226
                            =======================================================================
Shares outstanding            10,973         569,608            22,920                     409,736
                            =======================================================================




                                                                                          AMERICAN
                                                                                          CENTURY
                                                                                          VARIABLE
                                  ALLIANCEBERNSTEIN VARIABLE                             PORTFOLIOS,
                                  PRODUCTS SERIES FUND, INC.                                 INC.
                          -------------------------------------------------------------  -----------
                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN           VP
                            INTERNATIONAL         LARGE CAP           SMALL CAP            INCOME &
                                VALUE              GROWTH              GROWTH               GROWTH
                             PORTFOLIO --       PORTFOLIO --         PORTFOLIO --           FUND --
                               CLASS B             CLASS B             CLASS B              CLASS I
                          ---------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   7,503,504          1,201,765           133,061               559,087
Dividend receivable                   --                 --                --                    --
Receivable for units
   sold                               --              1,529                37                   190
                          -------------------------------------------------------------------------
   Total assets                7,503,504          1,203,294           133,098               559,277
                          -------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         357                 49                 5                    24
Payable for units
   withdrawn                       2,012                 --                --                    --
                          -------------------------------------------------------------------------
   Total liabilities               2,369                 49                 5                    24
                          -------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      7,384,140          1,203,245           133,093               559,253
Variable annuity contract
   owners in the
   annuitization
   period                        116,995                 --                --                    --
                          -------------------------------------------------------------------------
Net assets                     7,501,135          1,203,245           133,093               559,253
                          =========================================================================
Investments in securities
   at cost                    12,680,205          1,583,931           201,730               813,384
                          =========================================================================
Shares outstanding               686,505             66,654            16,109               115,993
                          =========================================================================







                 See accompanying notes to financial statements

                                                                AMERICAN
                                                                 CENTURY
                                                                VARIABLE
                                AMERICAN CENTURY VARIABLE      PORTFOLIOS
                              PORTFOLIOS, INC. (CONTINUED)      II, INC.           BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------- ------------ ----------------------------------------------------
                                                                                                                    BLACKROCK
                                                                            BLACKROCK    BLACKROCK     BLACKROCK      VALUE
                               VP                             VP INFLATION    BASIC       GLOBAL       LARGE CAP  OPPORTUNITIES
                          INTERNATIONAL VP ULTRA(R)  VP VALUE  PROTECTION  VALUE V.I. ALLOCATION V.I. GROWTH V.I.      V.I.
                             FUND --      FUND --    FUND --     FUND --    FUND --       FUND --       FUND --      FUND --
                             CLASS I      CLASS I    CLASS I    CLASS II    CLASS III    CLASS III     CLASS III    CLASS III
                          -----------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $1,649,021    360,750     987,264  13,522,666   511,836      55,762,967     207,296      292,802
Dividend receivable                 --         --          --          --        --              --          --           --
Receivable for units
   sold                             --         72          --       4,454        --           7,848          --           --
                            ------------------------------------------------------------------------------------------------
   Total assets              1,649,021    360,822     987,264  13,527,120   511,836      55,770,815     207,296      292,802
                            ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        82         15          39         660        21           2,803           9           13
Payable for units
   withdrawn                       277         --       4,594          --        --              --           1            2
                            ------------------------------------------------------------------------------------------------
   Total liabilities               359         15       4,633         660        21           2,803          10           15
                            ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    1,395,507    360,807     974,749  13,102,053   511,815      55,147,823     207,286      292,787
Variable annuity contract
   owners in the
   annuitization
   period                      253,155         --       7,882     424,407        --         620,189          --           --
                            ------------------------------------------------------------------------------------------------
Net assets                  $1,648,662    360,807     982,631  13,526,460   511,815      55,768,012     207,286      292,787
                            ================================================================================================
Investments in securities
   at cost                  $2,321,056    567,057   1,498,553  13,252,460   870,569      68,524,824     254,430      770,614
                            ================================================================================================
Shares outstanding             277,613     59,530     210,954   1,365,926    61,519       4,934,776      27,750       32,862
                            ================================================================================================

                 See accompanying notes to financial statements

                                                                            DREYFUS
                             COLUMBIA FUNDS VARIABLE                      INVESTMENT
                                INSURANCE TRUST I           DREYFUS       PORTFOLIOS
                            --------------------------   -------------   ------------
                                           COLUMBIA
                             COLUMBIA       MARSICO       THE DREYFUS
                              MARSICO    INTERNATIONAL      SOCIALLY
                              GROWTH     OPPORTUNITIES    RESPONSIBLE       MIDCAP
                               FUND,         FUND,           GROWTH          STOCK
                             VARIABLE       VARIABLE     FUND, INC. --   PORTFOLIO --
                             SERIES --     SERIES --        INITIAL         INITIAL
                             CLASS A        CLASS B          SHARES         SHARES
                            ---------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $2,949,657      6,156,665       226,745         111,553
Dividend receivable                 --             --            --              --
Receivable for units
   sold                            133             --           149              43
                            -------------------------------------------------------
   Total assets              2,949,790      6,156,665       226,894         111,596
                            -------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       125            278            10               4
Payable for units
   withdrawn                        --            282            --              --
                            -------------------------------------------------------
   Total liabilities               125            560            10               4
                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    2,949,665      6,097,214       226,884         111,592
Variable annuity contract
   owners in the
   annuitization
   period                           --         58,891            --              --
                            -------------------------------------------------------
Net assets                  $2,949,665      6,156,105       226,884         111,592
                            =======================================================
Investments in securities
   at cost                  $3,734,379     10,380,453       268,172         207,374
                            =======================================================
Shares outstanding             219,305        589,155        11,417          14,211
                            =======================================================

                              DREYFUS
                             VARIABLE
                            INVESTMENT                  DWS VARIABLE
                               FUND                      SERIES II
                            ----------   ------------------------------------------
                                                          DWS DREMAN
                                           DWS DREMAN        SMALL         DWS
                                          HIGH RETURN       MID CAP     TECHNOLOGY
                               MONEY     EQUITY VIP --   VALUE VIP --     VIP --
                               MARKET       CLASS B         CLASS B       CLASS B
                             PORTFOLIO       SHARES         SHARES        SHARES
                            ------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 2,855,651      420,782          649,814     104,447
Dividend receivable              3,185           --               --          --
Receivable for units
   sold                            135           60               --          35
                            ----------------------------------------------------
   Total assets              2,858,971      420,842          649,814     104,482
                            ----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       124           17               28           4
Payable for units
   withdrawn                        --           --            2,135          --
                            ----------------------------------------------------
   Total liabilities               124           17            2,163           4
                            ----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    2,858,847      420,825          647,651     104,478
Variable annuity contract
   owners in the
   annuitization
   period                           --           --               --          --
                            ----------------------------------------------------
Net assets                   2,858,847      420,825          647,651     104,478
                            ====================================================
Investments in securities
   at cost                   2,855,651      821,554        1,255,484     156,402
                            ====================================================
Shares outstanding           2,855,651       67,650           82,047      18,519
                            ====================================================

                 See accompanying notes to financial statements

                                                        EVERGREEN
                                                         VARIABLE
                                                         ANNUITY
                            EATON VANCE VARIABLE TRUST    TRUST                        FEDERATED INSURANCE SERIES
                            --------------------------  ---------   ---------------------------------------------------------------
                                                                     FEDERATED                FEDERATED     FEDERATED
                                                VT                   AMERICAN                HIGH INCOME   HIGH INCOME    FEDERATED
                                 VT         WORLDWIDE   EVERGREEN     LEADERS    FEDERATED      BOND           BOND       KAUFMANN
                            FLOATING-RATE     HEALTH     VA OMEGA   FUND II --    CAPITAL     FUND II --    FUND II --   FUND II --
                               INCOME       SCIENCES     FUND --      PRIMARY      INCOME      PRIMARY       SERVICE       SERVICE
                                FUND           FUND      CLASS 2      SHARES      FUND II       SHARES        SHARES       SHARES
                            -------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $ 8,778,569    1,247,002     64,528      124,865     122,758      118,284     3,824,512     4,829,254
Dividend receivable               57,051           --         --           --          --           --            --            --
Receivable for units
   sold                               --           --         --           --          --           --            --            --
                             -----------------------------------------------------------------------------------------------------
   Total assets                8,835,620    1,247,002     64,528      124,865     122,758      118,284     3,824,512     4,829,254
                             -----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         401           54          3            5           5            5           161           219
Payable for units
   withdrawn                         965          942          1           --          --           --           762           397
                             -----------------------------------------------------------------------------------------------------
   Total liabilities               1,366          996          4            5           5            5           923           616
                             -----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      8,734,063    1,246,006     64,524      124,860     122,753      118,279     3,823,589     4,769,619
Variable annuity contract
   owners in the
   annuitization
   period                        100,191           --         --           --          --           --            --        59,019
                             -----------------------------------------------------------------------------------------------------
Net assets                   $ 8,834,254    1,246,006     64,524      124,860     122,753      118,279     3,823,589     4,828,638
                             =====================================================================================================
Investments in securities
   at cost                   $12,292,267    1,373,374     66,620      258,809     185,540      175,749     5,627,925     5,832,902
                             =====================================================================================================
Shares outstanding             1,334,129      121,068      4,528       15,340      16,932       23,516       763,376       498,375
                             =====================================================================================================

                 See accompanying notes to financial statements

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            -----------------------------------------------------------
                                              VIP ASSET         VIP            VIP
                              VIP ASSET      MANAGER(SM)     BALANCED     CONTRAFUND(R)
                             MANAGER(SM)    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                             PORTFOLIO --      SERVICE        SERVICE        INITIAL
                            INITIAL CLASS      CLASS 2        CLASS 2         CLASS
                            -----------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   $169,374         797,414     10,175,845      1,050,585
Dividend receivable                  --              --             --             --
Receivable for units
   sold                              --              --             --             --
                               ------------------------------------------------------
   Total assets                 169,374         797,414     10,175,845      1,050,585
                               ------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                          6              37            503             41
Payable for units
   withdrawn                         --              --          3,072             --
                               ------------------------------------------------------
   Total liabilities                  6              37          3,575             41
                               ------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                       169,368         777,892     10,097,835      1,050,544
Variable annuity contract
   owners in the
   annuitization
   period                            --          19,485         74,435             --
                               ------------------------------------------------------
Net assets                     $169,368         797,377     10,172,270      1,050,544
                               ======================================================
Investments in securities
   at cost                     $245,820       1,115,683     14,893,672      1,777,173
                               ======================================================
Shares outstanding               16,428          78,563      1,043,676         68,264
                               ======================================================

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            --------------------------------------------------------
                                             VIP DYNAMIC       VIP          VIP
                                 VIP           CAPITAL        EQUITY-     EQUITY-
                            CONTRAFUND(R)   APPRECIATION      INCOME      INCOME
                             PORTFOLIO --   PORTFOLIO --   PORTFOLIO -- PORTFOLIO --
                               SERVICE         SERVICE        INITIAL     SERVICE
                               CLASS 2         CLASS 2         CLASS      CLASS 2
                            --------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                  16,240,573       216,651         588,267    5,070,333
Dividend receivable                   --            --              --           --
Receivable for units
   sold                               --            --              --        6,444
                              -----------------------------------------------------
   Total assets               16,240,573       216,651         588,267    5,076,777
                              -----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         662             9              24          218
Payable for units
   withdrawn                      16,365             1              --           --
                              -----------------------------------------------------
   Total liabilities              17,027            10              24          218
                              -----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     16,094,320       216,641         588,243    4,985,782
Variable annuity contract
   owners in the
   annuitization
   period                        129,226            --              --       90,777
                              -----------------------------------------------------
Net assets                    16,223,546       216,641         588,243    5,076,559
                              =====================================================
Investments in securities
   at cost                    28,194,945       378,031       1,014,190    8,519,962
                              =====================================================
Shares outstanding             1,072,693        41,664          44,633      390,026
                              =====================================================

                 See accompanying notes to financial statements

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            --------------------------------------------------------
                                               VIP
                             VIP GROWTH &    GROWTH &      VIP GROWTH
                                INCOME        INCOME     OPPORTUNITIES    VIP GROWTH
                             PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                INITIAL      SERVICE        INITIAL         INITIAL
                                 CLASS       CLASS 2         CLASS           CLASS
                             --------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   $199,964     1,386,684       119,258         400,224
Dividend receivable                  --            --            --              --
Receivable for units
   sold                              --         1,915            --              --
                               ----------------------------------------------------
   Total assets                 199,964     1,388,599       119,258         400,224
                               ----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                          8            58             5              16
Payable for units
   withdrawn                         --            --            --              --
                               ----------------------------------------------------
   Total liabilities                  8            58             5              16
                               ----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                       199,956     1,388,541       119,253         400,208
Variable annuity contract
   owners in the
   annuitization
   period                            --            --            --              --
                               ----------------------------------------------------
Net assets                     $199,956     1,388,541       119,253         400,208
                               ====================================================
Investments in securities
   at cost                     $309,543     2,145,205       216,999         688,788
                               ====================================================
Shares outstanding               22,749       160,310        11,938          17,009
                               ====================================================

                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            ---------------------------------------------------------
                                                VIP
                                            INVESTMENT
                             VIP GROWTH     GRADE BOND     VIP MID CAP   VIP OVERSEAS
                            PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                              SERVICE        SERVICE         SERVICE       INITIAL
                              CLASS 2        CLASS 2         CLASS 2        CLASS
                            ---------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                  1,316,399       445,576       7,306,810       204,215
Dividend receivable                  --            --              --            --
Receivable for units
   sold                           5,874            --           1,162            --
                              -----------------------------------------------------
   Total assets               1,322,273       445,576       7,307,972       204,215
                              -----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         53            21             299             7
Payable for units
   withdrawn                         --             3              --            --
                              -----------------------------------------------------
   Total liabilities                 53            24             299             7
                              -----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     1,322,220       445,552       7,307,673       204,208
Variable annuity contract
   owners in the
   annuitization
   period                            --            --              --            --
                              -----------------------------------------------------
Net assets                    1,322,220       445,552       7,307,673       204,208
                              =====================================================
Investments in securities
   at cost                    1,835,725       450,348      11,725,991       307,970
                              =====================================================
Shares outstanding               56,474        38,346         403,246        16,780
                              =====================================================

                 See accompanying notes to financial statements

                           FIDELITY(R)
                            VARIABLE
                           INSURANCE
                            PRODUCTS
                              FUND
                          (CONTINUED)                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------ ---------------------------------------------------------------------------------
                                                                FRANKLIN
                                                    FRANKLIN    TEMPLETON
                                        FRANKLIN    LARGE CAP VIP FOUNDING   MUTUAL    TEMPLETON  TEMPLETON  TEMPLETON
                           VIP VALUE     INCOME      GROWTH       FUNDS      SHARES     FOREIGN    FOREIGN  GLOBAL ASSET
                           STRATEGIES  SECURITIES  SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES  ALLOCATION
                          PORTFOLIO --   FUND --     FUND --     FUND --     FUND --    FUND --    FUND --     FUND --
                             SERVICE     CLASS 2     CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2     CLASS 2
                             CLASS 2     SHARES      SHARES      SHARES      SHARES     SHARES     SHARES      SHARES
                          ----------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $201,801    87,782,766   380,854   14,296,732   9,529,307   36,569    3,024,580    477,013
Dividend receivable               --            --        --           --          --       --           --         --
Receivable for units
   sold                           --         3,451        --           --          --       --           --        169
                            ------------------------------------------------------------------------------------------
      Total assets           201,801    87,786,217   380,854   14,296,732   9,529,307   36,569    3,024,580    477,182
                            ------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       8         4,643        16          689         446        1          143         20
Payable for units
   withdrawn                       1            --     1,931        1,736         709       --        3,736         --
                            ------------------------------------------------------------------------------------------
      Total liabilities            9         4,643     1,947        2,425       1,155        1        3,879         20
                            ------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    201,792    86,063,844   343,611   14,172,636   9,367,730   36,568    2,764,269    477,162
Variable annuity contract
   owners in the
   annuitization period           --     1,717,730    35,296      121,671     160,422       --      256,432         --
                            ------------------------------------------------------------------------------------------
Net assets                  $201,792    87,781,574   378,907   14,294,307   9,528,152   36,568    3,020,701    477,162
                            ==========================================================================================
Investments in securities
   at cost                  $478,813   126,085,527   537,477   20,843,605  11,372,371   53,892    4,344,474    880,290
                            ==========================================================================================
Shares outstanding            40,686     7,740,985    36,272    2,548,437     808,939    3,340      281,095     56,318
                            ==========================================================================================

                 See accompanying notes to financial statements

                              FRANKLIN TEMPLETON
                              VARIABLE INSURANCE
                          PRODUCTS TRUST (CONTINUED)                       GE INVESTMENTS FUNDS, INC.
                          -------------------------- ----------------------------------------------------------------------
                             TEMPLETON
                              GLOBAL    TEMPLETON
                              INCOME     GROWTH      CORE VALUE           INTERNATIONAL  MID-CAP             PREMIER GROWTH
                            SECURITIES SECURITIES      EQUITY     INCOME      EQUITY      EQUITY                 EQUITY
                              FUND --    FUND --       FUND --   FUND --     FUND --     FUND --     MONEY      FUND --
                              CLASS 1    CLASS 2       CLASS 1   CLASS 1     CLASS 1     CLASS 1    MARKET      CLASS 1
                              SHARES     SHARES        SHARES    SHARES       SHARES      SHARES     FUND        SHARES
                          -------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $ 46,348   2,215,824     1,237,826 2,727,331    101,160    2,303,145 30,481,180      862,518
Dividend receivable                --          --            --        --         --           --     27,553           --
Receivable for units
   sold                            --          --           915       974         --          680     44,796          720
                             --------------------------------------------------------------------------------------------
      Total assets             46,348   2,215,824     1,238,741 2,728,305    101,160    2,303,825 30,553,529      863,238
                             --------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate (note 4b)           2         103            53       105          4           93      1,294           38
Payable for units
   withdrawn                       --         289            --        --         --           --     43,709           --
                             --------------------------------------------------------------------------------------------
      Total liabilities             2         392            53       105          4           93     45,003           38
                             --------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      46,346   2,080,924     1,238,688 2,728,200    101,156    2,303,732 30,508,526      863,200
Variable annuity contract
   owners in the
   annuitization period            --     134,508            --        --         --           --         --           --
                             --------------------------------------------------------------------------------------------
Net assets                   $ 46,346   2,215,432     1,238,688 2,728,200    101,156    2,303,732 30,508,526      863,200
                             ============================================================================================
Investments in securities
   at cost                   $ 40,519   3,168,082     1,733,599 3,194,900    255,613    3,662,303 30,481,179    1,294,978
                             ============================================================================================
Shares outstanding              2,661     270,222       191,023   265,563    259,384      219,347 30,481,180       18,553
                             ============================================================================================

                 See accompanying notes to financial statements

                                                                                                 GENWORTH VARIABLE
                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)                        INSURANCE TRUST
                          ---------------------------------------------------------------------- ------------------
                          REAL ESTATE            SMALL-CAP                                                 GENWORTH
                          SECURITIES             EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY GENWORTH  COLUMBIA
                            FUND --              FUND --      FUND --      FUND --     FUND --    CALAMOS  MID CAP
                            CLASS 1   S&P 500(R) CLASS 1      CLASS 1      CLASS 3     CLASS 1    GROWTH    VALUE
                            SHARES    INDEX FUND SHARES       SHARES       SHARES       SHARES     FUND     FUND
                          -----------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $ 3,532,171 14,535,684 2,465,383  18,761,933    98,621,055    987,583    8,695  2,519,663
Dividend receivable                --         --        --          --            --         --       --         --
Receivable for units
   sold                            --     29,113        --       4,099        17,099      2,080       --         --
                          -----------------------------------------------------------------------------------------
      Total assets          3,532,171 14,564,797 2,465,383  18,766,032    98,638,154    989,663    8,695  2,519,663
                          -----------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate (note 4b)         153        585       102         822         5,214         43       --        122
Payable for units
   withdrawn                    1,812         --    14,168          --            --         --       --        777
                          -----------------------------------------------------------------------------------------
      Total liabilities         1,965        585    14,270         822         5,214         43       --        899
                          -----------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   3,499,458 14,564,212 2,451,113  18,745,778    97,287,677    989,620    8,695  2,459,599
Variable annuity contract
   owners in the
   annuitization period        30,748         --        --      19,432     1,345,263         --       --     59,165
                          -----------------------------------------------------------------------------------------
Net assets                $ 3,530,206 14,564,212 2,451,113  18,765,210    98,632,940    989,620    8,695  2,518,764
                          =========================================================================================
Investments in securities
   at cost                $ 5,603,425 19,950,695 4,175,632  24,235,462   135,884,211  1,402,831    8,323  2,536,613
                          =========================================================================================
Shares outstanding            546,776    908,480   329,597   1,471,524     7,747,137     44,010    1,342    374,193
                          =========================================================================================

                 See accompanying notes to financial statements

                                                                                                                         GOLDMAN
                                                                                                                          SACHS
                                                                                                                         VARIABLE
                                                                                                                        INSURANCE
                                                 GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                            TRUST
                          ------------------------------------------------------------------------------------------- -------------
                                                                             GENWORTH
                                                    GENWORTH                 PUTNAM                      GENWORTH
                                         GENWORTH   LEGG MASON  GENWORTH  INTERNATIONAL    GENWORTH    WESTERN ASSET
                            GENWORTH   EATON VANCE   PARTNERS     PIMCO      CAPITAL      THORNBURG      MANAGEMENT   GOLDMAN SACHS
                            DAVIS NY    LARGE CAP   AGGRESSIVE  STOCKPLUS OPPORTUNITIES INTERNATIONAL CORE PLUS FIXED   GROWTH AND
                          VENTURE FUND  VALUE FUND GROWTH FUND    FUND         FUND       VALUE FUND    INCOME FUND    INCOME FUND
                          ---------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $251,328    6,860,855   8,012,568  10,762,639   2,903,142     2,534,979     6,582,808         81,112
Dividend receivable               --           --          --          --          --            --            --             --
Receivable for units
   sold                           --           --          --          --          --            --         2,634             --
                            ----------------------------------------------------------------------------------------------------
      Total assets           251,328    6,860,855   8,012,568  10,762,639   2,903,142     2,534,979     6,585,442         81,112
                            ----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      11          334         389         519         141           125           324              4
Payable for units
   withdrawn                       1        1,546       2,961       3,129       2,001           486            --             --
                            ----------------------------------------------------------------------------------------------------
      Total liabilities           12        1,880       3,350       3,648       2,142           611           324              4
                            ----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    251,316    6,713,475   7,832,223  10,525,877   2,841,150     2,476,169     6,441,914         81,108
Variable annuity contract
   owners in the
   annuitization period           --      145,500     176,995     233,114      59,850        58,199       143,204             --
                            ----------------------------------------------------------------------------------------------------
Net assets                  $251,316    6,858,975   8,009,218  10,758,991   2,901,000     2,534,368     6,585,118         81,108
                            ====================================================================================================
Investments in securities
   at cost                  $249,620    6,572,908   7,459,754  11,239,656   2,671,045     2,360,951     6,243,708        111,906
                            ====================================================================================================
Shares outstanding            35,070      893,178   1,074,186   1,570,111     433,150       338,783       616,709         10,177
                            ====================================================================================================

                 See accompanying notes to financial statements

                          GOLDMAN SACHS
                             VARIABLE
                            INSURANCE
                              TRUST
                           (CONTINUED)                J.P. MORGAN SERIES TRUST II                    JANUS ASPEN SERIES
                          ------------- ------------------------------------------------------- ----------------------------
                                                                                      JPMORGAN
                                                     JPMORGAN    JPMORGAN  JPMORGAN     U.S.       BALANCED
                          GOLDMAN SACHS  JPMORGAN INTERNATIONAL  MID CAP    SMALL    LARGE CAP   PORTFOLIO --    BALANCED
                             MID CAP       BOND       EQUITY      VALUE    COMPANY  CORE EQUITY INSTITUTIONAL  PORTFOLIO --
                            VALUE FUND  PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO  PORTFOLIO      SHARES    SERVICE SHARES
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $  743,843  1,297,321    139,189    1,562,131  232,300     94,343     1,662,732      8,883,178
Dividend receivable                 --         --         --           --       --         --            --             --
Receivable for units
   sold                             --        863        201           --      203         86            --          8,077
                            ----------------------------------------------------------------------------------------------
      Total assets             743,843  1,298,184    139,390    1,562,131  232,503     94,429     1,662,732      8,891,255
                            ----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        29         56          6           65       10          4            65            448
Payable for units
   withdrawn                        --         --         --          423       --         --            --             --
                            ----------------------------------------------------------------------------------------------
      Total liabilities             29         56          6          488       10          4            65            448
                            ----------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      743,814  1,298,128    139,384    1,561,643  232,493     94,425     1,662,667      8,767,793
Variable annuity contract
   owners in the
   annuitization
   period                           --         --         --           --       --         --            --        123,014
                            ----------------------------------------------------------------------------------------------
Net assets                  $  743,814  1,298,128    139,384    1,561,643  232,493     94,425     1,662,667      8,890,807
                            ==============================================================================================
Investments in securities
   at cost                  $1,201,715  1,655,089    227,267    2,118,311  348,907    117,895     1,822,141     10,068,757
                            ==============================================================================================
Shares outstanding              85,894    150,851     17,552       82,565   23,608      9,160        72,608        374,029
                            ==============================================================================================

                 See accompanying notes to financial statements

                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                                                 GLOBAL LIFE    GLOBAL    INTERNATIONAL INTERNATIONAL   LARGE CAP
                          FLEXIBLE BOND     FORTY        FORTY     SCIENCES   TECHNOLOGY      GROWTH        GROWTH       GROWTH
                           PORTFOLIO --  PORTFOLIO --  PORTFOLIO  PORTFOLIO  PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL -- SERVICE -- SERVICE     SERVICE   INSTITUTIONAL    SERVICE    INSTITUTIONAL
                              SHARES        SHARES      SHARES      SHARES      SHARES        SHARES        SHARES        SHARES
                          ---------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $156,408     1,189,156    9,159,448    72,004      11,388       597,280       583,517       567,634
Dividend receivable                --            --           --        --          --            --            --            --
Receivable for units
   sold                            --            --           --        --          32            --            --            --
                             ---------------------------------------------------------------------------------------------------
      Total assets            156,408     1,189,156    9,159,448    72,004      11,420       597,280       583,517       567,634
                             ---------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        6            45          433         3          --            23            25            22
Payable for units
   withdrawn                       --            --        2,136         2          --            --             1            --
                             ---------------------------------------------------------------------------------------------------
      Total liabilities             6            45        2,569         5          --            23            26            22
                             ---------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     156,402     1,189,111    8,981,880    71,999      11,420       597,257       583,491       567,612
Variable annuity contract
   owners in the
   annuitization
   period                          --            --      174,999        --          --            --            --            --
                             ---------------------------------------------------------------------------------------------------
Net assets                   $156,402     1,189,111    9,156,879    71,999      11,420       597,257       583,491       567,612
                             ===================================================================================================
Investments in securities
   at cost                   $159,698     1,453,067   12,490,514    57,309      12,843       878,025       620,516       983,384
                             ===================================================================================================
Shares outstanding             13,460        51,770      403,145     8,867       3,927        22,599        22,434        35,926
                             ===================================================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)                      JPMORGAN INSURANCE TRUST
                          -------------------------------------------------------------- -----------------------------------
                                                                                                                  JPMORGAN
                                                                                           JPMORGAN    JPMORGAN   INSURANCE
                           LARGE CAP    MID CAP      MID CAP    WORLDWIDE     WORLDWIDE    INSURANCE   INSURANCE    TRUST
                            GROWTH      GROWTH       GROWTH      GROWTH        GROWTH        TRUST       TRUST   DIVERSIFIED
                           PORTFOLIO PORTFOLIO --   PORTFOLIO PORTFOLIO --  PORTFOLIO --   BALANCED    CORE BOND   EQUITY
                          -- SERVICE INSTITUTIONAL -- SERVICE INSTITUTIONAL    SERVICE   PORTFOLIO --  PORTFOLIO  PORTFOLIO
                            SHARES      SHARES       SHARES      SHARES        SHARES       CLASS 1   -- CLASS 1 -- CLASS 1
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)               $120,785      868,069     115,598     670,837       232,976      15,037     1,569,002    830,445
Dividend receivable              --           --          --          --            --          --            --         --
Receivable for units
   sold                          --           --          --          --            52          --           336         --
                           ------------------------------------------------------------------------------------------------
      Total assets          120,785      868,069     115,598     670,837       233,028      15,037     1,569,338    830,445
                           ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      5           34           5          27             9           1            53         42
Payable for units
   withdrawn                      1           --           1          --            --           1            --         97
                           ------------------------------------------------------------------------------------------------
      Total liabilities           6           34           6          27             9           2            53        139
                           ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   120,779      868,035     115,592     670,810       233,019      15,035     1,403,273    717,134
Variable annuity contract
   owners in the
   annuitization
   period                        --           --          --          --            --          --       166,012    113,172
                           ------------------------------------------------------------------------------------------------
Net assets                 $120,779      868,035     115,592     670,810       233,019      15,035     1,569,285    830,306
                           ================================================================================================
Investments in securities
   at cost                 $146,775    1,728,928     114,101   1,314,743       310,156      22,606     1,573,688  1,024,438
                           ================================================================================================
Shares outstanding            7,753       40,831       5,584      34,813        12,198       1,461       143,419     77,323
                           ================================================================================================

                 See accompanying notes to financial statements

                                                                                               LEGG MASON PARTNERS
                                      JPMORGAN INSURANCE TRUST (CONTINUED)                    VARIABLE EQUITY TRUST
                          ------------------------------------------------------------ -----------------------------------
                            JPMORGAN
                            INSURANCE    JPMORGAN    JPMORGAN    JPMORGAN    JPMORGAN  LEGG MASON  LEGG MASON  LEGG MASON
                              TRUST      INSURANCE   INSURANCE   INSURANCE   INSURANCE  PARTNERS    PARTNERS    PARTNERS
                           DIVERSIFIED     TRUST       TRUST       TRUST       TRUST    VARIABLE    VARIABLE    VARIABLE
                             MID CAP      EQUITY    GOVERNMENT   INTREPID    INTREPID  AGGRESSIVE  CAPITAL AND CAPITAL AND
                             GROWTH        INDEX       BOND       GROWTH      MID CAP    GROWTH      INCOME      INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO PORTFOLIO --  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
                             CLASS 1      CLASS 1   -- CLASS 1    CLASS 1   -- CLASS 1 -- CLASS II -- CLASS I  -- CLASS II
                          ------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $303,715      588,761    1,028,821    721,165     344,330    648,475      52,213     497,825
Dividend receivable               --           --           --         --          --         --          --          --
Receivable for units
   sold                           --           --          295         --          --         --          --          --
                            --------------------------------------------------------------------------------------------
      Total assets           303,715      588,761    1,029,116    721,165     344,330    648,475      52,213     497,825
                            --------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      16           30           27         37          17         28           2          27
Payable for units
   withdrawn                      75           46           --         55         109          1          --           1
                            --------------------------------------------------------------------------------------------
      Total liabilities           91           76           27         92         126         29           2          28
                            --------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    257,534      498,661      863,316    608,003     297,974    648,446      52,211     497,797
Variable annuity contract
   owners in the
   annuitization
   period                     46,090       90,024      165,773    113,070      46,230         --          --          --
                            --------------------------------------------------------------------------------------------
Net assets                  $303,624      588,685    1,029,089    721,073     344,204    648,446      52,211     497,797
                            ============================================================================================
Investments in securities
   at cost                  $305,227      720,363      970,806    919,064     477,683    983,208      95,266     882,561
                            ============================================================================================
Shares outstanding            32,276       74,245       86,383     73,141      34,711     66,991       6,703      63,742
                            ============================================================================================

                 See accompanying notes to financial statements

                                                 LEGG MASON
                                                  PARTNERS
                            LEGG MASON PARTNERS   VARIABLE
                             VARIABLE EQUITY       INCOME
                             TRUST (CONTINUED)      TRUST                MFS(R) VARIABLE INSURANCE TRUST
                          ---------------------- ---------- ---------------------------------------------------------
                                                              MFS(R)
                          LEGG MASON             LEGG MASON INVESTORS   MFS(R)    MFS(R)
                           PARTNERS   LEGG MASON  PARTNERS   GROWTH   INVESTORS    NEW        MFS(R)
                           VARIABLE    PARTNERS   VARIABLE    STOCK     TRUST   DISCOVERY   STRATEGIC       MFS(R)
                          FUNDAMENTAL  VARIABLE   STRATEGIC SERIES -- SERIES -- SERIES --     INCOME    TOTAL RETURN
                             VALUE     INVESTORS    BOND     SERVICE   SERVICE   SERVICE    SERIES --     SERIES --
                           PORTFOLIO   PORTFOLIO  PORTFOLIO   CLASS     CLASS     CLASS   SERVICE CLASS SERVICE CLASS
                          -- CLASS I  -- CLASS I -- CLASS I  SHARES    SHARES    SHARES      SHARES        SHARES
                          -------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $330,171    41,212     62,371   1,160,933 1,507,315  578,268     801,797       9,874,272
Dividend receivable               --        --         --          --        --       --          --              --
Receivable for units
   sold                          800        --         --       2,244     2,614    2,828          89              --
                            ----------------------------------------------------------------------------------------
      Total assets           330,971    41,212     62,371   1,163,177 1,509,929  581,096     801,886       9,874,272
                            ----------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      14         2          2          50        64       25          36             471
Payable for units
   withdrawn                      --        --         --          --        --       --          --             115
                            ----------------------------------------------------------------------------------------
      Total liabilities           14         2          2          50        64       25          36             586
                            ----------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    330,957    41,210     62,369   1,163,127 1,509,865  581,071     757,294       9,698,607
Variable annuity contract
   owners in the
   annuitization
   period                         --        --         --          --        --       --      44,556         175,079
                            ----------------------------------------------------------------------------------------
Net assets                  $330,957    41,210     62,369   1,163,127 1,509,865  581,071     801,850       9,873,686
                            ========================================================================================
Investments in securities
   at cost                  $560,501    53,275     83,061   1,489,619 1,850,205  964,993     898,644      12,967,097
                            ========================================================================================
Shares outstanding            24,603     4,056      8,185     167,041   103,524   72,193      93,232         647,918
                            ========================================================================================

                 See accompanying notes to financial statements

                            MFS(R)
                           VARIABLE
                           INSURANCE
                             TRUST     OLD MUTUAL INSURANCE
                          (CONTINUED)      SERIES FUND                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------- --------------------- ------------------------------------------------------------------
                            MFS(R)
                           UTILITIES                                                                  OPPENHEIMER
                           SERIES --             OLD MUTUAL               OPPENHEIMER   OPPENHEIMER     CAPITAL
                            SERVICE   OLD MUTUAL  LARGE CAP OPPENHEIMER    BALANCED       CAPITAL    APPRECIATION  OPPENHEIMER
                             CLASS     GROWTH II   GROWTH     BALANCED    FUND/VA --   APPRECIATION   FUND/VA --    CORE BOND
                            SHARES     PORTFOLIO  PORTFOLIO   FUND/VA   SERVICE SHARES    FUND/VA   SERVICE SHARES   FUND/VA
                          ----------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair
   value (note 2b)         $2,784,774     --          --      254,462      5,012,759      216,079      2,568,751     445,129
Dividend receivable                --     --          --           --             --           --             --          --
Receivable for units
   sold                           829     --          --           --             --           --          1,601          --
                           -------------------------------------------------------------------------------------------------
      Total assets          2,785,603     --          --      254,462      5,012,759      216,079      2,570,352     445,129
                           -------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      118     --          --           10            243            9            108          17
Payable for units
   withdrawn                       --     --          --           --          1,042           --             --          --
                           -------------------------------------------------------------------------------------------------
      Total liabilities           118     --          --           10          1,285            9            108          17
                           -------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   2,785,485     --          --      254,452      4,936,395      216,070      2,550,624     445,112
Variable annuity contract
   owners in the
   annuitization
   period                          --     --          --           --         75,079           --         19,620          --
                           -------------------------------------------------------------------------------------------------
Net assets                 $2,785,485     --          --      254,452      5,011,474      216,070      2,570,244     445,112
                           =================================================================================================
Investments in securities
   at cost                 $3,794,801     --          --      460,479      8,753,580      324,971      3,721,396     726,075
                           =================================================================================================
Shares outstanding            154,624     --          --       30,114        598,181        8,418        101,052      69,012
                           =================================================================================================

                 See accompanying notes to financial statements

                                                                                                        PIMCO VARIABLE
                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)                  INSURANCE TRUST
                          ----------------------------------------------------------------------- -------------------------
                                                                                                                  PIMCO
                          OPPENHEIMER                         OPPENHEIMER                            PIMCO    FOREIGN BOND
                            GLOBAL                OPPENHEIMER MAIN STREET             OPPENHEIMER  ALL ASSET    PORTFOLIO
                           SECURITIES             MAIN STREET  SMALL CAP                 MIDCAP    PORTFOLIO  (U.S. DOLLAR-
                           FUND/VA -- OPPENHEIMER  FUND/VA --  FUND/VA -- OPPENHEIMER  FUND/VA -- -- ADVISOR   HEDGED) --
                            SERVICE   HIGH INCOME   SERVICE     SERVICE     MIDCAP      SERVICE      CLASS   ADMINISTRATIVE
                            SHARES      FUND/VA      SHARES      SHARES     FUND/VA      SHARES     SHARES    CLASS SHARES
                          -------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $ 9,625,741    43,585    13,767,048  4,778,344    204,304     154,480     874,534       99,772
Dividend receivable                --        --            --         --         --          --          --          217
Receivable for units
   sold                         1,394        --         5,867         --         --         353          --           61
                          ----------------------------------------------------------------------------------------------
      Total assets          9,627,135    43,585    13,772,915  4,778,344    204,304     154,833     874,534      100,050
                          ----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      433         2           640        208          7           1          36            5
Payable for units
   withdrawn                       --        --            --        586         --          --          --           --
                          ----------------------------------------------------------------------------------------------
      Total liabilities           433         2           640        794          7           1          36            5
                          ----------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   9,538,268    43,583    13,530,109  4,700,389    204,297     154,832     874,498      100,045
Variable annuity contract
   owners in the
   annuitization
   period                      88,434        --       242,166     77,161         --          --          --           --
                          ----------------------------------------------------------------------------------------------
Net assets                $ 9,626,702    43,583    13,772,275  4,777,550    204,297     154,832     874,498      100,045
                          ----------------------------------------------------------------------------------------------
Investments in securities
   at cost                $12,163,109   205,975    14,974,816  6,801,865    475,561     247,987   1,101,502      104,843
                          ----------------------------------------------------------------------------------------------
Shares outstanding            480,806    27,585       954,719    453,353      7,418       5,715      94,749       10,415
                          ----------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                                                                           RYDEX
                                                                                                                         VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)             THE PRUDENTIAL SERIES FUND       TRUST
                          ----------------------------------------------------------- ---------------------------------- --------
                                              PIMCO
                                            LONG-TERM
                               PIMCO          U.S.           PIMCO          PIMCO       JENNISON                NATURAL
                            HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN  20/20 FOCUS   JENNISON   RESOURCES
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO  PORTFOLIO -- PORTFOLIO  NASDAQ-
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE -- CLASS II   CLASS II    -- CLASS  100(R)
                           CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES     SHARES      SHARES    II SHARES   FUND
                          -------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $6,394,571     18,643,312     26,613,393     34,065,143    1,015,282     60,666    2,602,275  579,177
Dividend receivable             51,448         59,784        107,136        127,342           --         --           --       --
Receivable for units
   sold                          2,357          7,368         10,220          2,170           --         --           --       91
                            -----------------------------------------------------------------------------------------------------
      Total assets           6,448,376     18,710,464     26,730,749     34,194,655    1,015,282     60,666    2,602,275  579,268
                            -----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       288            822          1,291          1,465           39          2          119       26
Payable for units
   withdrawn                        --             --             --             --          131          1          289       --
                            -----------------------------------------------------------------------------------------------------
      Total liabilities            288            822          1,291          1,465          170          3          408       26
                            -----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    6,325,807     18,652,423     25,915,929     34,049,825    1,015,112     60,663    2,571,268  579,242
Variable annuity contract
   owners in the
   annuitization
   period                      122,281         57,219        813,529        143,365           --         --       30,599       --
                            -----------------------------------------------------------------------------------------------------
Net assets                  $6,448,088     18,709,642     26,729,458     34,193,190    1,015,112     60,663    2,601,867  579,242
                            =====================================================================================================
Investments in securities
   at cost                  $7,688,486     16,968,465     27,713,107     34,210,098    1,544,139     80,953    4,634,363  722,753
                            =====================================================================================================
Shares outstanding           1,129,783      1,524,392      2,749,317      3,304,088      112,062      4,195      110,547   55,160
                            =====================================================================================================

                 See accompanying notes to financial statements

                            THE UNIVERSAL
                           INSTITUTIONAL          VAN KAMPEN LIFE               XTF
                             FUNDS, INC.          INVESTMENT TRUST         ADVISORS TRUST
                          --------------- ------------------------------- ---------------
                             EQUITY AND       CAPTIAL
                               INCOME          GROWTH         COMSTOCK         ETF 60
                            PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                          CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES
                          ---------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $1,026,366       274,111        2,787,224           --
Dividend receivable                  --            --               --           --
Receivable for units sold            --            88              485           --
                             ------------------------------------------------------
   Total assets               1,026,366       274,199        2,787,709           --
                             ------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         62            11              113           --
Payable for units
   withdrawn                          2            --               --           --
                             ------------------------------------------------------
   Total liabilities                 64            11              113           --
                             ------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in the
   accumulation period        1,026,302       274,188        2,787,596           --
Variable annuity contract
   owners in the
   annuitization
   period                            --            --               --           --
                             ------------------------------------------------------
Net assets                   $1,026,302       274,188        2,787,596           --
                             ======================================================
Investments in securities
   at cost                   $1,357,490       446,023        4,206,830           --
                             ======================================================
Shares outstanding               95,299        16,210          339,078           --
                             ======================================================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            Statements of Operations

                                                             AIM VARIABLE INSURANCE FUNDS
                                            --------------------------------------------------------------
                                                          AIM V.I.                 AIM V.I.     AIM V.I.
                                              AIM V.I.     CAPITAL     AIM V.I.    GLOBAL    INTERNATIONAL
                                            BASIC VALUE APPRECIATION CORE EQUITY REAL ESTATE     GROWTH
                                              FUND --      FUND --     FUND --     FUND --      FUND --
                              CONSOLIDATED   SERIES II    SERIES I     SERIES I   SERIES II    SERIES II
                                 TOTAL         SHARES      SHARES       SHARES      SHARES       SHARES
                             -----------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31, 2008
                             -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends              $  27,885,808      40,819          --      15,011      49,749        42,285
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                 14,214,201      27,283       9,596      11,020       7,995       159,530
                             ---------------------------------------------------------------------------
Net investment income
   (expense)                    13,671,607      13,536      (9,596)      3,991      41,754      (117,245)
                             ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   (76,591,607)    (81,872)    (13,852)     (2,589)   (174,262)   (2,659,580)
   Change in unrealized
      appreciation
      (depreciation)          (238,792,657) (1,399,813)   (311,833)   (246,261)   (157,184)   (2,800,087)
   Capital gain
      distributions             19,381,088     297,470          --          --      56,352        94,604
                             ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments             (296,003,176) (1,184,215)   (325,685)   (248,850)   (275,094)   (5,365,063)
                             ---------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                $(282,331,569) (1,170,679)   (335,281)   (244,859)   (233,340)   (5,482,308)
                             ===========================================================================

                 See accompanying notes to financial statements

                              AIM
                            VARIABLE
                           INSURANCE
                             FUNDS                                      ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                          (CONTINUED)  THE ALGER AMERICAN FUND                   SERIES FUND, INC.
                          ----------- ------------------------- -----------------------------------------------------
                                          ALGER        ALGER
                            AIM V.I.    AMERICAN     AMERICAN   ALLIANCEBERNSTEIN
                           LARGE CAP    LARGECAP     SMALLCAP        BALANCED     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                             GROWTH      GROWTH       GROWTH          WEALTH            GLOBAL          GROWTH AND
                             FUND --  PORTFOLIO -- PORTFOLIO --      STRATEGY         TECHNOLOGY          INCOME
                            SERIES I     CLASS O      CLASS O      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                             SHARES      SHARES       SHARES         CLASS B           CLASS B           CLASS B
                          -------------------------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31, 2008
                          -------------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $      28         524           --         170,443               --            287,919
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                3,736       3,511        5,057          93,125            6,042            110,177
                           --------------------------------------------------------------------------------------
Net investment income
   (expense)                  (3,708)     (2,987)      (5,057)         77,318           (6,042)           177,742
                           --------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain (loss)    1,056     (22,103)      13,561        (408,918)            (445)          (589,689)
   Change in unrealized
      appreciation
      (depreciation)        (107,755)   (134,887)    (224,236)     (1,783,788)        (256,006)        (4,130,522)
   Capital gain
      distributions               --          --        5,359         119,376               --          1,065,560
                           --------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (106,699)   (156,990)    (205,316)     (2,073,330)        (256,451)        (3,654,651)
                           --------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(110,407)   (159,977)    (210,373)     (1,996,012)        (262,493)        (3,476,909)
                           ======================================================================================

                 See accompanying notes to financial statements

                                   ALLIANCEBERNSTEIN VARIABLE PRODUCTS              AMERICAN CENTURY VARIABLE
                                      SERIES FUND, INC. (CONTINUED)                      PORTFOLIOS, INC.
                          ----------------------------------------------------- -----------------------------------
                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN    VP
                            INTERNATIONAL       LARGE CAP         SMALL CAP     INCOME &        VP
                                VALUE             GROWTH            GROWTH       GROWTH   INTERNATIONAL VP ULTRA(R)
                             PORTFOLIO --       PORTFOLIO --     PORTFOLIO --    FUND --     FUND --      FUND --
                               CLASS B           CLASS B           CLASS B       CLASS I     CLASS I      CLASS I
                          -----------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $    397,995              --                 --       14,128       19,469          --
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                  348,274          28,510              2,512       11,433       45,891       9,060
                            -------------------------------------------------------------------------------------
Net investment income
   (expense)                      49,721         (28,510)            (2,512)       2,695      (26,422)     (9,060)
                            -------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain (loss)  (12,865,615)         (7,470)             5,611     (109,790)    (755,717)    (26,637)
   Change in unrealized
      appreciation
      (depreciation)          (5,345,824)       (891,738)          (104,332)    (287,987)    (965,730)   (372,925)
   Capital gain
      distributions              977,160              --                 --       84,637      228,695      93,437
                            -------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (17,234,279)       (899,208)           (98,721)    (313,140)  (1,492,752)   (306,125)
                            -------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(17,184,558)       (927,718)          (101,233)    (310,445)  (1,519,174)   (315,185)
                            =====================================================================================

                 See accompanying notes to financial statements

                              AMERICAN
                               CENTURY           AMERICAN
                              VARIABLE           CENTURY
                          PORTFOLIOS, INC.       VARIABLE
                             (CONTINUED)   PORTFOLIOS II, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ---------------- ------------------- ----------------------------------------------------
                                                                              BLACKROCK    BLACKROCK    BLACKROCK
                                               VP INFLATION      BLACKROCK     GLOBAL      LARGE CAP      VALUE
                              VP VALUE          PROTECTION      BASIC VALUE  ALLOCATION     GROWTH    OPPORTUNITIES
                               FUND --           FUND --       V.I. FUND -- V.I. FUND -- V.I. FUND --  V.I. FUND --
                               CLASS I           CLASS II        CLASS III    CLASS III    CLASS III    CLASS III
                          -----------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends               $ 120,917           92,048           14,788     1,493,438        673        13,010
   Mortality and expense
      risk and
      administrative
      charges (note 4a)          24,314           64,112           10,624       971,130      2,552         5,984
                              ----------------------------------------------------------------------------------
Net investment income
   (expense)                     96,603           27,936            4,164       522,308     (1,879)        7,026
                              ----------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   (224,057)          27,750          (69,738)   (1,957,042)    (3,951)     (199,844)
   Change in unrealized
      appreciation
      (depreciation)           (484,424)         241,711         (263,691)  (12,106,344)   (65,678)      (12,016)
   Capital gain
      distributions             117,516               --            7,664       270,226         --         5,154
                              ----------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments              (590,965)         269,461         (325,765)  (13,793,160)   (69,629)     (206,706)
                              ----------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                 $(494,362)         297,397         (321,601)  (13,270,852)   (71,508)     (199,680)
                              ==================================================================================

                 See accompanying notes to financial statements

                                                                                  DREYFUS
                                                                      DREYFUS    VARIABLE     DWS
                            COLUMBIA FUNDS VARIABLE                 INVESTMENT  INVESTMENT  VARIABLE
                               INSURANCE TRUST I        DREYFUS     PORTFOLIOS     FUND    SERIES II
                          -------------------------- ------------- ------------ ---------- ---------
                                          COLUMBIA                                            DWS
                                          MARSICO     THE DREYFUS                            DREMAN
                            COLUMBIA   INTERNATIONAL    SOCIALLY                              HIGH
                             MARSICO   OPPORTUNITIES  RESPONSIBLE     MIDCAP                 RETURN
                          GROWTH FUND,     FUND,         GROWTH        STOCK                 EQUITY
                            VARIABLE      VARIABLE   FUND, INC. -- PORTFOLIO --   MONEY      VIP --
                            SERIES --    SERIES --      INITIAL       INITIAL     MARKET    CLASS B
                             CLASS A      CLASS B        SHARES       SHARES    PORTFOLIO    SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $    12,885     1,358,955       2,320       12,894      44,532     57,478
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        60,233       206,975       4,803        2,596      32,255     12,238
                          -------------------------------------------------------------------------
Net investment income
   (expense)                  (47,348)    1,151,980      (2,483)      10,298      12,277     45,240
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (25,204)   (5,065,833)       (176)     (23,003)         --   (150,952)
   Change in unrealized
      appreciation
      (depreciation)       (1,861,702)   (6,403,419)   (124,816)     (79,245)          1   (493,411)
   Capital gain
      distributions                --     1,421,281          --       15,741          --    129,530
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (1,886,906)  (10,047,971)   (124,992)     (86,507)          1   (514,833)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(1,934,254)   (8,895,991)   (127,475)     (76,209)     12,278   (469,593)
                          =========================================================================

                 See accompanying notes to financial statements

                                                                              EVERGREEN    FEDERATED
                                                                               VARIABLE    INSURANCE
                          DWS VARIABLE SERIES II EATON VANCE VARIABLE TRUST ANNUITY TRUST   SERIES
                          ---------------------- -------------------------- ------------- ----------
                              DWS
                            DREMAN
                             SMALL                                                         FEDERATED
                            MID CAP      DWS                        VT                     AMERICAN
                             VALUE    TECHNOLOGY       VT        WORLDWIDE   EVERGREEN VA   LEADERS
                            VIP --      VIP --   FLOATING-RATE    HEALTH        OMEGA     FUND II --
                            CLASS B    CLASS B       INCOME      SCIENCES      FUND --      PRIMARY
                            SHARES      SHARES        FUND         FUND        CLASS 2      SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  97,309         --       781,208           --          --       12,333
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      15,508      2,467       237,015       26,247         647        2,636
                          ------------------------------------------------------------------------
Net investment income
   (expense)                 81,801     (2,467)      544,193      (26,247)       (647)       9,697
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (206,108)    (1,320)   (1,603,994)     (64,328)        118      (29,883)
   Change in unrealized
      appreciation
      (depreciation)       (609,285)   (87,912)   (2,996,046)    (308,037)     (9,185)    (103,993)
   Capital gain
      distributions         325,563         --            --      236,310          --       47,444
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (489,830)   (89,232)   (4,600,040)    (136,055)     (9,067)     (86,432)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(408,029)   (91,699)   (4,055,847)    (162,302)     (9,714)     (76,735)
                          ========================================================================

                 See accompanying notes to financial statements

                                                                           FIDELITY(R) VARIABLE
                             FEDERATED INSURANCE SERIES (CONTINUED)      INSURANCE PRODUCTS FUND
                          --------------------------------------------- -------------------------
                                     FEDERATED   FEDERATED
                                    HIGH INCOME HIGH INCOME   FEDERATED   VIP ASSET    VIP ASSET
                          FEDERATED     BOND        BOND      KAUFMANN   MANAGER(SM)  MANAGER(SM)
                           CAPITAL   FUND II --  FUND II --  FUND II -- PORTFOLIO -- PORTFOLIO --
                            INCOME    PRIMARY     SERVICE      SERVICE     INITIAL      SERVICE
                           FUND II     SHARES     SHARES       SHARES       CLASS       CLASS 2
                          -----------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  9,263     23,145      692,743     116,861     20,447        88,104
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      2,223      2,808       95,162      61,408      3,376        18,286
                          ---------------------------------------------------------------------
Net investment income
   (expense)                 7,040     20,337      597,581      55,453     17,071        69,818
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (16,412)   (14,619)    (531,173)    (29,397)    (2,553)      (53,230)
   Change in unrealized
      appreciation
      (depreciation)       (27,739)   (51,883)  (1,665,222) (2,024,613)  (104,649)     (419,350)
   Capital gain
      distributions             --         --           --     258,870     10,437        44,982
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (44,151)   (66,502)  (2,196,395) (1,795,140)   (96,765)     (427,598)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(37,111)   (46,165)  (1,598,814) (1,739,687)   (79,694)     (357,780)
                          =====================================================================

                 See accompanying notes to financial statements

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------
                                                                        VIP
                                                                      DYNAMIC
                              VIP         VIP            VIP          CAPITAL        VIP           VIP
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                             SERVICE      INITIAL       SERVICE       SERVICE      INITIAL       SERVICE
                             CLASS 2       CLASS        CLASS 2       CLASS 2       CLASS        CLASS 2
                          ---------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31, 2008
                          ---------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   297,561       17,034        215,489        1,451       21,668        171,294
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       199,588       24,367        471,270        4,803       12,464        204,211
                          --------------------------------------------------------------------------------
Net investment income
   (expense)                   97,973       (7,333)      (255,781)      (3,352)       9,204        (32,917)
                          --------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (362,026)    (140,631)    (8,056,868)     (12,215)     (26,859)    (4,489,060)
   Change in unrealized
      appreciation
      (depreciation)       (4,739,883)    (835,757)    (9,433,071)    (147,035)    (458,142)    (2,855,058)
   Capital gain
      distributions           189,335       53,552        828,458        2,237          945         11,727
                          --------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (4,912,574)    (922,836)   (16,661,481)    (157,013)    (484,056)    (7,332,391)
                          --------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(4,814,601)    (930,169)   (16,917,262)    (160,365)    (474,852)    (7,365,308)
                          ================================================================================

                 See accompanying notes to financial statements

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------
                               VIP          VIP          VIP                                     VIP
                            GROWTH &     GROWTH &       GROWTH         VIP          VIP      INVESTMENT
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             INITIAL      SERVICE      INITIAL       INITIAL      SERVICE      SERVICE
                              CLASS       CLASS 2       CLASS         CLASS       CLASS 2      CLASS 2
                          ------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          ------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $  12,789        74,818          866        5,076        12,006     154,880
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        5,153        38,611        3,188        9,448        31,302      82,487
                           ---------------------------------------------------------------------------
Net investment income
   (expense)                   7,636        36,207       (2,322)      (4,372)      (19,296)     72,393
                           ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (3,314)     (139,819)       1,269       (4,714)       50,396    (408,372)
   Change in unrealized
      appreciation
      (depreciation)        (213,132)   (1,427,366)    (158,724)    (380,843)   (1,230,919)    (79,069)
   Capital gain
      distributions           40,103       237,879           --           --            --          --
                           ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (176,343)   (1,329,306)    (157,455)    (385,557)   (1,180,523)   (487,441)
                           ---------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(168,707)   (1,293,099)    (159,777)    (389,929)   (1,199,819)   (415,048)
                           ===========================================================================

                 See accompanying notes to financial statements

                              FIDELITY(R) VARIABLE INSURANCE         FRANKLIN TEMPLETON VARIABLE
                                 PRODUCTS FUND (CONTINUED)            INSURANCE PRODUCTS TRUST
                          -------------------------------------- ----------------------------------
                                                                                          FRANKLIN
                                                                                         TEMPLETON
                                                                              FRANKLIN      VIP
                                                                   FRANKLIN   LARGE CAP   FOUNDING
                               VIP          VIP       VIP VALUE     INCOME      GROWTH     FUNDS
                             MID CAP     OVERSEAS    STRATEGIES   SECURITIES  SECURITIES ALLOCATION
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   FUND --      FUND --    FUND --
                             SERVICE      INITIAL      SERVICE      CLASS 2    CLASS 2     CLASS 2
                             CLASS 2       CLASS       CLASS 2      SHARES      SHARES     SHARES
                          -------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          -------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   727,375      20,154       53,851     6,165,598     20,919     410,341
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       227,758       5,956        5,205     1,994,404      8,811     255,223
                          -------------------------------------------------------------------------
Net investment income
   (expense)                  499,617      14,198       48,646     4,171,194     12,108     155,118
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (2,414,894)      2,965      (25,321)   (5,537,574)   (49,084)   (732,224)
   Change in unrealized
      appreciation
      (depreciation)       (7,017,321)   (279,015)    (257,888)  (37,266,044)  (222,703) (6,455,590)
   Capital gain
      distributions         1,893,889      50,316       20,957     1,506,245     23,631     407,007
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (7,538,326)   (225,734)    (262,252)  (41,297,373)  (248,156) (6,780,807)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(7,038,709)   (211,536)    (213,606)  (37,126,179)  (236,048) (6,625,689)
                          =========================================================================

                 See accompanying notes to financial statements

                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ----------------------------------------------------------------------
                                                                           TEMPLETON
                             MUTUAL     TEMPLETON  TEMPLETON    TEMPLETON    GLOBAL   TEMPLETON
                             SHARES      FOREIGN    FOREIGN   GLOBAL ASSET   INCOME     GROWTH
                           SECURITIES  SECURITIES SECURITIES  ALLOCATION   SECURITIES SECURITIES
                            FUND --      FUND --    FUND --      FUND --    FUND --     FUND --
                            CLASS 2      CLASS 1    CLASS 2      CLASS 2    CLASS 1    CLASS 2
                             SHARES      SHARES     SHARES       SHARES      SHARES     SHARES
                          ----------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   225,573      2,429     163,602      76,483      2,277      38,411
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       100,975        860      83,683      10,179        838      31,476
                          ---------------------------------------------------------------------
Net investment income
   (expense)                  124,598      1,569      79,919      66,304      1,439       6,935
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (762,069)      (377) (1,029,578)    (99,050)     6,664    (152,878)
   Change in unrealized
      appreciation
      (depreciation)       (1,852,573)   (35,433) (2,061,975)   (247,083)    (4,911)   (914,561)
   Capital gain
      distributions           170,199      5,977     440,895      82,070         --     124,676
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (2,444,443)   (29,833) (2,650,658)   (264,063)     1,753    (942,763)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(2,319,845)   (28,264) (2,570,739)   (197,759)     3,192    (935,828)
                          =====================================================================

                 See accompanying notes to financial statements

                                             GE INVESTMENTS FUNDS, INC.
                          ----------------------------------------------------------------
                                                                                  PREMIER
                          CORE VALUE           INTERNATIONAL   MID-CAP             GROWTH
                            EQUITY     INCOME      EQUITY       EQUITY             EQUITY
                            FUND --   FUND --     FUND --      FUND --    MONEY   FUND --
                            CLASS 1   CLASS 1     CLASS 1      CLASS 1    MARKET  CLASS 1
                            SHARES     SHARES      SHARES       SHARES     FUND    SHARES
                          ----------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  21,283   160,560       8,155        10,311  385,750    5,612
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      26,585    51,099       1,888        96,587  312,570   21,613
                          ---------------------------------------------------------------
Net investment income
   (expense)                 (5,302)  109,461       6,267       (86,276)  73,180  (16,001)
                          ---------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                (29,027) (139,911)      8,340    (1,833,247)      --   (5,676)
   Change in unrealized
      appreciation
      (depreciation)       (653,872) (189,282)   (195,712)   (1,037,861)      -- (597,710)
   Capital gain
      distributions          38,477        --      90,510        43,524       --   53,775
                          ---------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (644,422) (329,193)    (96,862)   (2,827,584)      -- (549,611)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(649,724) (219,732)    (90,595)   (2,913,860)  73,180 (565,612)
                          ===============================================================

                 See accompanying notes to financial statements

                                            GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------
                           REAL ESTATE               SMALL-CAP     TOTAL        TOTAL
                           SECURITIES                  EQUITY      RETURN      RETURN    U.S. EQUITY
                             FUND --    S&P 500(R)    FUND --     FUND --      FUND --     FUND --
                             CLASS 1       INDEX      CLASS 1     CLASS 1      CLASS 3     CLASS 1
                             SHARES        FUND        SHARES      SHARES      SHARES       SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   236,954      438,999      17,597     482,690    2,469,952     24,627
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        51,421      457,114      66,471     431,490    2,270,900     21,284
                          ------------------------------------------------------------------------
Net investment income
   (expense)                  185,533      (18,115)    (48,874)     51,200      199,052      3,343
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (916,960)  (1,690,822)   (436,886)     82,645   (4,885,844)   (21,665)
   Change in unrealized
      appreciation
      (depreciation)         (281,617) (11,880,130) (1,293,023) (9,267,396) (36,489,379)  (564,512)
   Capital gain
      distributions                --       79,826      18,557     100,817      531,138     10,654
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (1,198,577) (13,491,126) (1,711,352) (9,083,934) (40,844,085)  (575,523)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(1,013,044) (13,509,241) (1,760,226) (9,032,734) (40,645,033)  (572,180)
                          ========================================================================

                 See accompanying notes to financial statements

                                       GENWORTH VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------
                                                                  GENWORTH
                                   GENWORTH            GENWORTH  LEGG MASON
                          GENWORTH COLUMBIA GENWORTH EATON VANCE  PARTNERS   GENWORTH
                          CALAMOS  MID CAP  DAVIS NY  LARGE CAP  AGGRESSIVE   PIMCO
                           GROWTH   VALUE   VENTURE     VALUE      GROWTH   STOCKPLUS
                            FUND     FUND     FUND       FUND       FUND       FUND
                          -----------------------------------------------------------
                                  PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                          -----------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $ --    13,115     636      29,893      4,269     364,022
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       10     7,930     470      21,745     25,620      34,422
                            ---------------------------------------------------------
Net investment income
   (expense)                 (10)    5,185     166       8,148    (21,351)    329,600
                            ---------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   4   (13,586)    (51)     12,515     37,470       9,309
   Change in unrealized
      appreciation
      (depreciation)         372   (16,950)  1,708     287,947    552,814    (477,017)
   Capital gain
      distributions           --        --      --          --         --     483,994
                            ---------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            376   (30,536)  1,657     300,462    590,284      16,286
                            ---------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $366   (25,351)  1,823     308,610    568,933     345,886
                            =========================================================

                 See accompanying notes to financial statements

                              GENWORTH VARIABLE INSURANCE TRUST        GOLDMAN SACHS VARIABLE     J.P. MORGAN
                                         (CONTINUED)                      INSURANCE TRUST       SERIES TRUST II
                          ----------------------------------------- --------------------------- ---------------
                                                         GENWORTH
                             GENWORTH                 WESTERN ASSET
                              PUTNAM       GENWORTH     MANAGEMENT
                          INTERNATIONAL   THORNBURG     CORE PLUS   GOLDMAN SACHS GOLDMAN SACHS
                             CAPITAL    INTERNATIONAL     FIXED       GROWTH AND     MID CAP        JPMORGAN
                          OPPORTUNITIES     VALUE        INCOME        INCOME         VALUE           BOND
                               FUND          FUND         FUND           FUND          FUND        PORTFOLIO
                          -------------------------------------------------------------------------------------
                                  PERIOD FROM SEPTEMBER 8 TO
                                      DECEMBER 31, 2008                     YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------- -------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $     --         8,697        43,941         2,197        11,148        148,048
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        9,075         8,233        21,489         1,763        18,743         26,014
                            -------------------------------------------------------------------------------
Net investment income
   (expense)                  (9,075)          464        22,452           434        (7,595)       122,034
                            -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   8,775        15,333        27,384         2,408       (97,476)      (166,114)
   Change in unrealized
      appreciation
      (depreciation)         232,097       174,028       339,100       (52,118)     (412,203)      (250,262)
   Capital gain
      distributions               --            --            --            11         1,917             --
                            -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            240,872       189,361       366,484       (49,699)     (507,762)      (416,376)
                            -------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $231,797       189,825       388,936       (49,265)     (515,357)      (294,342)
                            ===============================================================================

                 See accompanying notes to financial statements

                               J.P. MORGAN SERIES TRUST II  (CONTINUED)          JANUS ASPEN SERIES
                          -------------------------------------------------- --------------------------
                             JPMORGAN    JPMORGAN    JPMORGAN    JPMORGAN       BALANCED     BALANCED
                          INTERNATIONAL   MID CAP     SMALL   U.S. LARGE CAP  PORTFOLIO -- PORTFOLIO --
                              EQUITY       VALUE     COMPANY    CORE EQUITY  INSTITUTIONAL    SERVICE
                            PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO       SHARES       SHARES
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $   7,728       39,986     7,272       1,818         54,494        245,720
   Mortality and expense
      risk and
      administrative
      charges (note 4a)         6,158       43,050     4,990       2,220         29,474        176,035
                            --------------------------------------------------------------------------
Net investment income
   (expense)                    1,570       (3,064)    2,282        (402)        25,020         69,685
                            --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (95,345)    (134,610)   (4,420)      2,642         41,196       (133,209)
   Change in unrealized
      appreciation
      (depreciation)         (167,209)  (1,144,667) (140,302)    (59,598)      (591,686)    (2,604,761)
   Capital gain
      distributions            71,008      202,268    26,113          --        145,115        676,150
                            --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (191,546)  (1,077,009) (118,609)    (56,956)      (405,375)    (2,061,820)
                            --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(189,976)  (1,080,073) (116,327)    (57,358)      (380,355)    (1,992,135)
                            ==========================================================================

                 See accompanying notes to financial statements

                                                   JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------
                             FLEXIBLE                               GLOBAL LIFE    GLOBAL    INTERNATIONAL
                               BOND         FORTY        FORTY       SCIENCES    TECHNOLOGY      GROWTH
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL    SERVICE      SERVICE      SERVICE   INSTITUTIONAL
                              SHARES        SHARES       SHARES       SHARES       SHARES        SHARES
                          --------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends              $ 7,231          2,859           760         --           27        29,900
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        2,543         30,031       144,908      1,682          458        15,921
                             --------------------------------------------------------------------------
Net investment income
   (expense)                   4,688        (27,172)     (144,148)    (1,682)        (431)       13,979
                             --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (2,030)       153,294      (212,406)     7,610        9,983        98,544
   Change in unrealized
      appreciation
      (depreciation)           5,470     (1,196,342)   (4,382,310)   (40,443)     (21,938)     (985,879)
   Capital gain
      distributions               --             --            --         --           --       153,774
                             --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments              3,440     (1,043,048)   (4,594,716)   (32,833)     (11,955)     (733,561)
                             --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                $ 8,128     (1,070,220)   (4,738,864)   (34,515)     (12,386)     (719,582)
                             ==========================================================================

                 See accompanying notes to financial statements

                                                    JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------
                          INTERNATIONAL    LARGE CAP     LARGE CAP     MID CAP       MID CAP     WORLDWIDE
                              GROWTH        GROWTH        GROWTH       GROWTH        GROWTH        GROWTH
                           PORTFOLIO --   PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                             SERVICE     INSTITUTIONAL    SERVICE   INSTITUTIONAL    SERVICE   INSTITUTIONAL
                              SHARES        SHARES        SHARES        SHARES       SHARES        SHARES
                          ----------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $  29,360         6,581         1,016        3,532           115       12,730
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                17,022        13,061         2,732       21,364         3,154       15,572
                            -----------------------------------------------------------------------------
Net investment income
   (expense)                   12,338        (6,480)       (1,716)     (17,832)       (3,039)      (2,842)
                            -----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   33,339       (89,889)       26,405     (161,780)       22,435     (108,723)
   Change in unrealized
      appreciation
      (depreciation)         (930,899)     (359,887)     (114,849)    (683,529)     (135,636)    (517,524)
   Capital gain
      distributions           157,370            --            --       84,885        12,146           --
                            -----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (740,190)     (449,776)      (88,444)    (760,424)     (101,055)    (626,247)
                            -----------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(727,852)     (456,256)      (90,160)    (778,256)     (104,094)    (629,089)
                            =============================================================================

                 See accompanying notes to financial statements

                              JANUS
                          ASPEN SERIES
                           (CONTINUED)                     JPMORGAN INSURANCE TRUST
                          ------------ ----------------------------------------------------------------
                                                                                JPMORGAN
                                                                   JPMORGAN     INSURANCE
                                         JPMORGAN     JPMORGAN     INSURANCE      TRUST      JPMORGAN
                            WORLDWIDE    INSURANCE    INSURANCE      TRUST     DIVERSIFIED   INSURANCE
                             GROWTH       TRUST         TRUST     DIVERSIFIED    MID CAP   TRUST EQUITY
                          PORTFOLIO --   BALANCED     CORE BOND      EQUITY      GROWTH        INDEX
                             SERVICE   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SHARES       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   3,915       3,194       90,668        49,084       2,168        10,284
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                6,375         596       32,847        14,599       1,370        10,609
                           --------------------------------------------------------------------------
Net investment income
   (expense)                  (2,460)      2,598       57,821        34,485         798          (325)
                           --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   8,856     (11,459)     (31,929)     (158,364)     (4,395)     (103,415)
   Change in unrealized
      appreciation
      (depreciation)        (236,082)     (8,413)     (45,212)     (207,031)       (950)     (137,002)
   Capital gain
      distributions               --       4,501           --        29,201       3,159            --
                           --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (227,226)    (15,371)     (77,141)     (336,194)     (2,186)     (240,417)
                           --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(229,686)    (12,773)     (19,320)     (301,709)     (1,388)     (240,742)
                           ==========================================================================

                 See accompanying notes to financial statements

                                                                           LEGG MASON PARTNERS
                           JPMORGAN INSURANCE TRUST (CONTINUED)           VARIABLE EQUITY TRUST
                          -------------------------------------- --------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN   LEGG MASON    LEGG MASON   LEGG MASON
                            INSURANCE    INSURANCE    INSURANCE    PARTNERS     PARTNERS     PARTNERS
                              TRUST        TRUST       TRUST      VARIABLE      VARIABLE     VARIABLE
                           GOVERNMENT    INTREPID     INTREPID    AGGRESSIVE   CAPITAL AND  CAPITAL AND
                              BOND        GROWTH       MID CAP      GROWTH       INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             CLASS 1      CLASS 1      CLASS 1     CLASS II      CLASS I     CLASS II
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $71,772         7,848       11,354           --       1,992        18,647
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      25,851        16,219       13,199       15,218       1,136        14,065
                            -------------------------------------------------------------------------
Net investment income
   (expense)                 45,921        (8,371)      (1,845)     (15,218)        856         4,582
                            -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 28,642      (176,119)    (302,923)     (13,960)     (6,542)      (58,381)
   Change in unrealized
      appreciation
      (depreciation)         15,282      (235,592)    (131,591)    (450,737)    (26,197)     (250,516)
   Capital gain
      distributions              --            --       58,695           --         459         4,175
                            -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            43,924      (411,711)    (375,819)    (464,697)    (32,280)     (304,722)
                            -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $89,845      (420,082)    (377,664)    (479,915)    (31,424)     (300,140)
                            =========================================================================

                 See accompanying notes to financial statements

                                                     LEGG MASON
                                                      PARTNERS
                          LEGG MASON PARTNERS         VARIABLE
                            VARIABLE EQUITY            INCOME
                           TRUST (CONTINUED)            TRUST         MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ -----------------------------------------
                           LEGG MASON                LEGG MASON      MFS(R)
                            PARTNERS    LEGG MASON    PARTNERS     INVESTORS       MFS(R)
                            VARIABLE     PARTNERS     VARIABLE       GROWTH      INVESTORS       MFS(R)
                           FUNDAMENTAL   VARIABLE     STRATEGIC      STOCK         TRUST     NEW DISCOVERY
                              VALUE      INVESTORS      BOND       SERIES --     SERIES --     SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS SERVICE CLASS SERVICE CLASS
                             CLASS I      CLASS I      CLASS I       SHARES        SHARES        SHARES
                          --------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   7,854         775        4,682         5,950        22,766        47,353
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        7,604         837        1,061        29,640        39,305        14,010
                           ----------------------------------------------------------------------------
Net investment income
   (expense)                     250         (62)       3,621       (23,690)      (16,539)       33,343
                           ----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (26,654)        222       (5,459)       61,709       153,282       (44,998)
   Change in unrealized
      appreciation
      (depreciation)        (175,461)    (27,147)     (13,986)     (925,472)   (1,302,288)     (552,710)
   Capital gain
      distributions              354       1,719           --        99,298       182,473       138,107
                           ----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (201,761)    (25,206)     (19,445)     (764,465)     (966,533)     (459,601)
                           ----------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(201,511)    (25,268)     (15,824)     (788,155)     (983,072)     (426,258)
                           ============================================================================

                 See accompanying notes to financial statements

                                                                                          OPPENHEIMER
                                                                                            VARIABLE
                                       MFS(R) VARIABLE                    OLD MUTUAL        ACCOUNT
                                 INSURANCE TRUST (CONTINUED)        INSURANCE SERIES FUND    FUNDS
                          ----------------------------------------- --------------------- -----------
                              MFS(R)
                            STRATEGIC       MFS(R)        MFS(R)
                              INCOME     TOTAL RETURN   UTILITIES              OLD MUTUAL
                             SERIES --    SERIES --     SERIES --   OLD MUTUAL  LARGE CAP OPPENHEIMER
                          SERVICE CLASS SERVICE CLASS SERVICE CLASS  GROWTH II    GROWTH    BALANCED
                              SHARES        SHARES        SHARES     PORTFOLIO  PORTFOLIO   FUND/VA
                          ---------------------------------------------------------------------------
                                                                                           YEAR ENDED
                                                                    PERIOD FROM JANUARY 1 DECEMBER 31,
                                 YEAR ENDED DECEMBER 31, 2008        TO DECEMBER 12, 2008     2008
                          ----------------------------------------- --------------------- -----------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $  43,739       443,134        267,311         --      1,230     24,633
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        12,044       228,815         61,958      1,881      4,992      6,326
                            -----------------------------------------------------------------------
Net investment income
   (expense)                   31,695       214,319        205,353     (1,881)    (3,762)    18,307
                            -----------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (37,938)     (733,387)        59,308   (139,858)  (151,016)   (30,406)
   Change in unrealized
      appreciation
      (depreciation)          (91,037)   (3,316,879)    (2,533,000)    78,915     11,920   (237,916)
   Capital gain
      distributions                --       614,891        403,963         --         --     33,973
                            -----------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (128,975)   (3,435,375)    (2,069,729)   (60,943)  (139,096)  (234,349)
                            -----------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $ (97,280)   (3,221,056)    (1,864,376)   (62,824)  (142,858)  (216,042)
                            =======================================================================

                 See accompanying notes to financial statements

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          --------------------------------------------------------------------------
                                                     OPPENHEIMER             OPPENHEIMER
                          OPPENHEIMER                  CAPITAL                   GLOBAL
                            BALANCED    OPPENHEIMER APPRECIATION             SECURITIES
                           FUND/VA --     CAPITAL    FUND/VA --  OPPENHEIMER  FUND/VA -- OPPENHEIMER
                            SERVICE    APPRECIATION    SERVICE    CORE BOND    SERVICE   HIGH INCOME
                             SHARES       FUND/VA      SHARES      FUND/VA      SHARES     FUND/VA
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   234,116         698            --     38,746      124,368     12,413
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       128,884       5,835        64,493     10,760      139,249      2,275
                          ------------------------------------------------------------------------
Net investment income
   (expense)                  105,232      (5,137)      (64,493)    27,986      (14,881)    10,138
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (457,627)     14,914        61,730    (59,063)    (366,407)   (16,123)
   Change in unrealized
      appreciation
      (depreciation)       (3,614,996)   (223,769)   (2,327,029)  (283,038)  (4,045,316)  (151,744)
   Capital gain
      distributions           347,848          --            --         --      554,465         --
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (3,724,775)   (208,855)   (2,265,299)  (342,101)  (3,857,258)  (167,867)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(3,619,543)   (213,992)   (2,329,792)  (314,115)  (3,872,139)  (157,729)
                          ========================================================================

                 See accompanying notes to financial statements

                                                                                  PIMCO VARIABLE
                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)         INSURANCE TRUST
                          ------------------------------------------------ ----------------------------
                                                                                              PIMCO
                                                                                          FOREIGN BOND
                                       OPPENHEIMER                                          PORTFOLIO
                          OPPENHEIMER  MAIN STREET             OPPENHEIMER      PIMCO     (U.S. DOLLAR-
                          MAIN STREET   SMALL CAP                 MIDCAP     ALL ASSET     HEDGED) --
                           FUND/VA --   FUND/VA -- OPPENHEIMER  FUND/VA --  PORTFOLIO -- ADMINISTRATIVE
                            SERVICE      SERVICE      MIDCAP     SERVICE   ADVISOR CLASS     CLASS
                            SHARES        SHARES     FUND/VA      SHARES       SHARES        SHARES
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   182,209      69,028         --          --       68,961         3,764
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)               141,796     143,801      4,715       3,884       18,996         2,032
                          -------------------------------------------------------------------------
Net investment income
   (expense)                   40,413     (74,773)    (4,715)     (3,884)      49,965         1,732
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (271,746) (1,982,006)   (29,684)        158      (77,271)       (1,116)
   Change in unrealized
      appreciation
      (depreciation)       (3,112,991) (2,549,518)  (175,824)   (151,766)    (211,371)       (5,619)
   Capital gain
      distributions           413,156     402,836         --          --        2,356            --
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (2,971,581) (4,128,688)  (205,508)   (151,608)    (286,286)       (6,735)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(2,931,168) (4,203,461)  (210,223)   (155,492)    (236,321)       (5,003)
                          =========================================================================

                 See accompanying notes to financial statements

                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)           THE PRUDENTIAL SERIES FUND
                          ------------------------------------------------------------ ---------------------------
                                              PIMCO
                               PIMCO        LONG-TERM         PIMCO          PIMCO
                            HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN  JENNISON 20/20
                            PORTFOLIO --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --      FOCUS       JENNISON
                          ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  PORTFOLIO --  PORTFOLIO --
                               CLASS           CLASS          CLASS          CLASS        CLASS II      CLASS II
                              SHARES          SHARES         SHARES         SHARES         SHARES        SHARES
                          ----------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   421,516        840,535       1,536,826     1,772,358         379,958          54
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                 84,166        320,048         642,703       497,071          96,769       1,278
                           ------------------------------------------------------------------------------------
Net investment income
   (expense)                   337,350        520,487         894,123     1,275,287         283,189      (1,224)
                           ------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (343,538)       158,012        (958,452)      128,645      (3,300,452)        797
   Change in unrealized
      appreciation
      (depreciation)        (1,246,784)     1,524,526      (1,523,887)     (703,836)       (310,818)    (37,192)
   Capital gain
      distributions             21,186         96,028         267,841       262,510              --          --
                           ------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (1,569,136)     1,778,566      (2,214,498)     (312,681)     (3,611,270)    (36,395)
                           ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(1,231,786)     2,299,053      (1,320,375)      962,606      (3,328,081)    (37,619)
                           ====================================================================================

                 See accompanying notes to financial statements

                          THE PRUDENTIAL                THE UNIVERSAL
                            SERIES FUND       RYDEX     INSTITUTIONAL      VAN KAMPEN LIFE            XTF
                            (CONTINUED)  VARIABLE TRUST  FUNDS, INC.       INVESTMENT TRUST     ADVISORS TRUST
                          -------------- -------------- ------------- ------------------------- --------------
                              NATURAL                     EQUITY AND     CAPTIAL
                             RESOURCES                      INCOME       GROWTH      COMSTOCK       ETF 60
                           PORTFOLIO --                  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             CLASS II     NASDAQ-100(R)    CLASS II     CLASS II     CLASS II      CLASS II
                              SHARES          FUND          SHARES       SHARES       SHARES        SHARES
                          ------------------------------------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                 JANUARY 1 TO
                                               YEAR ENDED DECEMBER 31, 2008                      JUNE 20, 2008
                          --------------------------------------------------------------------- --------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   436,746         1,403        36,028           885       229,375      20,217
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                 57,120        13,868        24,571         6,928       154,828      12,052
                           -------------------------------------------------------------------------------
Net investment income
   (expense)                   379,626       (12,465)       11,457        (6,043)       74,547       8,165
                           -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (700,227)        2,733       (30,477)       (9,613)   (3,666,586)    (54,085)
   Change in unrealized
      appreciation
      (depreciation)        (2,187,467)     (440,816)     (318,621)     (253,241)   (1,366,649)     23,130
   Capital gain
      distributions                 --            --        28,638            --       423,761          --
                           -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (2,887,694)     (438,083)     (320,460)     (262,854)   (4,609,474)    (30,955)
                           -------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(2,508,068)     (450,548)     (309,003)     (268,897)   (4,534,927)    (22,790)
                           ===============================================================================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                      Statements of Changes in Net Assets

                                                             AIM VARIABLE INSURANCE FUNDS
                                                      -----------------------------------------
                                                                              AIM V.I. CAPITAL
                                                          AIM V.I. BASIC        APPRECIATION
                                                          VALUE FUND --            FUND --
                              CONSOLIDATED TOTAL         SERIES II SHARES      SERIES I SHARES
                          ----------------------------------------------------------------------
                                   YEAR ENDED               YEAR ENDED           YEAR ENDED
                                  DECEMBER 31,             DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------------
                               2008          2007        2008        2007      2008      2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  13,671,607    9,419,308      13,536    (29,222)   (9,596)  (14,266)
   Net realized gain
      (loss) on
      investments           (76,591,607)  14,660,452     (81,872)    87,724   (13,852)   25,357
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (238,792,657) (11,661,873) (1,399,813)  (185,047) (311,833)   76,728
   Capital gain
      distributions          19,381,088   25,528,989     297,470    132,746        --        --
                          ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations        (282,331,569)  37,946,876  (1,170,679)     6,201  (335,281)   87,819
                          ---------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             280,286,058  301,810,458       2,365     35,541     7,282    40,626
   Death benefits           (13,091,387)  (6,811,225)     (2,972)    (7,690)       --        --
   Surrenders               (51,975,202) (48,489,087)   (133,080)  (180,083) (120,780) (101,179)
   Administrative
      expenses               (1,452,204)    (398,715)     (1,572)    (1,896)     (390)     (417)
   Transfers between
      subaccounts
      (including fixed
      account), net         (12,505,202)  17,347,893      33,974    (84,210)  (68,917)  (13,996)
                          ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       201,262,063  263,459,324    (101,285)  (238,338) (182,805)  (74,966)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets               (81,069,506) 301,406,200  (1,271,964)  (232,137) (518,086)   12,853
Net assets at beginning
   of year                  781,166,034  479,759,834   2,313,021  2,545,158   885,116   872,263
                          ---------------------------------------------------------------------
Net assets at end of
   year                   $ 700,096,528  781,166,034   1,041,057  2,313,021   367,030   885,116
                          =====================================================================
Changes in units
   (note 5):
   Units purchased                                        24,629     15,090     6,208     7,270
   Units redeemed                                        (32,255)   (28,588)  (26,869)  (14,212)
                                                      -----------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners                                     (7,626)   (13,498)  (20,661)   (6,942)
                                                      =========================================

                 See accompanying notes to financial statements

                                      AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                          ---------------------------------------------------------------
                              AIM V.I. CORE      AIM V.I. GLOBAL   AIM V.I. INTERNATIONAL
                             EQUITY FUND --    REAL ESTATE FUND --     GROWTH FUND --
                             SERIES I SHARES     SERIES II SHARES     SERIES II SHARES
                          ---------------------------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008       2007      2008      2007       2008       2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   3,991    (5,100)   41,754    39,697    (117,245)   (64,434)
   Net realized gain
      (loss) on
      investments            (2,589)   30,510  (174,262)   (7,880) (2,659,580)   276,749
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (246,261)   40,047  (157,184) (152,226) (2,800,087)   253,716
   Capital gain
      distributions              --        --    56,352    79,848      94,604         --
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (244,859)   65,457  (233,340)  (40,561) (5,482,308)   466,031
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              76,080     9,069    61,354    70,306   5,912,728  4,459,737
   Death benefits            (3,016)  (13,962)     (427)       --     (12,659)        --
   Surrenders              (133,524) (166,387)  (17,610)   (2,095)   (353,337)  (172,578)
   Administrative
      expenses                 (291)     (235)     (213)     (137)    (22,919)    (2,631)
   Transfers between
      subaccounts
      (including fixed
      account), net         (56,764)   18,311    67,012   285,964  (2,132,205)   (47,395)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (117,515) (153,204)  110,116   354,038   3,391,608  4,237,133
                          --------------------------------------------------------------
Increase (decrease) in
   net assets              (362,374)  (87,747) (123,224)  313,477  (2,090,700) 4,703,164
Net assets at beginning
   of year                  879,605   967,352   576,843   263,366   7,486,278  2,783,114
                          --------------------------------------------------------------
Net assets at end of
   year                   $ 517,231   879,605   453,619   576,843   5,395,578  7,486,278
                          ==============================================================
Changes in units
   (note 5):
   Units purchased           11,870     4,384   153,405    43,190   1,804,230    615,486
   Units redeemed           (21,408)  (17,441) (126,535)  (17,343) (1,594,271)  (286,768)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (9,538)  (13,057)   26,870    25,847     209,959    328,718
                          ==============================================================

                 See accompanying notes to financial statements

                              AIM VARIABLE
                             INSURANCE FUNDS
                               (CONTINUED)               THE ALGER AMERICAN FUND
                          -------------------- ------------------------------------------
                                                  ALGER AMERICAN
                           AIM V.I. LARGE CAP    LARGECAP GROWTH       ALGER AMERICAN
                           GROWTH -- SERIES I      PORTFOLIO --     SMALLCAP PORTFOLIO --
                                 SHARES          CLASS O SHARES        CLASS O SHARES
                          -------------------- ------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008       2007      2008      2007       2008       2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (3,708)   (3,408)   (2,987)   (5,462)    (5,057)     (9,413)
   Net realized gain
      (loss) on
      investments             1,056     5,947   (22,103)  (14,615)    13,561      92,728
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (107,755)   24,697  (134,887)  106,611   (224,236)     18,903
   Capital gain
      distributions              --        --        --        --      5,359          --
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (110,407)   27,236  (159,977)   86,534   (210,373)    102,218
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,200     9,700        --        --         --       3,075
   Death benefits                --        --        --        --         --          --
   Surrenders               (13,870)  (34,208) (113,126) (153,806)  (102,128)   (299,575)
   Administrative
      expenses                 (284)     (323)     (185)     (366)      (318)       (549)
   Transfers between
      subaccounts
      (including fixed
      account), net          29,932    45,952   (47,940)  (34,948)   (43,248)    (33,228)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
          transactions       20,978    21,121  (161,251) (189,120)  (145,694)   (330,277)
                          --------------------------------------------------------------
Increase (decrease) in
   net assets               (89,429)   48,357  (321,228) (102,586)  (356,067)   (228,059)
Net assets at beginning
   of year                  260,900   212,543   471,916   574,502    548,966     777,025
                          --------------------------------------------------------------
Net assets at end of
   year                   $ 171,471   260,900   150,688   471,916    192,899     548,966
                          ==============================================================
Changes in units
   (note 5):
   Units purchased           10,700     5,494        66       511      1,140       3,013
   Units redeemed            (8,851)   (3,857)  (14,277)  (16,188)   (14,672)    (28,896)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         1,849     1,637   (14,211)  (15,677)   (13,532)    (25,883)
                          ==============================================================

                 See accompanying notes to financial statements

                                  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ---------------------------------------------------------------------
                              ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                           BALANCED WEALTH STRATEGY  GLOBAL TECHNOLOGY      GROWTH AND INCOME
                             PORTFOLIO -- CLASS B   PORTFOLIO -- CLASS B  PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------
                                       PERIOD FROM
                           YEAR ENDED  AUGUST 27 TO      YEAR ENDED           YEAR ENDED
                          DECEMBER 31, DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------------
                              2008         2007        2008      2007        2008       2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    77,318      (6,821)    (6,042)   (7,919)     177,742     (6,788)
   Net realized gain
      (loss) on
      investments            (408,918)       (445)      (445)   12,286     (589,689)   262,541
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,783,788)    (13,879)  (256,006)   77,674   (4,130,522)  (395,340)
   Capital gain
      distributions           119,376          --         --        --    1,065,560    444,535
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations        (1,996,012)    (21,145)  (262,493)   82,041   (3,476,909)   304,948
                          --------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             3,944,313   2,634,257      6,410    80,355      106,753    156,333
   Death benefits                  --          --         --        --      (37,811)   (43,213)
   Surrenders                (118,850)     (6,401)   (66,666)  (21,346)    (609,012)  (803,175)
   Administrative
      expenses                (19,359)         --       (558)     (756)      (4,433)    (4,784)
   Transfers between
      subaccounts
      (including fixed
      account), net           390,398      79,670    (74,038)   31,839       91,227    158,962
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       4,196,502   2,707,526   (134,852)   90,092     (453,276)  (535,877)
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets               2,200,490   2,686,381   (397,345)  172,133   (3,930,185)  (230,929)
Net assets at beginning
   of year                  2,686,381          --    641,944   469,811    9,232,454  9,463,383
                          --------------------------------------------------------------------
Net assets at end of
   year                   $ 4,886,871   2,686,381    244,599   641,944    5,302,269  9,232,454
                          ====================================================================
Changes in units
   (note 5):
   Units purchased
                              775,023     277,103      8,055     8,461      322,992     65,142
   Units redeemed
                             (328,867)    (12,703)   (17,123)   (3,377)    (317,809)  (105,502)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         446,156     264,400     (9,068)    5,084        5,183    (40,360)
                          ====================================================================

                 See accompanying notes to financial statements

                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                          ---------------------------------------------------------------------
                              ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                             INTERNATIONAL VALUE       LARGE CAP GROWTH      SMALL CAP GROWTH
                             PORTFOLIO -- CLASS B    PORTFOLIO -- CLASS B  PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------
                                  YEAR ENDED              YEAR ENDED            YEAR ENDED
                                 DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                          ---------------------------------------------------------------------
                               2008         2007        2008       2007       2008      2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $     49,721      51,896     (28,510)   (37,624)   (2,512)   (2,103)
   Net realized gain
      (loss) on
      investments          (12,865,615)    385,567      (7,470)    82,890     5,611    11,680
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (5,345,824)   (570,328)   (891,738)   214,898  (104,332)    4,325
   Capital gain
      distributions            977,160     223,128          --         --        --        --
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (17,184,558)     90,263    (927,718)   260,164  (101,233)   13,902
                          -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             12,850,308  10,720,562      41,219     91,923    20,056    24,635
   Death benefits              (28,907)         --     (11,954)   (53,340)       --        --
   Surrenders                 (690,131)   (512,365)   (148,990)  (284,740)  (22,418)  (17,157)
   Administrative
      expenses                 (45,126)     (4,894)     (1,396)    (1,689)     (181)      (48)
   Transfers between
      subaccounts
      (including fixed
      account), net         (4,644,993)    797,044    (114,057)    (9,944)   72,056    27,099
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        7,441,151  11,000,347    (235,178)  (257,790)   69,513    34,529
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets               (9,743,407) 11,090,610  (1,162,896)     2,374   (31,720)   48,431
Net assets at beginning
   of year                  17,244,542   6,153,932   2,366,141  2,363,767   164,813   116,382
                          -------------------------------------------------------------------
Net assets at end of year $  7,501,135  17,244,542   1,203,245  2,366,141   133,093   164,813
                          ===================================================================
Changes in units
   (note 5):
   Units purchased           4,963,563   1,498,980      32,479     21,136    11,039     5,932
   Units redeemed           (4,946,748)   (640,405)    (63,277)   (45,993)   (3,863)   (3,299)
                          -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           16,815     858,575     (30,798)   (24,857)    7,176     2,633
                          ===================================================================

                 See accompanying notes to financial statements

                                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ------------------------------------------------------------
                           VP INCOME & GROWTH    VP INTERNATIONAL       VP ULTRA(R)
                            FUND -- CLASS I       FUND -- CLASS I     FUND -- CLASS I
                          ------------------------------------------------------------
                                 YEAR ENDED         YEAR ENDED           YEAR ENDED
                                DECEMBER 31,       DECEMBER 31,         DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007       2008       2007       2008     2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   2,695   (1,947)    (26,422)   (27,043)   (9,060) (13,115)
   Net realized gain
      (loss) on
      investments          (109,790)  18,204    (755,717)   162,772   (26,637)  15,988
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (287,987) (50,387)   (965,730)   163,255  (372,925) 143,362
   Capital gain
      distributions          84,637       --     228,695         --    93,437       --
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (310,445) (34,130) (1,519,174)   298,984  (315,185) 146,235
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,800   25,908     514,083  1,470,691     4,462   17,131
   Death benefits                --  (36,201)     (4,779)        --        --       --
   Surrenders               (17,999) (19,270)   (102,448)   (90,167)  (72,403) (19,588)
   Administrative
      expenses                 (352)    (420)     (1,533)      (793)     (832)  (1,115)
   Transfers between
      subaccounts
      (including fixed
      account), net          (2,726) 483,904      (8,611)  (106,700) (111,007) (57,901)
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (15,277) 453,921     396,712  1,273,031  (179,780) (61,473)
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (325,722) 419,791  (1,122,462) 1,572,015  (494,965)  84,762
Net assets at beginning
   of year                  884,975  465,184   2,771,124  1,199,109   855,772  771,010
                          ------------------------------------------------------------
Net assets at end of year $ 559,253  884,975   1,648,662  2,771,124   360,807  855,772
                          ============================================================
Changes in units
   (note 5):
   Units purchased           28,327   33,491   1,002,858    429,062    13,008    3,978
   Units redeemed           (29,276)  (7,157)   (976,559)  (325,079)  (28,541)  (8,280)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          (949)  26,334      26,299    103,983   (15,533)  (4,302)
                          ============================================================

                 See accompanying notes to financial statements

                             AMERICAN CENTURY      AMERICAN CENTURY
                           VARIABLE PORTFOLIOS,   VARIABLE PORTFOLIOS  BLACKROCK VARIABLE
                             INC. (CONTINUED)          II, INC.        SERIES FUNDS, INC.
                          ---------------------  --------------------  ------------------
                                                     VP INFLATION        BLACKROCK BASIC
                             VP VALUE FUND --     PROTECTION FUND --   VALUE V.I. FUND --
                                 CLASS I               CLASS II             CLASS III
                          ---------------------------------------------------------------
                                YEAR ENDED            YEAR ENDED           YEAR ENDED
                               DECEMBER 31,          DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007       2008       2007       2008     2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   96,603    105,885      27,936    34,279     4,164     6,629
   Net realized gain
      (loss) on
      investments           (224,057)     1,817      27,750    (3,703)  (69,738)    4,210
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (484,424)  (296,721)    241,711    39,836  (263,691) (106,879)
   Capital gain
      distributions          117,516     60,710          --        --     7,664    92,003
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (494,362)  (128,309)    297,397    70,412  (321,601)   (4,037)
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               67,688    118,289   1,418,634   379,271   109,681   148,718
   Death benefits                 --         --          --        --        --        --
   Surrenders                (92,106)   (23,822)   (138,512)  (37,744)  (14,645)  (17,624)
   Administrative
      expenses                  (570)      (641)    (13,214)     (882)     (999)     (757)
   Transfers between
      subaccounts
      (including fixed
      account), net         (308,488)  (141,047) 10,967,846  (330,511)  (20,198)   93,613
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (333,476)   (47,221) 12,234,754    10,134    73,839   223,950
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (827,838)  (175,530) 12,532,151    80,546  (247,762)  219,913
Net assets at beginning
   of year                 1,810,469  1,985,999     994,309   913,763   759,577   539,664
                          ---------------------------------------------------------------
Net assets at end of year $  982,631  1,810,469  13,526,460   994,309   511,815   759,577
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            38,929     46,054   1,759,525   163,039    28,269    22,331
   Units redeemed            (66,945)   (50,997)   (524,601) (161,632)  (21,054)   (5,581)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (28,016)    (4,943)  1,234,924     1,407     7,215    16,750
                          ===============================================================

                 See accompanying notes to financial statements

                                BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                          ---------------------------------------------------------------
                                                     BLACKROCK LARGE   BLACKROCK VALUE
                              BLACKROCK GLOBAL       CAP GROWTH V.I.    OPPORTUNITIES
                           ALLOCATION V.I. FUND --       FUND --         V.I. FUND --
                                  CLASS III             CLASS III         CLASS III
                          ---------------------------------------------------------------
                                 YEAR ENDED            YEAR ENDED         YEAR ENDED
                                DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                          ---------------------------------------------------------------
                              2008         2007       2008     2007     2008      2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    522,308     711,718   (1,879)  (1,824)    7,026   19,516
   Net realized gain
      (loss) on
      investments           (1,957,042)    255,126   (3,951)     519  (199,844) (83,476)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (12,106,344)   (555,721) (65,678)   6,253   (12,016) (23,665)
   Capital gain
      distributions            270,226   1,442,217       --       --     5,154   74,370
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (13,270,852)  1,853,340  (71,508)   4,948  (199,680) (13,255)
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             39,045,330  25,789,400       --   14,365    56,086   55,743
   Death benefits              (21,987)         --       --       --        --       --
   Surrenders               (1,257,238)   (483,075)  (8,336)    (887)  (10,614) (39,474)
   Administrative
      expenses                (158,840)       (633)     (82)     (72)     (713)    (866)
   Transfers between
      subaccounts
      (including fixed
      account), net         (1,034,135)    753,858  111,849   70,893   (58,323)  (6,485)
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       36,573,130  26,059,550  103,431   84,299   (13,564)   8,918
                          -------------------------------------------------------------
Increase (decrease) in
   net assets               23,302,278  27,912,890   31,923   89,247  (213,244)  (4,337)
Net assets at beginning
   of year                  32,465,734   4,552,844  175,363   86,116   506,031  510,368
                          -------------------------------------------------------------
Net assets at end of year $ 55,768,012  32,465,734  207,286  175,363   292,787  506,031
                          =============================================================
Changes in units
   (note 5):
   Units purchased           5,953,531   3,134,729   16,078    6,455    24,201    9,369
   Units redeemed           (2,365,304)   (824,229)  (2,355)    (108)  (23,872)  (8,661)
                          -------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        3,588,227   2,310,500   13,723    6,347       329      708
                          =============================================================

                 See accompanying notes to financial statements

                             COLUMBIA FUNDS VARIABLE INSURANCE TRUST I         DREYFUS
                          ----------------------------------------------  -----------------
                                                                             THE DREYFUS
                                                     COLUMBIA MARSICO          SOCIALLY
                                                       INTERNATIONAL         RESPONSIBLE
                             COLUMBIA MARSICO       OPPORTUNITIES FUND,      GROWTH FUND,
                           GROWTH FUND, VARIABLE         VARIABLE              INC. --
                             SERIES -- CLASS A       SERIES -- CLASS B      INITIAL SHARES
                          -----------------------------------------------------------------
                                YEAR ENDED              YEAR ENDED            YEAR ENDED
                               DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                          -----------------------------------------------------------------
                              2008        2007       2008        2007       2008      2007
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
     (expense)            $   (47,348)   (63,109)  1,151,980      18,161    (2,483)  (3,866)
   Net realized gain
      (loss) on
      investments             (25,204)   149,513  (5,065,833)    502,483      (176)   7,382
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,861,702)   529,035  (6,403,419)    768,216  (124,816)  18,248
   Capital gain
      distributions                --         --   1,421,281     201,799        --       --
                          -----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,934,254)   615,439  (8,895,991)  1,490,659  (127,475)  21,764
                          -----------------------------------------------------------------
From capital transactions
  (note 4):
   Net premiums               695,119    190,368   5,959,322   4,980,921     3,550    2,660
   Death benefits              (3,126)  (110,172)    (12,942)    (22,574)       --       83
   Surrenders                (150,487)  (234,858)   (434,258)   (306,073)  (13,452) (23,479)
   Administrative
      expenses                 (3,969)    (3,268)    (22,809)     (4,776)     (475)    (509)
   Transfers between
      subaccounts
      (including fixed
      account), net          (138,673)     8,059  (2,426,767)   (889,316)      944   (2,039)
                          -----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         398,864   (149,871)  3,062,546   3,758,182    (9,433) (23,284)
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets              (1,535,390)   465,568  (5,833,445)  5,248,841  (136,908)  (1,520)
Net assets at beginning
   of year                  4,485,055  4,019,487  11,989,550   6,740,709   363,792  365,312
                          -----------------------------------------------------------------
Net assets at end of
   year                   $ 2,949,665  4,485,055   6,156,105  11,989,550   226,884  363,792
                          =================================================================
Changes in units
   (note 5):
   Units purchased            158,864     38,982   1,937,469     671,288     2,467      639
   Units redeemed             (95,418)   (49,284) (1,853,516)   (390,284)   (3,786)  (3,077)
                          -----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          63,446    (10,302)     83,953     281,004    (1,319)  (2,438)
                          =================================================================

                 See accompanying notes to financial statements

                          DREYFUS INVESTMENT    DREYFUS VARIABLE        DWS VARIABLE
                              PORTFOLIOS         INVESTMENT FUND          SERIES II
                          ------------------  --------------------  --------------------
                             MIDCAP STOCK                              DWS DREMAN HIGH
                             PORTFOLIO --         MONEY MARKET      RETURN EQUITY VIP --
                            INITIAL SHARES          PORTFOLIO          CLASS B SHARES
                          --------------------------------------------------------------
                              YEAR ENDED           YEAR ENDED            YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                          --------------------------------------------------------------
                             2008      2007      2008       2007       2008       2007
                          --------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  10,298    1,885     12,277     32,034     45,240     (5,443)
   Net realized gain
      (loss) on
      investments           (23,003)   1,573         --         (4)  (150,952)    35,947
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (79,245) (23,072)         1         --   (493,411)   (80,268)
   Capital gain
      distributions          15,741   18,840         --         --    129,530      9,045
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations         (76,209)    (774)    12,278     32,030   (469,593)   (40,719)
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,073   35,454     57,365     82,070        357    224,230
   Death benefits                --       --   (483,761)  (820,936)        --    (50,493)
   Surrenders               (14,044) (17,946)   (66,716)   (89,486)    (8,806)    (5,556)
   Administrative
      expenses                 (254)    (153)      (404)      (558)      (895)      (631)
   Transfers between
      subaccounts
      (including fixed
      account), net          10,065   14,757  2,248,624  1,076,288   (156,767)    (8,546)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions           840   32,112  1,755,108    247,378   (166,111)   159,004
                          --------------------------------------------------------------
Increase (decrease) in
   net assets               (75,369)  31,338  1,767,386    279,408   (635,704)   118,285
Net assets at beginning
   of year                  186,961  155,623  1,091,461    812,053  1,056,529    938,244
                          --------------------------------------------------------------
Net assets at end of year $ 111,592  186,961  2,858,847  1,091,461    420,825  1,056,529
                          ==============================================================
Changes in units
   (note 5):
   Units purchased            7,795    5,506    580,181    321,972      9,219     19,928
   Units redeemed            (7,591)  (3,588)  (414,284)  (297,718)   (25,147)   (10,734)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           204    1,918    165,897     24,254    (15,928)     9,194
                          ==============================================================

                 See accompanying notes to financial statements

                                                                    EATON VANCE VARIABLE
                            DWS VARIABLE SERIES II (CONTINUED)             TRUST
                          ---------------------------------------  ----------------------
                             DWS DREMAN SMALL     DWS TECHNOLOGY
                           MID CAP VALUE VIP --        VIP --        VT FLOATING-RATE
                              CLASS B SHARES      CLASS B SHARES        INCOME FUND
                          ---------------------------------------------------------------
                                YEAR ENDED          YEAR ENDED           YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008     2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   81,801     28,032   (2,467)  (3,085)    544,193     500,263
   Net realized gain
      (loss) on
     investments            (206,108)     8,007   (1,320)   5,184  (1,603,994)    (32,394)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (609,285)  (155,018) (87,912)  20,240  (2,996,046)   (478,153)
   Capital gain
      distributions          325,563    121,926       --       --          --          --
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from
         operations         (408,029)     2,947  (91,699)  22,339  (4,055,847)    (10,284)
                          ---------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums               17,648     34,246      468    3,529   4,797,251   3,440,277
   Death benefits                 --    (10,258)      --  (14,513)    (10,814)    (52,908)
   Surrenders                (69,070)   (38,916)  (4,151)  (7,588)   (614,538)   (591,401)
   Administrative
      expenses                  (732)      (785)    (257)    (283)    (17,657)     (5,319)
   Transfers between
       subaccounts
      (including fixed
      account), net         (204,663)   211,966    1,236   (7,181) (5,069,305)  2,171,691
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (256,817)   196,253   (2,704) (26,036)   (915,063)  4,962,340
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (664,846)   199,200  (94,403)  (3,697) (4,970,910)  4,952,056
Net assets at beginning
   of year                 1,312,497  1,113,297  198,881  202,578  13,805,164   8,853,108
                          ---------------------------------------------------------------
Net assets at end of
   year                   $  647,651  1,312,497  104,478  198,881   8,834,254  13,805,164
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            11,222     13,962    2,570      985   1,681,796     723,946
   Units redeemed            (25,677)    (5,510)  (2,609)  (2,653) (1,815,289)   (245,545)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (14,455)     8,452      (39)  (1,668)   (133,493)    478,401
                          ===============================================================

                 See accompanying notes to financial statements

                                                    EVERGREEN
                                                    VARIABLE
                          EATON VANCE VARIABLE       ANNUITY          FEDERATED
                            TRUST (CONTINUED)         TRUST       INSURANCE SERIES
                          ---------------------  --------------  ------------------
                                                  EVERGREEN VA   FEDERATED AMERICAN
                           VT WORLDWIDE HEALTH    OMEGA FUND --  LEADERS FUND II --
                              SCIENCES FUND          CLASS 2       PRIMARY SHARES
                          ---------------------------------------------------------
                                YEAR ENDED         YEAR ENDED        YEAR ENDED
                               DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                          ---------------------------------------------------------
                             2008        2007     2008    2007     2008      2007
                          ---------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (26,247)   (34,049)   (647)   (519)    9,697     7,382
   Net realized gain
      (loss) on
      investments            (64,328)    40,811     118     102   (29,883)   (5,112)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (308,037)    73,879  (9,185)  4,398  (103,993)  (87,778)
   Capital gain
      distributions          236,310     17,816      --      --    47,444    50,173
                          ---------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from
         operations         (162,302)    98,457  (9,714)  3,981   (76,735)  (35,335)
                          ---------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               48,910    140,961  31,839      --       397       361
   Death benefits                 --     (6,969)     --      --        --        --
   Surrenders                (69,236)  (126,063)    (97)     --   (43,019) (224,584)
   Administrative
      expenses                (2,758)    (3,087)    (74)    (82)     (194)     (333)
   Transfers between
      subaccounts
      (including fixed
      account), net         (788,799)    (7,471)   (890)     87    (1,248)  (50,198)
                          ---------------------------------------------------------
      Increase
        (decrease) in
        net assets
        from capital
        transactions        (811,883)    (2,629) 30,778       5   (44,064) (274,754)
                          ---------------------------------------------------------
Increase (decrease) in
   net assets               (974,185)    95,828  21,064   3,986  (120,799) (310,089)
Net assets at beginning
   of year                 2,220,191  2,124,363  43,460  39,474   245,659   555,748
                          ---------------------------------------------------------
Net assets at end of year
                          $1,246,006  2,220,191  64,524  43,460   124,860   245,659
                          =========================================================
Changes in units (note
   5):
   Units purchased            22,925     30,159   4,751       8       162       199
   Units redeemed            (79,663)   (30,610)   (141)     (7)   (4,713)  (21,066)
                          ---------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (56,738)      (451)  4,610       1    (4,551)  (20,867)
                          =========================================================

                 See accompanying notes to financial statements

                                       FEDERATED INSURANCE SERIES (CONTINUED)
                          -------------------------------------------------------------
                                                FEDERATED HIGH
                           FEDERATED CAPITAL      INCOME BOND     FEDERATED HIGH INCOME
                                INCOME            FUND II --         BOND FUND II --
                                FUND II         PRIMARY SHARES        SERVICE SHARES
                          -------------------------------------------------------------
                              YEAR ENDED          YEAR ENDED            YEAR ENDED
                             DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
                          -------------------------------------------------------------
                            2008      2007      2008      2007       2008        2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  7,040    13,676    20,337    28,762     597,581    451,146
   Net realized gain
      (loss) on
      investments
                           (16,412)  (26,846)  (14,619)   (2,577)   (531,173)       110
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (27,739)   22,095   (51,883)  (17,391) (1,665,222)  (339,224)
   Capital gain
      distributions             --        --        --        --          --         --
                          -------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (37,111)    8,925   (46,165)    8,794  (1,598,814)   112,032
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                420       218        --       109      73,647    943,318
   Death benefits               --        --        --        --      (5,930)   (17,616)
   Surrenders              (18,851) (149,227)  (27,602) (250,534)   (516,599)  (497,408)
   Administrative
      expenses                (161)     (257)     (166)     (342)     (8,470)    (9,360)
   Transfers between
      subaccounts
      (including fixed
      account), net        (40,429)      689   (71,553)       90  (2,403,964)   657,284
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (59,021) (148,577)  (99,321) (250,677) (2,861,316) 1,076,218
                          -------------------------------------------------------------
Increase (decrease) in
   net assets              (96,132) (139,652) (145,486) (241,883) (4,460,130) 1,188,250
Net assets at beginning
   of year                 218,885   358,537   263,765   505,648   8,283,719  7,095,469
                          -------------------------------------------------------------
Net assets at end of year $122,753   218,885   118,279   263,765   3,823,589  8,283,719
                          =============================================================
Changes in units
   (note 5):
   Units purchased             353       597       371        27      73,233    153,908
   Units redeemed           (6,655)  (15,605)   (8,222)  (19,477)   (290,078)   (77,102)
                          -------------------------------------------------------------
   Net increase
      (decrease)
      in units from
      capital
      transactions with
      contract owners       (6,302)  (15,008)   (7,851)  (19,450)   (216,845)    76,806
                          =============================================================

                 See accompanying notes to financial statements

                            FEDERATED INSURANCE    FIDELITY(R) VARIABLE INSURANCE PRODUCTS
                             SERIES (CONTINUED)                      FUND
                          -----------------------  ---------------------------------------
                                                       VIP ASSET            VIP ASSET
                                                       MANAGER(SM)         MANAGER(SM)
                          FEDERATED KAUFMANN FUND    PORTFOLIO --     PORTFOLIO -- SERVICE
                           II -- SERVICE SHARES      INITIAL CLASS      SERVICE CLASS 2
                          ----------------------------------------------------------------
                                  YEAR ENDED           YEAR ENDED          YEAR ENDED
                                 DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007       2008      2007      2008      2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    55,453      3,970     17,071   14,919     69,818     43,661
   Net realized gain
      (loss) on
       investments            (29,397)   177,168     (2,553)   2,450    (53,230)    20,147
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,024,613)   361,688   (104,649)  12,213   (419,350)    44,163
   Capital gain
      distributions           258,870    135,417     10,437    7,974     44,982     33,070
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (1,739,687)   678,243    (79,694)  37,556   (357,780)   141,041
                          ----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               310,102    262,274         --       --         --     30,805
   Death benefits              (8,160)        --         --       --         --    (16,030)
   Surrenders                (245,143)  (261,854)   (45,782) (25,450)   (55,583)   (16,506)
   Administrative
      expenses                 (5,256)    (2,672)      (124)    (167)    (1,443)    (1,760)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,305,425     69,331    (52,111)  56,173    120,546   (191,626)
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       2,356,968     67,079    (98,017)  30,556     63,520   (195,117)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets                 617,281    745,322   (177,711)  68,112   (294,260)   (54,076)
Net assets at beginning
   of year                  4,211,357  3,466,035    347,079  278,967  1,091,637  1,145,713
                          ----------------------------------------------------------------
Net assets at end of year $ 4,828,638  4,211,357    169,368  347,079    797,377  1,091,637
                          ================================================================
Changes in units
   (note 5):
   Units purchased            524,036     44,239          2    5,387     37,039      5,957
   Units redeemed            (148,102)   (41,006)    (7,727)  (3,247)   (33,418)   (22,482)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         375,934      3,233     (7,725)   2,140      3,621    (16,525)
                          ================================================================

                 See accompanying notes to financial statements

                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------------------
                           VIP BALANCED PORTFOLIO --  VIP CONTRAFUND(R) PORTFOLIO --  VIP CONTRAFUND(R) PORTFOLIO --
                                SERVICE CLASS 2            INITIAL CLASS                      SERVICE CLASS 2
                          ------------------------------------------------------------------------------------------
                                   YEAR ENDED                   YEAR ENDED                       YEAR ENDED
                                  DECEMBER 31,                 DECEMBER 31,                     DECEMBER 31,
                          ------------------------------------------------------------------------------------------
                               2008         2007           2008            2007             2008            2007
                          ------------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $    97,973       80,958          (7,333)     90,007           (255,781)      1,389,254
   Net realized gain
      (loss) on
      investments             (362,026)      44,872        (140,631)    291,413         (8,056,868)        607,081
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (4,739,883)     (29,350)       (835,757)   (455,154)        (9,433,071)     (4,700,359)
   Capital gain
      distributions            189,335       18,797          53,552     494,352            828,458       7,155,115
                           ---------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (4,814,601)     115,277        (930,169)    420,618        (16,917,262)      4,451,091
                           ---------------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              3,115,008    6,616,138             420          --          6,644,075       7,247,959
   Death benefits              (16,652)          --          (4,285)    (18,709)           (13,957)       (191,776)
   Surrenders                 (399,707)    (149,088)       (385,385) (1,130,744)        (1,698,070)     (1,485,255)
   Administrative
      expenses                 (22,837)        (705)         (1,771)     (2,530)           (46,964)        (33,218)
   Transfers between
      subaccounts
      (including fixed
      account), net          4,245,605      362,223         (50,997)    (54,192)        (8,259,869)      1,238,234
                           ---------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        6,921,417    6,828,568        (442,018) (1,206,175)        (3,374,785)      6,775,944
                           ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                2,106,816    6,943,845      (1,372,187)   (785,557)       (20,292,047)     11,227,035
Net assets at beginning
   of year                   8,065,454    1,121,609       2,422,731   3,208,288         36,515,593      25,288,558
                           ---------------------------------------------------------------------------------------
Net assets at end of
   year                    $10,172,270    8,065,454       1,050,544   2,422,731         16,223,546      36,515,593
                           =======================================================================================
Changes in units
   (note 5):
   Units purchased           1,080,031      870,587           7,002       4,954          2,321,448       1,012,202
   Units redeemed             (360,428)    (243,996)        (35,429)    (69,725)        (2,764,704)       (503,142)
                           ----------------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          719,603      626,591         (28,427)    (64,771)          (443,256)        509,060
                           ========================================================================================

                 See accompanying notes to financial statements

                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -----------------------------------------------------------------------------------
                             VIP DYNAMIC CAPITAL
                          APPRECIATION PORTFOLIO --       VIP EQUITY-INCOME           VIP EQUITY-INCOME
                               SERVICE CLASS 2       PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2
                          -----------------------------------------------------------------------------------
                                  YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                          -----------------------------------------------------------------------------------
                                 2008      2007            2008       2007            2008        2007
                          -----------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)               $  (3,352)  15,140            9,204      8,466          (32,917)    127,023
   Net realized gain
      (loss) on
      investments               (12,215)     582          (26,859)   132,434       (4,489,060)    135,271
   Change in unrealized
      appreciation
      (depreciation) on
      investments              (147,035) (31,719)        (458,142)  (200,131)      (2,855,058) (1,503,396)
   Capital gain
      distributions               2,237   22,592              945     94,474           11,727   1,047,873
                              ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations       (160,365)   6,595         (474,852)    35,243       (7,365,308)   (193,229)
                              ---------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                   7,383   78,844              817        361        4,044,927   2,545,650
   Death benefits                    --       --               --    (66,229)         (29,258)    (39,436)
   Surrenders                   (17,131)  (2,648)         (98,375)  (670,417)        (700,190)   (609,621)
   Administrative
      expenses                     (370)    (344)            (542)      (873)         (17,246)     (6,998)
   Transfers between
      subaccounts
      (including fixed
      account), net              (3,308)  92,435          (37,458)    12,193       (4,315,692)  2,845,415
                              ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions           (13,426) 168,287         (135,558)  (724,965)      (1,017,459)  4,735,010
                              ---------------------------------------------------------------------------
Increase (decrease) in
   net assets                  (173,791) 174,882         (610,410)  (689,722)      (8,382,767)  4,541,781
Net assets at beginning
   of year                      390,432  215,550        1,198,653  1,888,375       13,459,326   8,917,545
                              ---------------------------------------------------------------------------
Net assets at end of year     $ 216,641  390,432          588,243  1,198,653        5,076,559  13,459,326
                              ===========================================================================
Changes in units
   (note 5):
   Units purchased                2,683   10,204            1,810      4,144        1,722,952     573,179
   Units redeemed                (3,193)    (251)         (12,216)   (49,623)      (2,095,114)   (172,077)
                              ---------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners              (510)   9,953          (10,406)   (45,479)        (372,162)    401,102
                              ===========================================================================

                 See accompanying notes to financial statements

                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------------
                             VIP GROWTH & INCOME         VIP GROWTH & INCOME         VIP GROWTH OPPORTUNITIES
                          PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2  PORTFOLIO -- INITIAL CLASS
                          ------------------------------------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                          ------------------------------------------------------------------------------------
                                  2008     2007              2008       2007              2008      2007
                          ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)               $   7,636    26,561            36,207     90,309            (2,322)   (5,725)
   Net realized gain
      (loss) on
      investments                (3,314)   79,811          (139,819)   106,515             1,269    27,196
   Change in unrealized
      appreciation
      (depreciation) on
      investments              (213,132)  (35,691)       (1,427,366)    98,077          (158,724)   62,191
   Capital gain
      distributions              40,103    11,590           237,879     46,764                --        --
                              ----------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations       (168,707)   82,271        (1,293,099)   341,665          (159,777)   83,662
                              ----------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                      --       150            59,847     53,422            11,706    10,488
   Death benefits               (40,403)  (15,563)               --         82                --        --
   Surrenders                  (145,442) (402,304)         (232,588)  (224,086)          (64,168) (178,600)
   Administrative
      expenses                     (378)     (721)           (1,360)    (1,763)             (170)     (387)
   Transfers between
      subaccounts
      (including fixed
      account), net              (7,362)  (25,643)         (769,676)   (48,784)              552    (1,685)
                              ----------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions          (193,585) (444,081)         (943,777)  (221,129)          (52,080) (170,184)
                              ----------------------------------------------------------------------------
   Increase (decrease) in
      net assets               (362,292) (361,810)       (2,236,876)   120,536          (211,857)  (86,522)
   Net assets at
      beginning of year         562,248   924,058         3,625,417  3,504,881           331,110   417,632
                              ----------------------------------------------------------------------------
   Net assets at end of
      year                    $ 199,956   562,248         1,388,541  3,625,417           119,253   331,110
                              ============================================================================
Changes in units
   (note 5):
   Units purchased                1,004     1,089            26,270     26,148             1,570     1,074
   Units redeemed               (16,640)  (34,588)         (117,132)   (44,011)           (7,225)  (17,082)
                              ----------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           (15,636)  (33,499)          (90,862)   (17,863)           (5,655)  (16,008)
                              ============================================================================

                 See accompanying notes to financial statements

                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                         ------------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --    VIP INVESTMENT GRADE BOND
                            INITIAL CLASS           SERVICE CLASS 2        PORTFOLIO -- SERVICE CLASS 2
                         ------------------------------------------------------------------------------
                                                                                           PERIOD FROM
                                YEAR ENDED                YEAR ENDED         YEAR ENDED     MAY 1 TO
                               DECEMBER 31,              DECEMBER 31,       DECEMBER 31,  DECEMBER 31,
                         ------------------------------------------------------------------------------
                               2008      2007           2008       2007         2008         2007
                         ------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $  (4,372)    (5,005)      (19,296)   (24,545)         72,393       (20,719)
   Net realized gain
      (loss) on
      investments             (4,714)    (1,175)       50,396     95,966        (408,372)        8,680
   Change in unrealized
      appreciation
      (depreciation)
      on investments        (380,843)   242,071    (1,230,919)   420,000         (79,069)       74,297
   Capital gain
      distributions               --         --            --         --              --            --
                           ---------------------------------------------------------------------------
      Increase
         (decrease) in
          net assets
          from
          operations        (389,929)   235,891    (1,199,819)   491,421        (415,048)       62,258
                           ---------------------------------------------------------------------------
From capital
   transactions
   (note 4):
   Net premiums                  420         --        72,940     22,659       3,773,778     1,918,152
   Death benefits            (40,807)    (2,788)      (14,398)        --          (9,493)           --
   Surrenders               (160,046)  (307,051)     (150,091)  (145,917)       (159,694)      (41,732)
   Administrative
      expenses                  (653)      (854)       (1,361)    (1,571)        (11,841)         (273)
   Transfers between
      subaccounts
      (including fixed
      account), net           (6,524)   (32,614)      247,889    (70,805)     (6,229,446)    1,558,891
                           ---------------------------------------------------------------------------
      Increase
         (decrease) in
          net assets
          from capital
          transactions      (207,610)  (343,307)      154,979   (195,634)     (2,636,696)    3,435,038
                           ---------------------------------------------------------------------------
Increase (decrease) in
   net assets               (597,539)  (107,416)   (1,044,840)   295,787      (3,051,744)    3,497,296
Net assets at beginning
   of year                   997,747  1,105,163     2,367,060  2,071,273       3,497,296            --
                           ---------------------------------------------------------------------------
Net assets at end of
   year                    $ 400,208    997,747     1,322,220  2,367,060         445,552     3,497,296
                           ===========================================================================
Changes in units
   (note 5):
   Units purchased             1,963      4,423        62,650     15,609       1,074,388       426,020
   Units redeemed            (18,775)   (32,685)      (46,560)   (33,991)     (1,375,192)      (78,726)
                           ---------------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (16,812)   (28,262)       16,090    (18,382)       (300,804)      347,294
                           ===========================================================================

                 See accompanying notes to financial statements

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------
                                                                                VIP
                                                       VIP OVERSEAS      VALUE STRATEGIES
                          VIP MID CAP PORTFOLIO --     PORTFOLIO --        PORTFOLIO --
                               SERVICE CLASS 2         INITIAL CLASS      SERVICE CLASS 2
                          ----------------------------------------------------------------
                                 YEAR ENDED             YEAR ENDED          YEAR ENDED
                                DECEMBER 31,           DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------------
                              2008         2007       2008      2007      2008      2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    499,617    (162,993)   14,198    13,591    48,646    20,021
   Net realized gain
      (loss) on
      investments           (2,414,894)    383,360     2,965    81,525   (25,321)      447
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (7,017,321)    432,057  (279,015)  (41,649) (257,888)  (28,076)
   Capital gain
      distributions          1,893,889   1,506,767    50,316    54,485    20,957    10,261
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (7,038,709)  2,159,191  (211,536)  107,952  (213,606)    2,653
                          ----------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums              1,974,369   1,709,732        --        --        --   137,853
   Death benefits              (35,398)   (193,592)   (3,723)  (17,929)    1,726        --
   Surrenders               (1,139,828) (1,260,731) (174,186) (249,768)  (45,386)  (23,078)
   Administrative
      expenses                 (20,352)    (20,032)     (283)     (413)     (409)     (315)
   Transfers between
      subaccounts
      (including fixed
      account), net         (5,380,448)    668,625   (55,638)   (2,446)    5,026    39,044
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (4,601,657)    904,002  (233,830) (270,556)  (39,043)  153,504
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets              (11,640,366)  3,063,193  (445,366) (162,604) (252,649)  156,157
Net assets at beginning
   of year                  18,948,039  15,884,846   649,574   812,178   454,441   298,284
                          ----------------------------------------------------------------
Net assets at end of year $  7,307,673  18,948,039   204,208   649,574   201,792   454,441
                          ================================================================
Changes in units
   (note 5):
   Units purchased             589,906     262,972       934     1,972     4,653    12,575
   Units redeemed             (948,779)   (158,711)  (18,058)  (19,634)   (7,166)   (1,815)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (358,873)    104,261   (17,124)  (17,662)   (2,513)   10,760
                          ================================================================

                 See accompanying notes to financial statements

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ---------------------------------------------------------------------------
                                                           FRANKLIN                 FRANKLIN
                                   FRANKLIN            LARGE CAP GROWTH      TEMPLETON VIP FOUNDING
                              INCOME SECURITIES       SECURITIES FUND --    FUNDS ALLOCATION FUND --
                            FUND -- CLASS 2 SHARES      CLASS 2 SHARES           CLASS 2 SHARES
                          ---------------------------------------------------------------------------
                                                                                          PERIOD FROM
                                  YEAR ENDED              YEAR ENDED        YEAR ENDED   AUGUST 27 TO
                                 DECEMBER 31,            DECEMBER 31,      DECEMBER 31,  DECEMBER 31,
                          ---------------------------------------------------------------------------
                              2008          2007       2008       2007         2008          2007
                          ---------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  4,171,194    1,014,640    12,108     (8,933)      155,118      (24,857)
   Net realized gain
      (loss) on
      investments           (5,537,574)   1,525,594   (49,084)    72,376      (732,224)      (4,557)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (37,266,044)  (3,121,035) (222,703)   (14,804)   (6,455,590)     (91,283)
   Capital gain
      distributions          1,506,245      283,223    23,631     11,119       407,007           --
                          ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (37,126,179)    (297,578) (236,048)    59,758    (6,625,689)    (120,697)
                          ---------------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             31,105,688   63,258,281     6,231    472,208    12,332,129    7,811,972
   Death benefits              (22,089)          --        --    (21,380)           --           --
   Surrenders               (4,107,316)  (2,436,148)  (21,910)   (66,232)     (468,297)     (47,912)
   Administrative
      expenses                (167,517)     (23,848)     (448)      (500)      (52,985)          --
   Transfers between
      subaccounts
      (including fixed
      account), net            930,464    2,549,782   (30,532)  (819,217)    1,138,927      326,859
                          ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       27,739,230   63,348,067   (46,659)  (435,121)   12,949,774    8,090,919
                          ---------------------------------------------------------------------------
Increase (decrease) in
   net assets               (9,386,949)  63,050,489  (282,707)  (375,363)    6,324,085    7,970,222
Net assets at beginning
   of year                  97,168,523   34,118,034   661,614  1,036,977     7,970,222           --
                          ---------------------------------------------------------------------------
Net assets at end of year $ 87,781,574   97,168,523   378,907    661,614    14,294,307    7,970,222
                          ===========================================================================
Changes in units
   (note 5):
   Units purchased           7,622,844    9,359,022    85,584    182,143     2,188,604      872,291
   Units redeemed           (4,598,615)  (3,801,927)  (90,396)  (218,219)     (697,464)     (66,329)
                          ---------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        3,024,229    5,557,095    (4,812)   (36,076)    1,491,140      805,962
                          ============   ==========  ========  =========    ==========    =========

                 See accompanying notes to financial statements

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ----------------------------------------------------------------
                                                      TEMPLETON
                                                       FOREIGN
                               MUTUAL SHARES         SECURITIES        TEMPLETON FOREIGN
                            SECURITIES FUND --         FUND --        SECURITIES FUND --
                              CLASS 2 SHARES       CLASS 1 SHARES       CLASS 2 SHARES
                          ----------------------------------------------------------------
                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007      2008     2007      2008        2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   124,598     31,557    1,569    1,168      79,919     18,999
   Net realized gain
      (loss) on
      investments            (762,069)     9,398     (377)  12,374  (1,029,578)   163,048
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,852,573)  (249,506) (35,433)  (1,697) (2,061,975)   202,866
   Capital gain
      distributions           170,199    159,805    5,977    5,064     440,895    187,410
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (2,319,845)   (48,746) (28,264)  16,909  (2,570,739)   572,323
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             1,148,005  3,321,108       --       --     580,065  1,804,527
   Death benefits              (2,228)        --       --   (7,717)     (5,835)   (10,390)
   Surrenders                (212,063)  (143,453)  (2,473) (47,987)   (173,688)  (127,175)
   Administrative
      expenses                (11,568)    (1,921)     (94)    (146)     (2,440)    (1,612)
   Transfers between
      subaccounts
      (including fixed
      account), net         5,294,960   (650,878) (18,973)  (2,180)   (494,974)   326,987
                          ---------------------------------------------------------------
      Increase (decrease)
         in  net assets
         from capital
         transactions       6,217,106  2,524,856  (21,540) (58,030)    (96,872) 1,992,337
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               3,897,261  2,476,110  (49,804) (41,121) (2,667,611) 2,564,660
Net assets at beginning
   of year                  5,630,891  3,154,781   86,372  127,493   5,688,312  3,123,652
                          ---------------------------------------------------------------
Net assets at end of year $ 9,528,152  5,630,891   36,568   86,372   3,020,701  5,688,312
                          ===============================================================
Changes in units
   (note 5):
   Units purchased          1,684,244    517,882      235        7   1,124,224    514,501
   Units redeemed            (758,546)  (369,641)  (1,828)  (3,884) (1,151,346)  (363,520)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         925,698    148,241   (1,593)  (3,877)    (27,122)   150,981
                          ===============================================================

                 See accompanying notes to financial statements

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                   (CONTINUED)
                          ------------------------------------------------------------
                            TEMPLETON GLOBAL    TEMPLETON GLOBAL
                            ASSET ALLOCATION   INCOME SECURITIES    TEMPLETON GROWTH
                                FUND --             FUND --        SECURITIES FUND --
                             CLASS 2 SHARES      CLASS 1 SHARES      CLASS 2 SHARES
                          ------------------------------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED
                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007      2008     2007       2008       2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  66,304   117,770    1,439     3,061      6,935       (840)
   Net realized gain
      (loss) on
      investments           (99,050)  (12,244)   6,664    12,990   (152,878)     7,413
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (247,083) (206,210)  (4,911)   (2,605)  (914,561)   (67,482)
   Capital gain
      distributions          82,070   155,241       --        --    124,676     46,158
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (197,759)   54,557    3,192    13,446   (935,828)   (14,751)
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              16,380    87,101       --        --    150,672  1,245,690
   Death benefits                --        --       --    (6,326)        --         --
   Surrenders               (49,689)  (19,260) (39,537)  (96,560)   (51,863)   (24,940)
   Administrative
      expenses                 (579)     (532)     (51)     (133)    (2,622)      (403)
   Transfers between
      subaccounts
      (including fixed
      account), net         (83,597)  117,671   (4,053)      511    988,660    419,050
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (117,485)  184,980  (43,641) (102,508) 1,084,847  1,639,397
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (315,244)  239,537  (40,449)  (89,062)   149,019  1,624,646

Net assets at beginning
   of year                  792,406   552,869   86,795   175,857  2,066,413    441,767
                          ------------------------------------------------------------
Net assets at end of year $ 477,162   792,406   46,346    86,795  2,215,432  2,066,413
                          ============================================================
Changes in units
   (note 5):
   Units purchased            2,395    14,562      497     1,095    306,626    166,304
   Units redeemed            (9,798)   (4,734)  (4,090)  (10,038)  (131,525)   (20,609)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (7,403)    9,828   (3,593)   (8,943)   175,101    145,695
                          ============================================================

                 See accompanying notes to financial statements

                                              GE INVESTMENTS FUNDS, INC.
                          -----------------------------------------------------------------
                            CORE VALUE EQUITY                               INTERNATIONAL
                             FUND -- CLASS 1          INCOME FUND --       EQUITY FUND --
                                 SHARES              CLASS 1 SHARES        CLASS 1 SHARES
                          -----------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED           YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                          -----------------------------------------------------------------
                             2008       2007        2008        2007       2008      2007
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (5,302)     6,759     109,461     157,253     6,267       724
   Net realized gain
      (loss) on
      investments            (29,027)    55,803    (139,911)    (86,168)    8,340    48,320
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (653,872)  (141,922)   (189,282)     63,167  (195,712)  (33,821)
   Capital gain
      distributions           38,477    253,093          --          --    90,510    29,408
                          -----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations         (649,724)   173,733    (219,732)    134,252   (90,595)   44,631
                          -----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               70,549      7,486     383,650   1,854,331        --        --
   Death benefits            (11,666)        --          --      (9,088)       --        --
   Surrenders               (147,760)  (172,178)   (366,218)   (657,257)   (9,924) (100,677)
   Administrative
      expenses                  (897)    (1,176)     (3,071)     (2,749)     (130)     (216)
   Transfers between
      subaccounts
      (including fixed
      account), net         (154,444)   (41,855)   (840,062) (3,968,611)  (18,312)   79,437
                          -----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (244,218)  (207,723)   (825,701) (2,783,374)  (28,366)  (21,456)
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets               (893,942)   (33,990) (1,045,433) (2,649,122) (118,961)   23,175
Net assets at beginning
   of year                 2,132,630  2,166,620   3,773,633   6,422,755   220,117   196,942
                          -----------------------------------------------------------------
Net assets at end of
   year                   $1,238,688  2,132,630   2,728,200   3,773,633   101,156   220,117
                          =================================================================
Changes in units
   (note 5):
   Units purchased            15,166      4,514     125,048     489,227     4,301     7,907
   Units redeemed            (32,582)   (21,038)   (193,152)   (743,965)   (6,147)   (9,029)
                          -----------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (17,416)   (16,524)    (68,104)   (254,738)   (1,846)   (1,122)
                          =================================================================

                 See accompanying notes to financial statements

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------
                                                                               PREMIER GROWTH
                          MID-CAP EQUITY FUND --                               EQUITY FUND --
                             CLASS 1 SHARES           MONEY MARKET FUND        CLASS 1 SHARES
                          ----------------------------------------------------------------------
                                YEAR ENDED                YEAR ENDED             YEAR ENDED
                               DECEMBER 31,              DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------------
                              2008        2007        2008         2007        2008      2007
                          ----------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (86,276)    45,408       73,180      346,004    (16,001)   (23,837)
   Net realized gain
      (loss) on
      investments          (1,833,247)   171,153           --           --     (5,676)   128,554
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (1,037,861)  (521,555)          --           (1)  (597,710)  (168,306)
   Capital gain
      distributions            43,524    940,552           --           --     53,775    151,411
                          ----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from operations   (2,913,860)   635,558       73,180      346,003   (565,612)    87,822
                          ----------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             1,643,137  1,036,881   15,947,575    4,348,869      8,001     21,443
   Death benefits             (15,496)   (97,807) (11,177,042)  (3,681,425)        --        104
   Surrenders                (736,272)  (866,374)  (4,366,542)  (2,906,533)  (208,498)  (814,208)
   Administrative
      expenses                 (8,205)    (3,667)     (38,593)      (8,110)    (1,111)    (1,887)
   Transfers between
      subaccounts
      (including fixed
      account), net        (2,618,716)   733,729   18,775,427    3,897,338   (188,439)    13,616
                          ----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      (1,735,552)   802,762   19,140,825    1,650,139   (390,047)  (780,932)
                          ----------------------------------------------------------------------
Increase (decrease) in
   net assets              (4,649,412) 1,438,320   19,214,005    1,996,142   (955,659)  (693,110)
Net assets at
   beginning of year        6,953,144  5,514,824   11,294,521    9,298,379  1,818,859  2,511,969
                          ----------------------------------------------------------------------
Net assets at end of
   year                   $ 2,303,732  6,953,144   30,508,526   11,294,521    863,200  1,818,859
                          ======================================================================
Changes in units (note
   5):
   Units purchased            568,853    215,992   24,643,972   12,202,030      5,072      6,383
   Units redeemed            (800,276)  (116,872) (16,345,548) (10,725,168)   (45,447)   (83,342)
                          ----------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (231,423)    99,120    8,298,424    1,476,862    (40,375)   (76,959)
                          ======================================================================

                 See accompanying notes to financial statements

                                           GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -----------------------------------------------------------------------
                                                                               SMALL-CAP EQUITY
                           REAL ESTATE SECURITIES                              FUND -- CLASS 1
                           FUND -- CLASS 1 SHARES   S&P 500(R) INDEX FUND           SHARES
                          -----------------------------------------------------------------------
                                 YEAR ENDED               YEAR ENDED              YEAR ENDED
                                DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                          -----------------------------------------------------------------------
                              2008        2007        2008          2007       2008        2007
                          -----------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   185,533     217,903      (18,115)     98,270     (48,874)    96,190
   Net realized gain
      (loss) on
      investments            (916,960)     70,706   (1,690,822)  1,315,249    (436,886)   106,985
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments            (281,617) (2,270,839) (11,880,130)   (623,997) (1,293,023)  (991,025)
   Capital gain
      distributions                --   1,244,824       79,826     612,462      18,557    853,728
                          -----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (1,013,044)   (737,406) (13,509,241)  1,401,984  (1,760,226)    65,878
                          -----------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums               393,347     217,808    3,038,354   3,754,379      80,790     60,037
   Death benefits               1,708      (9,518)    (107,692)   (201,832)    (19,770)   (43,263)
   Surrenders                (323,281)   (322,922)  (4,023,154) (4,336,034)   (520,044)  (401,436)
   Administrative
      expenses                 (3,941)     (2,590)     (42,852)    (46,560)     (3,086)    (3,791)
   Transfers between
      subaccounts
      (including fixed
      account), net           736,204    (207,798) (12,854,496)    984,795  (1,307,213)   (33,665)
                          -----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions         804,037    (325,020) (13,989,840)    154,748  (1,769,323)  (422,118)
                          -----------------------------------------------------------------------
Increase (decrease) in
   net assets                (209,007) (1,062,426) (27,499,081)  1,556,732  (3,529,549)  (356,240)
Net assets at
   beginning of year        3,739,213   4,801,639   42,063,293  40,506,561   5,980,662  6,336,902
                          -----------------------------------------------------------------------
Net assets at end of
   year                   $ 3,530,206   3,739,213   14,564,212  42,063,293   2,451,113  5,980,662
                          =======================================================================
Changes in units (note
   5):
   Units purchased            395,940      27,343    1,129,378     624,077      48,489     17,574
   Units redeemed            (161,098)    (39,969)  (2,689,064)   (591,460)   (180,027)   (44,482)
                          -----------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners         234,842     (12,626)  (1,559,686)     32,617    (131,538)   (26,908)
                          =======================================================================

                 See accompanying notes to financial statements

                                            GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -------------------------------------------------------------------------
                             TOTAL RETURN FUND --     TOTAL RETURN FUND --      U.S. EQUITY FUND --
                               CLASS 1 SHARES          CLASS 3 SHARES              CLASS 1 SHARES
                          -------------------------------------------------------------------------
                                 YEAR ENDED                YEAR ENDED               YEAR ENDED
                                 DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                          -------------------------------------------------------------------------
                              2008         2007         2008         2007        2008       2007
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $     51,200     278,241      199,052    1,026,106      3,343     (16,337)
   Net realized gain
      (loss) on
      investments               82,645     659,288   (4,885,844)   1,748,043    (21,665)    276,401
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (9,267,396)    979,008  (36,489,379)  (1,372,203)  (564,512)   (324,894)
   Capital gain
      distributions            100,817   1,178,135      531,138    3,458,966     10,654     223,089
                          -------------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations         (9,032,734)  3,094,672  (40,645,033)   4,860,912   (572,180)    158,259
                          -------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                780,025   1,478,960   46,679,609   73,109,300    175,720      13,409
   Death benefits                   --     (43,786)    (140,302)          --     (4,382)        115
   Surrenders               (2,088,577) (2,018,535)  (4,039,409)  (1,918,248)  (205,583) (1,262,276)
   Administrative
      expenses                 (34,244)    (41,873)    (212,689)      (9,920)      (802)     (1,756)
   Transfers between
      subaccounts
      (including fixed
      account), net         (5,126,559)    975,168   (4,770,138)  (1,128,744)  (170,773)        (55)
                          -------------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (6,469,355)    349,934   37,517,071   70,052,388   (205,820) (1,250,563)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets              (15,502,089)  3,444,606   (3,127,962)  74,913,300   (778,000) (1,092,304)
Net assets at beginning
   of year                  34,267,299  30,822,693  101,760,902   26,847,602  1,767,620   2,859,924
                          -------------------------------------------------------------------------
Net assets at end of year $ 18,765,210  34,267,299   98,632,940  101,760,902    989,620   1,767,620
                          =========================================================================
Changes in units (note
   5):
   Units purchased             306,827     305,177    8,697,812   10,284,437     32,573      11,072
   Units redeemed             (791,449)   (276,487)  (4,657,072)  (3,914,342)   (45,003)   (105,181)
                          -------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (484,622)     28,690    4,040,740    6,370,095    (12,430)    (94,109)
                          =========================================================================

                 See accompanying notes to financial statements

                                              GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------------------------------------------
                                                                             GENWORTH
                          GENWORTH   GENWORTH                   GENWORTH    LEGG MASON   GENWORTH
                           CALAMOS   COLUMBIA     GENWORTH    EATON VANCE    PARTNERS      PIMCO
                           GROWTH     MID CAP     DAVIS NY     LARGE CAP    AGGRESSIVE   STOCKPLUS
                            FUND    VALUE FUND  VENTURE FUND   VALUE FUND  GROWTH FUND     FUND
                          ------------------------------------------------------------------------
                                        PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                          ------------------------------------------------------------------------
                            2008       2008         2008          2008         2008        2008
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $  (10)      5,185         166          8,148      (21,351)     329,600
   Net realized gain
      (loss) on
      investments               4     (13,586)        (51)        12,515       37,470        9,309
   Change in unrealized
      appreciation
      (depreciation) on
      investments             372     (16,950)      1,708        287,947      552,814     (477,017)
   Capital gain
      distributions            --          --          --             --           --      483,994
                           -----------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations      366     (25,351)      1,823        308,610      568,933      345,886
                           -----------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             8,000     241,263     244,797        867,753      781,823    1,085,534
   Death benefits              --          --          --             --           --           --
   Surrenders                  --     (12,826)         --        (35,115)     (41,818)     (56,143)
   Administrative
      expenses                 --      (2,401)         --         (6,987)      (8,320)     (11,259)
   Transfers between
      subaccounts
      (including fixed
      account), net           329   2,318,079       4,696      5,724,714    6,708,600    9,394,973
                           -----------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       8,329   2,544,115     249,493      6,550,365    7,440,285   10,413,105
                           -----------------------------------------------------------------------
Increase (decrease) in
   net assets               8,695   2,518,764     251,316      6,858,975    8,009,218   10,758,991
Net assets at beginning
   of year                     --          --          --             --           --           --
                           -----------------------------------------------------------------------
Net assets at end of year  $8,695   2,518,764     251,316      6,858,975    8,009,218   10,758,991
                           =======================================================================
Changes in units
   (note 5):
   Units purchased          1,369     448,695      35,857      1,071,659    1,301,698    1,761,727
   Units redeemed             (17)    (65,205)        (41)      (167,514)    (228,071)    (274,048)
                           -----------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       1,352     383,490      35,816        904,145    1,073,627    1,487,679
                           =======================================================================

                 See accompanying notes to financial statements

                               GENWORTH VARIABLE INSURANCE TRUST
                                          (CONTINUED)                   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          -------------------------------------------  ----------------------------------------
                             GENWORTH                      GENWORTH
                              PUTNAM                    WESTERN ASSET
                          INTERNATIONAL     GENWORTH      MANAGEMENT
                             CAPITAL       THORNBURG      CORE PLUS         GOLDMAN               GOLDMAN
                          OPPORTUNITIES  INTERNATIONAL   FIXED INCOME   SACHS GROWTH AND       SACHS MID CAP
                               FUND        VALUE FUND        FUND         INCOME FUND           VALUE FUND
                          -------------------------------------------------------------------------------------
                                          PERIOD FROM                      YEAR ENDED           YEAR ENDED
                                SEPTEMBER 8 TO DECEMBER 31, 2008          DECEMBER 31,         DECEMBER 31,
                          -------------------------------------------------------------------------------------
                               2008           2008           2008        2008      2007       2008       2007
                          -------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $   (9,075)           464         22,452         434     3,875     (7,595)    32,358
   Net realized gain
      (loss) on
      investments               8,775         15,333         27,384       2,408    40,401    (97,476)   265,109
   Change in unrealized
      appreciation
      (depreciation) on
      investments             232,097        174,028        339,100     (52,118)  (53,554)  (412,203)  (417,994)
   Capital gain
      distributions                --             --             --          11    14,596      1,917    201,715
                           ------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations      231,797        189,825        388,936     (49,265)    5,318   (515,357)    81,188
                           ------------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               289,910        260,756        720,434          --        --      6,805     10,790
   Death benefits                  --             --             --          --        --         --     (9,843)
   Surrenders                 (15,239)       (17,063)       (43,789)    (63,914) (150,249)  (342,476)  (833,961)
   Administrative
      expenses                 (3,069)        (2,503)        (6,377)        (74)     (247)      (831)    (1,031)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,397,601      2,103,353      5,525,914      (2,442)    5,619    (98,351)   (40,791)
                           ------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       2,669,203      2,344,543      6,196,182     (66,430) (144,877)  (434,853)  (874,836)
                           ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets               2,901,000      2,534,368      6,585,118    (115,695) (139,559)  (950,210)  (793,648)
Net assets at beginning
   of year                         --             --             --     196,803   336,362  1,694,024  2,487,672
                           ------------------------------------------------------------------------------------
Net assets at end of year  $2,901,000      2,534,368      6,585,118      81,108   196,803    743,814  1,694,024
                           ====================================================================================
Changes in units
   (note 5):
   Units purchased            511,615        409,666        773,978         224     1,399     40,656     13,721
   Units redeemed             (89,385)       (77,917)      (151,161)     (5,712)  (12,177)   (61,516)   (43,766)
                           ------------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         422,230        331,749        622,817      (5,488)  (10,778)   (20,860)   (30,045)
                           ====================================================================================

                 See accompanying notes to financial statements

                                            J.P. MORGAN SERIES TRUST II
                          ---------------------------------------------------------------
                                                      JPMORGAN
                                 JPMORGAN          INTERNATIONAL       JPMORGAN MID CAP
                              BOND PORTFOLIO      EQUITY PORTFOLIO     VALUE PORTFOLIO
                          ---------------------------------------------------------------
                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008      2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  122,034    105,421     1,570   (3,162)     (3,064)    27,313
   Net realized gain
      (loss) on
      investments           (166,114)    (6,291)  (95,345)  13,596    (134,610)   132,280
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (250,262)  (105,235) (167,209)  20,753  (1,144,667)  (236,979)
   Capital gain
      distributions               --         --    71,008       --     202,268    106,007
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (294,342)    (6,105) (189,976)  31,187  (1,080,073)    28,621
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                6,403     45,556        --       --       7,924     39,301
   Death benefits                 --    (19,279)       --       --     (35,111)   (49,234)
   Surrenders               (165,369)   (66,893)  (26,298)    (573)   (192,835)  (191,513)
   Administrative
      expenses                (1,425)    (1,973)      (57)     (58)     (2,017)    (2,537)
   Transfers between
      subaccounts
      (including fixed
      account), net         (218,808)    50,238  (163,055) 122,900    (621,333)    60,294
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (379,199)     7,649  (189,410) 122,269    (843,372)  (143,689)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (673,541)     1,544  (379,386) 153,456  (1,923,445)  (115,068)
Net assets at beginning
   of year                 1,971,669  1,970,125   518,770  365,314   3,485,088  3,600,156
                          ---------------------------------------------------------------
Net assets at end of year $1,298,128  1,971,669   139,384  518,770   1,561,643  3,485,088
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            66,297     24,437     3,118   10,096      15,388     21,288
   Units redeemed           (102,762)   (23,803)  (16,260)  (4,129)    (73,017)   (28,792)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (36,465)       634   (13,142)   5,967     (57,629)    (7,504)
                          ===============================================================

                 See accompanying notes to financial statements

                               J.P. MORGAN SERIES TRUST II
                                       (CONTINUED)               JANUS ASPEN SERIES
                          ------------------------------------  --------------------
                                                  JPMORGAN
                                                 U.S. LARGE           BALANCED
                            JPMORGAN SMALL        CAP CORE          PORTFOLIO --
                           COMPANY PORTFOLIO  EQUITY PORTFOLIO  INSTITUTIONAL SHARES
                          ----------------------------------------------------------
                              YEAR ENDED         YEAR ENDED          YEAR ENDED
                             DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------
                             2008      2007     2008     2007      2008       2007
                          ----------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   2,282   (4,976)    (402)  (1,074)    25,020     29,828
   Net realized gain
      (loss) on
      investments            (4,420)  13,314    2,642    2,767     41,196    145,956
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (140,302) (54,767) (59,598)  (1,565)  (591,686)    69,909
   Capital gain
      distributions          26,113   19,047       --       --    145,115         --
                          ----------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (116,327) (27,382) (57,358)     128   (380,355)   245,693
                          ----------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               1,300       --       --       --     11,309     10,563
   Death benefits                --  (10,106)      --       --    (24,156)    (2,955)
   Surrenders               (23,059) (27,002) (39,472)  (2,192)  (318,715)  (840,557)
   Administrative
      expenses                 (260)    (345)     (78)    (107)    (1,668)    (2,140)
   Transfers between
      subaccounts
      (including fixed
      account), net         (31,477) (14,736)     893   (4,824)  (142,182)   (59,849)
                          ----------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (53,496) (52,189) (38,657)  (7,123)  (475,412)  (894,938)
                          ----------------------------------------------------------
Increase (decrease) in
   net assets              (169,823) (79,571) (96,015)  (6,995)  (855,767)  (649,245)
Net assets at beginning
   of year                  402,316  481,887  190,440  197,435  2,518,434  3,167,679
                          ----------------------------------------------------------
Net assets at end of year $ 232,493  402,316   94,425  190,440  1,662,667  2,518,434
                          ==========================================================
Changes in units
   (note 5):
   Units purchased            1,317    1,250      221      251      5,012      2,697
   Units redeemed            (4,511)  (3,855)  (3,177)    (713)   (33,915)   (55,128)
                          ----------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (3,194)  (2,605)  (2,956)    (462)   (28,903)   (52,431)
                          ==========================================================

                 See accompanying notes to financial statements

                                             JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------
                                                    FLEXIBLE BOND
                           BALANCED PORTFOLIO --    PORTFOLIO --          FORTY PORTFOLIO --
                              SERVICE SHARES      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
                          --------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          --------------------------------------------------------------------
                              2008        2007        2008     2007        2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    69,685     57,400      4,688    8,701       (27,172)    (31,862)
   Net realized gain
      (loss) on
      investments            (133,209)   177,915     (2,030)  (5,646)      153,294     200,349
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,604,761)   335,621      5,470   10,465    (1,196,342)    704,879
   Capital gain
      distributions           676,150         --         --       --            --          --
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,992,135)   570,936      8,128   13,520    (1,070,220)    873,366
                          --------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             2,692,865  2,554,852         --       --         1,419         859
   Death benefits              (3,761)        85         --       --        (1,321)     (3,600)
   Surrenders                (872,579)  (464,583)   (67,613) (95,366)     (590,064)   (968,242)
   Administrative
      expenses                (13,939)    (3,382)       (65)    (114)       (1,474)     (1,697)
   Transfers between
      subaccounts
      (including fixed
      account), net          (195,529)    15,884     (8,035)   1,114       (57,338)    (39,188)
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       1,607,057  2,102,856    (75,713) (94,366)     (648,778) (1,011,868)
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets                (385,078) 2,673,792    (67,585) (80,846)   (1,718,998)   (138,502)
Net assets at beginning
   of year                  9,275,885  6,602,093    223,987  304,833     2,908,109   3,046,611
                          --------------------------------------------------------------------
Net assets at end of year $ 8,890,807  9,275,885    156,402  223,987     1,189,111   2,908,109
                          ====================================================================
Changes in units
   (note 5):
   Units purchased            530,096    298,521        768      228         1,019       1,744
   Units redeemed            (354,910)  (103,050)    (5,871)  (6,932)      (35,103)    (56,690)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         175,186    195,471     (5,103)  (6,704)      (34,084)    (54,946)
                          ====================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------
                                                       GLOBAL LIFE       GLOBAL TECHNOLOGY
                            FORTY PORTFOLIO --    SCIENCES PORTFOLIO --     PORTFOLIO --
                              SERVICE SHARES         SERVICE SHARES        SERVICE SHARES
                          ----------------------------------------------------------------
                                 YEAR ENDED             YEAR ENDED             YEAR ENDED
                                DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007        2008     2007         2008     2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (144,148)   (58,438)    (1,682)  (2,277)        (431)    (750)
   Net realized gain
      (loss) on
      investments            (212,406)   326,243      7,610   28,273        9,983    6,706
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (4,382,310)   837,861    (40,443)   1,673      (21,938)   4,223
   Capital gain
      distributions                --         --         --       --           --       --
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (4,738,864) 1,105,666    (34,515)  27,669      (12,386)  10,179
                          ----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             5,679,808  3,718,556         --       --            5       --
   Death benefits             (11,287)        --     (8,244)      --      (12,525)      --
   Surrenders                (303,832)  (141,238)    (9,246) (65,619)      (2,367)  (9,988)
   Administrative
      expenses                (23,647)    (1,161)       (26)     (23)         (26)     (31)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,694,850   (665,923)    (2,170)  (1,408)     (14,293) (14,624)
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       8,035,892  2,910,234    (19,686) (67,050)     (29,206) (24,643)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets               3,297,028  4,015,900    (54,201) (39,381)     (41,592) (14,464)
Net assets at beginning
   of year                  5,859,851  1,843,951    126,200  165,581       53,012   67,476
                          ----------------------------------------------------------------
Net assets at end of year $ 9,156,879  5,859,851     71,999  126,200       11,420   53,012
                          ================================================================
Changes in units
   (note 5):
   Units purchased          1,839,817    497,654        211      206          275        6
   Units redeemed            (913,027)  (265,508)    (1,817)  (5,478)      (3,018)  (2,557)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         926,790    232,146     (1,606)  (5,272)      (2,743)  (2,551)
                          ================================================================

                 See accompanying notes to financial statements

                                            JANUS ASPEN SERIES (CONTINUED)
                          ------------------------------------------------------------------
                              INTERNATIONAL           INTERNATIONAL           LARGE CAP
                            GROWTH PORTFOLIO --    GROWTH PORTFOLIO --   GROWTH PORTFOLIO --
                           INSTITUTIONAL SHARES      SERVICE SHARES     INSTITUTIONAL SHARES
                          ------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED            YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                          ------------------------------------------------------------------
                              2008        2007       2008       2007       2008       2007
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    13,979    (14,177)    12,338    (14,702)    (6,480)   (11,355)
   Net realized gain
      (loss) on
      investments              98,544    322,952     33,339     75,038    (89,889)   (63,367)
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (985,879)    94,769   (930,899)   243,831   (359,887)   278,860
   Capital gain
      distributions           153,774         --    157,370         --         --         --
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (719,582)   403,544   (727,852)   304,167   (456,256)   204,138
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                    --      4,000         --         --        397        361
   Death benefits              (8,504)        --    (12,081)   (13,692)   (37,689)    (2,130)
   Surrenders                (221,032)  (699,044)   (28,985)   (31,991)  (157,367)  (672,421)
   Administrative
      expenses                   (832)    (1,143)      (450)      (489)      (671)      (911)
   Transfers between
      subaccounts
      (including fixed
      account), net           (82,354)    98,821    (56,688)   (62,187)    (5,835)   (10,332)
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (312,722)  (597,366)   (98,204)  (108,359)  (201,165)  (685,433)
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (1,032,304)  (193,822)  (826,056)   195,808   (657,421)  (481,295)
Net assets at beginning
   of year                  1,629,561  1,823,383  1,409,547  1,213,739  1,225,033  1,706,328
                          ------------------------------------------------------------------
Net assets at end of year $   597,257  1,629,561    583,491  1,409,547    567,612  1,225,033
                          ==================================================================
Changes in units
   (note 5):
   Units purchased              4,747      7,327        516         30      3,262      1,068
   Units redeemed             (17,441)   (30,910)    (6,984)    (4,821)   (25,184)   (58,812)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (12,694)   (23,583)    (6,468)    (4,791)   (21,922)   (57,744)
                          ==================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------
                               LARGE CAP              MID CAP               MID CAP
                          GROWTH PORTFOLIO --   GROWTH PORTFOLIO --   GROWTH PORTFOLIO --
                             SERVICE SHARES     INSTITUTIONAL SHARES     SERVICE SHARES
                          ---------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED            YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                          ---------------------------------------------------------------
                             2008      2007       2008        2007       2008      2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (1,716)   (3,275)    (17,832)   (28,144)    (3,039)   (4,749)
   Net realized gain
      (loss) on
      investments            26,405    40,474    (161,780)  (193,277)    22,435    71,147
   Change in unrealized
      appreciation
      (depreciation)
      on investments       (114,849)    5,709    (683,529)   647,720   (135,636)   (5,582)
   Capital gain
      distributions              --        --      84,885     11,980     12,146     1,539
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (90,160)   42,908    (778,256)   438,279   (104,094)   62,355
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  --     4,632      12,126     10,697        168     1,026
   Death benefits                --        --      (9,376)   (31,397)   (16,924)       --
   Surrenders               (48,840) (112,837)   (312,353)  (845,741)   (20,816) (112,828)
   Administrative
      expenses                  (32)      (24)     (1,613)    (2,102)       (24)      (37)
   Transfers between
      subaccounts
      (including fixed
      account), net         (62,481)   62,585     (98,825)   (88,261)   (16,282)  (32,016)
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (111,353)  (45,644)   (410,041)  (956,804)   (53,878) (143,855)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets              (201,513)   (2,736) (1,188,297)  (518,525)  (157,972)  (81,500)
Net assets at beginning
   of year                  322,292   325,028   2,056,332  2,574,857    273,564   355,064
                          ---------------------------------------------------------------
Net assets at end of year $ 120,779   322,292     868,035  2,056,332    115,592   273,564
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            2,254     6,517       3,960      2,229        851        76
   Units redeemed           (13,065)  (12,339)    (32,376)   (62,411)    (5,290)  (11,226)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       (10,811)   (5,822)    (28,416)   (60,182)    (4,439)  (11,150)
                          ===============================================================

                 See accompanying notes to financial statements

                                                                     JPMORGAN INSURANCE
                                JANUS ASPEN SERIES (CONTINUED)             TRUST
                          -----------------------------------------  ------------------
                                                                     JPMORGAN INSURANCE
                             WORLDWIDE GROWTH     WORLDWIDE GROWTH     TRUST BALANCED
                               PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                           INSTITUTIONAL SHARES    SERVICE SHARES          CLASS 1
                          -------------------------------------------------------------
                                YEAR ENDED            YEAR ENDED         YEAR ENDED
                               DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                          -------------------------------------------------------------
                             2008        2007      2008      2007      2008      2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   (2,842)   (11,855)   (2,460)   (6,403)    2,598       72
   Net realized gain
      (loss) on
      investments           (108,723)   (30,877)    8,856    48,248   (11,459)      18
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (517,524)   193,363  (236,082)   10,039    (8,413)     760
   Capital gain
      distributions               --         --        --        --     4,501       93
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (629,089)   150,631  (229,686)   51,884   (12,773)     943
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  817        470    17,128       168        --       --
   Death benefits               (880)    (9,944)  (11,580)       --        --       --
   Surrenders               (209,693)  (398,712) (118,134) (120,784)  (23,409)      --
   Administrative
      expenses                  (753)    (1,097)      (77)      (95)       --       --
   Transfers between
      subaccounts
      (including fixed
      account), net           (2,259)    (4,737)   23,519   (12,844)    3,839   38,581
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (212,768)  (414,020)  (89,144) (133,555)  (19,570)  38,581
                          ------------------------------------------------------------
Increase (decrease) in
   net assets               (841,857)  (263,389) (318,830)  (81,671)  (32,343)  39,524
Net assets at beginning
   of year                 1,512,667  1,776,056   551,849   633,520    47,378    7,854
                          ------------------------------------------------------------
Net assets at end of year $  670,810  1,512,667   233,019   551,849    15,035   47,378
                          ============================================================
Changes in units
   (note 5):
   Units purchased             2,759        764     9,353     1,174       411    4,920
   Units redeemed            (25,460)   (33,389)  (20,786)  (13,298)   (2,837)  (1,421)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (22,701)   (32,625)  (11,433)  (12,124)   (2,426)   3,499
                          ============================================================

                 See accompanying notes to financial statements

                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                          ---------------------------------------------------------
                                                     JPMORGAN          JPMORGAN
                                                  INSURANCE TRUST   INSURANCE TRUST
                                                    DIVERSIFIED     DIVERSIFIED MID
                            JPMORGAN INSURANCE        EQUITY          CAP GROWTH
                             TRUST CORE BOND       PORTFOLIO --      PORTFOLIO --
                           PORTFOLIO -- CLASS 1       CLASS 1           CLASS 1
                          ---------------------------------------------------------
                                YEAR ENDED           YEAR ENDED        YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,      DECEMBER 31,
                          ---------------------------------------------------------
                             2008        2007      2008      2007     2008    2007
                          ---------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   57,821     41,829    34,485   (4,634)     798     203
   Net realized gain
      (loss) on
      investments            (31,929)   (14,217) (158,364)   2,927   (4,395)   (873)
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (45,212)    35,264  (207,031)  13,038     (950)   (702)
   Capital gain
      distributions               --         --    29,201    1,347    3,159   3,370
                          ---------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (19,320)    62,876  (301,709)  12,678   (1,388)  1,998
                          ---------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              435,947  1,262,932   164,260  291,171    1,266  24,794
   Death benefits             (2,938)        --    (1,758)      --       --      --
   Surrenders                (61,649)   (54,865)  (37,752) (11,146)  (1,870)     --
   Administrative
      expenses                (1,173)      (159)     (435)     (55)    (107)     (8)
   Transfers between
      subaccounts
      (including fixed
      account), net         (334,159)  (601,377)  245,432  469,620  264,298  12,350
                          ---------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         36,028    606,531   369,747  749,590  263,587  37,136
                          ---------------------------------------------------------
Increase (decrease) in
   net assets                 16,708    669,407    68,038  762,268  262,199  39,134
Net assets at beginning
   of year                 1,552,577    883,170   762,268       --   41,425   2,291
                          ---------------------------------------------------------
Net assets at end of year $1,569,285  1,552,577   830,306  762,268  303,624  41,425
                          =========================================================
Changes in units (note
   5):
Units purchased              636,091    448,168   334,980  102,597   68,927   5,191
   Units redeemed           (634,622)  (388,394) (287,856) (36,904) (24,560) (1,832)
                          ---------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          1,469     59,774    47,124   65,693   44,367   3,359
                          =========================================================

                 See accompanying notes to financial statements

                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------------
                                                                                  JPMORGAN
                              JPMORGAN INSURANCE      JPMORGAN INSURANCE       INSURANCE TRUST
                              TRUST EQUITY INDEX       TRUST GOVERNMENT        INTREPID GROWTH
                             PORTFOLIO -- CLASS 1  BOND PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                          --------------------------------------------------------------------------
                           YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------
                              2008       2007          2008        2007           2008      2007
                          --------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)             $    (325)    (3,495)       45,921     46,209         (8,371)  (5,932)
   Net realized gain
      (loss) on
      investments            (103,415)       182        28,642    (12,013)      (176,119)   7,579
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (137,002)     5,400        15,282     38,231       (235,592)  37,694
   Capital gain
      distributions                --         --            --         --             --       --
                            ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (240,742)     2,087        89,845     72,427       (420,082)  39,341
                            ---------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               123,616    195,290       290,749  1,244,578        253,735  342,675
   Death benefits              (1,318)        --        (2,962)        --         (2,147)      --
   Surrenders                 (18,365)    (7,067)      (43,685)   (54,853)       (29,054) (11,746)
   Administrative expenses       (310)       (74)         (727)      (141)          (426)     (72)
   Transfers between
      subaccounts
      (including fixed
      account), net           186,560    349,008      (677,834)  (749,450)        52,654  496,195
                            ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         290,183    537,157      (434,459)   440,134        274,762  827,052
                            ---------------------------------------------------------------------
Increase (decrease) in
   net assets                  49,441    539,244      (344,614)   512,561       (145,320) 866,393
Net assets at beginning
   of year                    539,244         --     1,373,703    861,142        866,393       --
                            ---------------------------------------------------------------------
Net assets at end of year   $ 588,685    539,244     1,029,089  1,373,703        721,073  866,393
                            =====================================================================
Changes in units (note
   5):
   Units purchased            270,550     78,062       552,273    433,255        393,807  126,853
   Units redeemed            (231,558)   (28,702)     (591,238)  (389,123)      (362,644) (48,762)
                            ---------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          38,992     49,360       (38,965)    44,132         31,163   78,091
                          =======================================================================

                 See accompanying notes to financial statements

                          JPMORGAN INSURANCE    LEGG MASON PARTNERS VARIABLE EQUITY
                           TRUST (CONTINUED)                   TRUST
                          ------------------  --------------------------------------
                                                   LEGG MASON         LEGG MASON
                               JPMORGAN             PARTNERS           PARTNERS
                               INSURANCE            VARIABLE           VARIABLE
                            TRUST INTREPID         AGGRESSIVE         CAPITAL AND
                                MID CAP              GROWTH             INCOME
                             PORTFOLIO --         PORTFOLIO --       PORTFOLIO --
                                CLASS 1             CLASS II            CLASS I
                          ----------------------------------------------------------
                              YEAR ENDED           YEAR ENDED          YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------
                             2008      2007      2008       2007      2008     2007
                          ----------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  (1,845)  (4,372)   (15,218)   (19,988)     856    4,389
   Net realized gain
      (loss) on
      investments          (302,923)  (3,522)   (13,960)     8,253   (6,542)  17,703
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (131,591)  (5,780)  (450,737)   (13,948) (26,197) (32,257)
   Capital gain
      distributions          58,695    5,710         --     10,233      459   14,352
                          ----------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (377,664)  (7,964)  (479,915)   (15,450) (31,424)   4,187
                          ----------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             162,151  259,166     25,676     56,418       --       --
   Death benefits            (1,729)      --         --         --       --       --
   Surrenders               (25,630)  (9,224)   (25,236)   (25,957)  (7,798) (20,793)
   Administrative
      expenses                 (374)    (101)    (1,405)    (1,605)     (50)     (61)
   Transfers between
      subaccounts
      (including fixed
      account), net        (217,834) 495,351    (91,197)     6,656  (15,233)      91
                          ----------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (83,416) 745,192    (92,162)    35,512  (23,081) (20,763)
                          ----------------------------------------------------------
Increase (decrease) in
   net assets              (461,080) 737,228   (572,077)    20,062  (54,505) (16,576)
Net assets at beginning
   of year                  805,284   68,056  1,220,523  1,200,461  106,716  123,292
                          ----------------------------------------------------------
Net assets at end of
   year                   $ 344,204  805,284    648,446  1,220,523   52,211  106,716
                          ==========================================================
Changes in units (note
   5):
   Units purchased          309,063  110,735     20,207      6,534       20   24,941
   Units redeemed          (331,493) (39,087)   (28,767)    (4,232)  (2,538) (23,428)
                          ----------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners       (22,430)  71,648     (8,560)     2,302   (2,518)   1,513
                          ==========================================================

                 See accompanying notes to financial statements

                                LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                          ----------------------------------------------------------------
                           LEGG MASON PARTNERS   LEGG MASON PARTNERS
                          VARIABLE CAPITAL AND        VARIABLE         LEGG MASON PARTNERS
                           INCOME PORTFOLIO --    FUNDAMENTAL VALUE    VARIABLE INVESTORS
                                CLASS II        PORTFOLIO -- CLASS I  PORTFOLIO -- CLASS I
                          ----------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED            YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                          ----------------------------------------------------------------
                             2008       2007       2008       2007      2008       2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   4,582    25,919        250      1,748       (62)    (1,486)
   Net realized gain
      (loss) on
      investments           (58,381)   25,268    (26,654)    74,845       222     40,073
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (250,516) (149,264)  (175,461)  (135,886)  (27,147)   (33,329)
   Capital gain
      distributions           4,175   108,756        354     58,012     1,719      2,461
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (300,140)   10,679   (201,511)    (1,281)  (25,268)     7,719
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  --   317,393      1,200     28,544        --         --
   Death benefits                --        --     (4,673)        --        --    (42,864)
   Surrenders               (61,700)   (7,640)   (33,349)   (12,079)   (7,545)  (116,685)
   Administrative
      expenses                 (515)     (568)      (520)      (668)      (50)       (91)
   Transfers between
      subaccounts
      (including fixed
      account), net          35,125     3,518    (36,234)    (4,897)        3      1,340
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (27,090)  312,703    (73,576)    10,900    (7,592)  (158,300)
                          --------------------------------------------------------------
Increase (decrease) in
   net assets              (327,230)  323,382   (275,087)     9,619   (32,860)  (150,581)
Net assets at
   beginning of year        825,027   501,645    606,044    596,425    74,070    224,651
                          --------------------------------------------------------------
Net assets at end of year $ 497,797   825,027    330,957    606,044    41,210     74,070
                          ==============================================================
Changes in units
   (note 5):
   Units purchased            7,697   126,997      7,488    135,677         1         54
   Units redeemed           (12,093)  (89,431)   (15,463)  (110,789)     (603)   (10,328)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (4,396)   37,566     (7,975)    24,888      (602)   (10,274)
                          ==============================================================

                 See accompanying notes to financial statements

                           LEGG MASON PARTNERS
                                VARIABLE
                              INCOME TRUST             MFS(R) VARIABLE INSURANCE TRUST
                          --------------------  ---------------------------------------------
                           LEGG MASON PARTNERS
                                VARIABLE           MFS(R) INVESTORS        MFS(R) INVESTORS
                             STRATEGIC BOND     GROWTH STOCK SERIES --     TRUST SERIES --
                          PORTFOLIO -- CLASS I   SERVICE CLASS SHARES    SERVICE CLASS SHARES
                          -------------------------------------------------------------------
                               YEAR ENDED             YEAR ENDED              YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                          -------------------------------------------------------------------
                             2008       2007       2008        2007        2008        2007
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  3,621      1,992      (23,690)   (37,939)     (16,539)   (37,055)
   Net realized gain
      (loss) on
      investments           (5,459)    (6,421)      61,709     80,509      153,282    118,228
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (13,986)     4,907     (925,472)   186,685   (1,302,288)   194,015
   Capital gain
      distributions             --         --       99,298         --      182,473     32,847
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (15,824)       478     (788,155)   229,255     (983,072)   308,035
                          -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                 --         --       13,893     97,425       13,698    103,282
   Death benefits               --     (5,651)     (11,587)   (14,658)      (7,789)        --
   Surrenders               (3,695)  (121,950)    (291,987)  (184,582)    (328,863)  (236,543)
   Administrative
      expenses                 (44)      (108)      (1,464)    (1,586)      (3,047)    (3,968)
   Transfers between
      subaccounts
      (including fixed
      account), net          1,409      2,209     (288,847)  (100,699)  (1,040,134)   (46,602)
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (2,330)  (125,500)    (579,992)  (204,100)  (1,366,135)  (183,831)
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets              (18,154)  (125,022)  (1,368,147)    25,155   (2,349,207)   124,204
Net assets at beginning
   of year                  80,523    205,545    2,531,274  2,506,119    3,859,072  3,734,868
                          -------------------------------------------------------------------
Net assets at end of year $ 62,369     80,523    1,163,127  2,531,274    1,509,865  3,859,072
                          ===================================================================
Changes in units
   (note 5):
   Units purchased           1,143        365       21,978     15,279       17,389     23,749
   Units redeemed           (1,433)    (8,900)     (89,008)   (35,990)    (146,227)   (38,792)
                          -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (290)    (8,535)     (67,030)   (20,711)    (128,838)   (15,043)
                          ===================================================================

                 See accompanying notes to financial statements

                                    MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ---------------------------------------------------------------
                                                 MFS(R) STRATEGIC
                                MFS(R) NEW       INCOME SERIES --          MFS(R)
                           DISCOVERY SERIES --        SERVICE      TOTAL RETURN SERIES --
                           SERVICE CLASS SHARES    CLASS SHARES     SERVICE CLASS SHARES
                          ---------------------------------------------------------------
                                YEAR ENDED          YEAR ENDED           YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008     2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   33,343      8,944   31,695   21,840     214,319      32,495
   Net realized gain
      (loss) on
      investments            (44,998)    33,745  (37,938)  (1,602)   (733,387)     53,882
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (552,710)   (88,937) (91,037)  (7,448) (3,316,879)   (211,880)
   Capital gain
      distributions          138,107     59,420       --       --     614,891     201,403
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (426,258)    13,172  (97,280)  12,790  (3,221,056)     75,900
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               12,562      7,899    8,372    9,676   2,192,018   5,535,876
   Death benefits                 72         --       --  (29,651)         --     (11,168)
   Surrenders                (48,636)   (80,621) (79,650) (20,649)   (610,928)   (239,399)
   Administrative
      expenses                  (400)      (515)    (680)    (668)    (17,765)     (9,506)
   Transfers between
      subaccounts
      (including fixed
      account), net          (43,339)   (36,422) 183,467  109,287  (1,670,060)     59,541
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (79,741)  (109,659) 111,509   67,995    (106,735)  5,335,344
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (505,999)   (96,487)  14,229   80,785  (3,327,791)  5,411,244
Net assets at beginning
   of year                 1,087,070  1,183,557  787,621  706,836  13,201,477   7,790,233
                          ---------------------------------------------------------------
Net assets at end of year $  581,071  1,087,070  801,850  787,621   9,873,686  13,201,477
                          ===============================================================
Changes in units
   (note 5):
   Units purchased             7,002      2,782   66,425   14,075     565,651     837,384
   Units redeemed            (17,507)   (12,167) (50,512)  (8,701)   (563,612)   (354,019)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (10,505)    (9,385)  15,913    5,374       2,039     483,365
                          ===============================================================

                 See accompanying notes to financial statements

                             MFS(R) VARIABLE INSURANCE TRUST
                                       (CONTINUED)                    OLD MUTUAL INSURANCE SERIES FUND
                          ------------------------------------  -------------------------------------------
                                  MFS(R)
                            UTILITIES SERIES --      OLD MUTUAL GROWTH II          OLD MUTUAL LARGE CAP
                           SERVICE CLASS SHARES            PORTFOLIO                 GROWTH PORTFOLIO
                          ---------------------------------------------------------------------------------
                                                   PERIOD FROM                  PERIOD FROM
                                YEAR ENDED        JANUARY 1 TO   YEAR ENDED      JANUARY 1      YEAR ENDED
                               DECEMBER 31,       DECEMBER 12,  DECEMBER 31,  TO DECEMBER 12,  DECEMBER 31,
                          ---------------------------------------------------------------------------------
                             2008         2007        2008          2007            2008           2007
                          ---------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   205,353     86,972      (1,881)      (2,840)         (3,762)         (6,347)
   Net realized gain
      (loss) on
      investments              59,308    228,472    (139,858)     (38,402)       (151,016)        (14,910)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,533,000)   550,393      78,915       85,483          11,920         104,926
   Capital gain
      distributions           403,963    196,581          --           --              --              --
                          -------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,864,376) 1,062,418     (62,824)      44,241        (142,858)         83,669
                          -------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               351,126    372,499          --           --              --              --
   Death benefits               1,817         --      (1,238)          --          (1,849)             --
   Surrenders                (450,295)  (270,011)    (45,786)     (59,578)        (34,139)       (121,313)
   Administrative
      expenses                 (3,903)    (3,262)       (231)        (307)           (372)           (459)
   Transfers between
      subaccounts
      (including fixed
      account), net          (684,609)   262,997    (102,536)          20        (303,619)           (829)
                          -------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (785,864)   362,223    (149,791)     (59,865)       (339,979)       (122,601)
                          -------------------------------------------------------------------------------
Increase (decrease) in
   net assets              (2,650,240) 1,424,641    (212,615)     (15,624)       (482,837)        (38,932)
Net assets at beginning
   of year                  5,435,725  4,011,084     212,615      228,239         482,837         521,769
                          -------------------------------------------------------------------------------
Net assets at end of year $ 2,785,485  5,435,725          --      212,615              --         482,837
                          ===============================================================================
Changes in units
   (note 5):
   Units purchased            106,908     63,251         263          937             584              36
   Units redeemed            (126,590)   (43,705)    (17,825)      (6,318)        (33,670)         (9,111)
                          -------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (19,682)    19,546     (17,562)      (5,381)        (33,086)         (9,075)
                          ===============================================================================

                 See accompanying notes to financial statements

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------------------------
                                               OPPENHEIMER BALANCED
                              OPPENHEIMER       FUND/VA -- SERVICE   OPPENHEIMER CAPITAL
                           BALANCED FUND/VA          SHARES          APPRECIATION FUND/VA
                          ----------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED             YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------
                             2008      2007       2008        2007      2008        2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  18,307    12,897     105,232      1,048    (5,137)     (9,948)
   Net realized gain
      (loss) on
      investments           (30,406)   16,432    (457,627)     7,281    14,914      78,185
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (237,916)  (78,433) (3,614,996)  (291,926) (223,769)     45,149
   Capital gain
      distributions          33,973    68,878     347,848    280,463        --          --
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (216,042)   19,774  (3,619,543)    (3,134) (213,992)    113,386
                          ----------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums                 817       361   1,286,120  3,610,246       397         361
   Death benefits                --        --          --    (13,488)   (5,883)    (59,470)
   Surrenders               (47,045) (173,445)   (224,848)  (170,502) (176,282)   (363,585)
   Administrative
      expenses                 (367)     (440)    (10,528)    (2,675)     (475)     (1,000)
   Transfers between
      subaccounts
      (including fixed
      account), net        (224,997)  (40,108)    656,904    140,690   (28,791)    (73,926)
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions      (271,592) (213,632)  1,707,648  3,564,271  (211,034)   (497,620)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets              (487,634) (193,858) (1,911,895) 3,561,137  (425,026)   (384,234)
Net assets at
   beginning of year        742,086   935,944   6,923,369  3,362,232   641,096   1,025,330
                          ----------------------------------------------------------------
Net assets at end of
   year                   $ 254,452   742,086   5,011,474  6,923,369   216,070     641,096
                          ================================================================
Changes in units (note
   5):
   Units purchased            1,564     3,372     457,011    478,410     1,835       1,310
   Units redeemed           (19,723)  (17,086)   (240,098)  (159,918)  (17,641)    (35,249)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners       (18,159)  (13,714)    216,913    318,492   (15,806)    (33,939)
                          ================================================================

                 See accompanying notes to financial statements

                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          --------------------------------------------------------------------
                            OPPENHEIMER CAPITAL
                               APPRECIATION                               OPPENHEIMER GLOBAL
                                FUND/VA --          OPPENHEIMER CORE     SECURITIES FUND/VA --
                              SERVICE SHARES          BOND FUND/VA          SERVICE SHARES
                          --------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                          --------------------------------------------------------------------
                             2008        2007        2008       2007       2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (64,493)   (86,048)    27,986     51,025     (14,881)     (9,657)
   Net realized gain
      (loss) on
      investments              61,730    184,697    (59,063)    (7,188)   (366,407)    255,036
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (2,327,029)   498,567   (283,038)    (9,576) (4,045,316)   (274,785)
   Capital gain
      distributions                --         --         --         --     554,465     431,655
                          --------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (2,329,792)   597,216   (314,115)    34,261  (3,872,139)    402,249
                          --------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               173,801    344,468         --         --   1,066,713   1,470,129
   Death benefits                  --         --         --    (28,232)    (10,241)         --
   Surrenders                (263,613)  (237,942)  (224,932)  (443,453)   (566,404)   (605,255)
   Administrative
      expenses                 (3,699)    (3,720)      (443)      (872)    (13,616)     (8,725)
   Transfers between
      subaccounts
      (including fixed
      account), net          (285,771)  (671,741)   (23,429)    55,555   2,219,184     701,015
                          --------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions        (379,282)  (568,935)  (248,804)  (417,002)  2,695,636   1,557,164
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets              (2,709,074)    28,281   (562,919)  (382,741) (1,176,503)  1,959,413
Net assets at beginning
   of year                  5,279,318  5,251,037  1,008,031  1,390,772  10,803,205   8,843,792
                          --------------------------------------------------------------------
Net assets at end of year $ 2,570,244  5,279,318    445,112  1,008,031   9,626,702  10,803,205
                          ====================================================================
Changes in units (note
   5):
   Units purchased            130,712    124,766     12,181      6,065     945,140     176,978
   Units redeemed            (153,172)  (167,490)   (31,260)   (36,279)   (370,002)    (80,152)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (22,460)   (42,724)   (19,079)   (30,214)    575,138      96,826
                          ====================================================================

                 See accompanying notes to financial statements

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------
                                                                          OPPENHEIMER MAIN
                                                  OPPENHEIMER MAIN        STREET SMALL CAP
                            OPPENHEIMER HIGH      STREET FUND/VA --      FUND/VA -- SERVICE
                             INCOME FUND/VA        SERVICE SHARES              SHARES
                          ------------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED              YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          ------------------------------------------------------------------
                             2008      2007       2008        2007        2008        2007
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  10,138    28,488      40,413     (97,060)    (74,773)   (92,842)
   Net realized gain
      (loss) on
      investments           (16,123)   (7,686)   (271,746)    750,995  (1,982,006)   201,944
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (151,744)  (20,474) (3,112,991)   (312,156) (2,549,518)  (604,633)
   Capital gain
      distributions              --        --     413,156          --     402,836    184,660
                          ------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (157,729)      328  (2,931,168)    341,779  (4,203,461)  (310,871)
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                 999     2,750   1,070,171   2,651,174   3,021,718  2,130,046
   Death benefits                --        --    (173,634)    (11,242)    (47,113)  (164,572)
   Surrenders               (18,198) (278,460)   (795,756)   (940,711)   (377,765)  (408,953)
   Administrative
      expenses                 (146)     (236)    (15,673)     (7,147)    (13,831)    (4,342)
   Transfers between
      subaccounts
      (including fixed
      account), net           3,527     5,809   7,039,468  (4,728,944) (2,393,838) 1,821,875
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (13,818) (270,137)  7,124,576  (3,036,870)    189,171  3,374,054
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (171,547) (269,809)  4,193,408  (2,695,091) (4,014,290) 3,063,183
Net assets at beginning
   of year                  215,130   484,939   9,578,867  12,273,958   8,791,840  5,728,657
                          ------------------------------------------------------------------
Net assets at end of year $  43,583   215,130  13,772,275   9,578,867   4,777,550  8,791,840
                          ==================================================================
Changes in units (note
   5):
   Units purchased            2,289     1,467   2,015,888     654,002   1,331,537    444,498
   Units redeemed            (2,916)  (22,393)   (711,028)   (914,948) (1,375,663)  (143,347)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          (627)  (20,926)  1,304,860    (260,946)    (44,126)   301,151
                          ==================================================================

                 See accompanying notes to financial statements

                            OPPENHEIMER VARIABLE ACCOUNT FUNDS       PIMCO VARIABLE
                                        (CONTINUED)                  INSURANCE TRUST
                          --------------------------------------  --------------------
                                                                    PIMCO ALL ASSET
                                                  OPPENHEIMER        PORTFOLIO --
                           OPPENHEIMER MIDCAP  MIDCAP FUND/VA --     ADVISOR CLASS
                                FUND/VA          SERVICE SHARES         SHARES
                          ------------------------------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED
                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007      2008      2007      2008       2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  (4,715)   (7,951)   (3,884)  (5,157)    49,965     72,118
   Net realized gain
      (loss) on
      investments           (29,684)  (50,041)      158    7,575    (77,271)        40
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (175,824)   88,914  (151,766)  11,034   (211,371)    (5,330)
   Capital gain
      distributions              --        --        --       --      2,356         --
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (210,223)   30,922  (155,492)  13,452   (236,321)    66,828
                          ------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums              12,308    10,877    15,838    3,186     45,269     88,191
   Death benefits                --   (14,377)   (2,639)      --         --         --
   Surrenders               (70,098) (150,843)   (8,337) (27,486)   (15,806)    (7,919)
   Administrative
      expenses                 (459)     (613)     (194)    (272)      (467)      (285)
   Transfers between
      subaccounts
      (including fixed
      account), net          (6,444)   (3,989)  (10,047)  11,181   (208,705)   297,685
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (64,693) (158,945)   (5,379) (13,391)  (179,709)   377,672
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (274,916) (128,023) (160,871)      61   (416,030)   444,500
Net assets at beginning
   of year                  479,213   607,236   315,703  315,642  1,290,528    846,028
                          ------------------------------------------------------------
Net assets at end of year $ 204,297   479,213   154,832  315,703    874,498  1,290,528
                          ============================================================
Changes in units (note
   5):
   Units purchased            1,243     4,831     1,864    2,537     32,918     39,394
   Units redeemed            (6,819)  (16,956)   (2,221)  (3,368)   (53,079)    (5,379)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (5,576)  (12,125)     (357)    (831)   (20,161)    34,015
                          ============================================================

                 See accompanying notes to financial statements

                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------
                          PIMCO FOREIGN BOND
                            PORTFOLIO (U.S.         PIMCO HIGH          PIMCO LONG-TERM U.S.
                           DOLLAR-HEDGED) --    YIELD PORTFOLIO --    GOVERNMENT PORTFOLIO --
                            ADMINISTRATIVE        ADMINISTRATIVE          ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES            CLASS SHARES
                          -------------------------------------------------------------------
                              YEAR ENDED            YEAR ENDED              YEAR ENDED
                             DECEMBER 31,          DECEMBER 31,            DECEMBER 31,
                          -------------------------------------------------------------------
                            2008      2007       2008        2007        2008        2007
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  1,732    2,513      337,350     348,565     520,487     293,975
   Net realized gain
      (loss) on
      investments           (1,116)     (67)    (343,538)    (70,084)    158,012     (88,485)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (5,619)     352   (1,246,784)   (229,819)  1,524,526     674,799
   Capital gain
      distributions             --       --       21,186          --      96,028          --
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (5,003)   2,798   (1,231,786)     48,662   2,299,053     880,289
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              3,903       --      535,725   1,068,134   4,145,603   3,145,773
   Death benefits               --       --      (28,182)     (1,799)    (40,691)    (59,986)
   Surrenders              (15,224)  (6,693)    (455,387)   (431,871) (2,654,009)   (955,289)
   Administrative
      expenses                 (33)     (21)      (5,548)     (2,975)    (29,438)     (5,276)
   Transfers between
      subaccounts
      (including fixed
      account), net        (25,849)   6,264    2,127,215  (1,915,408)  2,821,365     210,230
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (37,203)    (450)   2,173,823  (1,283,919)  4,242,830   2,335,452
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (42,206)   2,348      942,037  (1,235,257)  6,541,883   3,215,741
Net assets at beginning
   of year                 142,251  139,903    5,506,051   6,741,308  12,167,759   8,952,018
                          ------------------------------------------------------------------
Net assets at end of year $100,045  142,251    6,448,088   5,506,051  18,709,642  12,167,759
                          ==================================================================
Changes in units
   (note 5):
   Units purchased             514    1,485      593,625     303,063   1,881,321     548,171
   Units redeemed           (3,685)  (1,502)    (283,170)   (418,751) (1,608,894)   (331,244)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       (3,171)     (17)     310,455    (115,688)    272,427     216,927
                          ==================================================================

                 See accompanying notes to financial statements

                                                                             THE PRUDENTIAL SERIES
                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)               FUND
                          ------------------------------------------------  -----------------------
                                  PIMCO LOW               PIMCO TOTAL
                            DURATION PORTFOLIO --     RETURN PORTFOLIO --     JENNISON 20/20 FOCUS
                               ADMINISTRATIVE           ADMINISTRATIVE            PORTFOLIO --
                                CLASS SHARES             CLASS SHARES           CLASS II SHARES
                          -------------------------------------------------------------------------
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                                DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                          -------------------------------------------------------------------------
                              2008         2007        2008        2007        2008         2007
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    894,123     248,585   1,275,287     909,538     283,189      346,244
   Net realized gain
      (loss) on
      investments             (958,452)     59,298     128,645    (110,158) (3,300,452)     147,204
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (1,523,887)    427,143    (703,836)  1,058,116    (310,818)    (337,033)
   Capital gain
      distributions            267,841          --     262,510          --          --           --
                          -------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (1,320,375)    735,026     962,606   1,857,496  (3,328,081)     156,415
                          -------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             24,243,538  12,898,075   6,840,782   6,331,326   3,713,733    4,088,364
   Death benefits              (66,873)         --    (105,261)   (172,692)     (8,590)          --
   Surrenders               (1,253,022)   (327,506) (2,937,051) (1,914,383)   (202,375)    (133,594)
   Administrative
      expenses                 (90,651)     (3,697)    (47,769)    (20,591)    (11,479)      (1,341)
   Transfers between
      subaccounts
      (including fixed
      account), net        (20,669,557) 11,271,606   1,545,133  (5,224,875) (3,856,624)  (2,060,243)
                          -------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        2,163,435  23,838,478   5,295,834  (1,001,215)   (365,335)   1,893,186
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets                  843,060  24,573,504   6,258,440     856,281  (3,693,416)   2,049,601
Net assets at beginning
   of year                  25,886,398   1,312,894  27,934,750  27,078,469   4,708,528    2,658,927
                          -------------------------------------------------------------------------
Net assets at end of year $ 26,729,458  25,886,398  34,193,190  27,934,750   1,015,112    4,708,528
                          =========================================================================
Changes in units
   (note 5):
   Units purchased           7,844,387   3,010,368   2,192,781   1,407,496   1,149,781      623,759
   Units redeemed           (7,657,144)   (719,605) (1,696,929) (1,498,292) (1,403,606)    (484,736)
                          -------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          187,243   2,290,763     495,852     (90,796)   (253,825)     139,023
                          =========================================================================

                 See accompanying notes to financial statements

                           THE PRUDENTIAL SERIES FUND (CONTINUED)  RYDEX VARIABLE TRUST
                          ---------------------------------------  --------------------
                              JENNISON        NATURAL RESOURCES
                            PORTFOLIO --         PORTFOLIO --
                           CLASS II SHARES     CLASS II SHARES     NASDAQ - 100(R) FUND
                          -------------------------------------------------------------
                             YEAR ENDED           YEAR ENDED            YEAR ENDED
                            DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                          -------------------------------------------------------------
                            2008     2007      2008        2007       2008       2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $ (1,224) (1,505)    379,626    463,300    (12,465)   (16,275)
   Net realized gain
      (loss) on
      investments              797     633    (700,227)   150,732      2,733     21,487
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (37,192)  9,678  (2,187,467)   119,769   (440,816)   148,905
   Capital gain
      distributions             --      --          --         --         --         --
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (37,619)  8,806  (2,508,068)   733,801   (450,548)   154,117
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              2,462     300   1,567,817    937,939         --     20,193
   Death benefits               --      --        (381)        --         77         --
   Surrenders               (1,337) (1,104)   (103,574)   (50,464)   (30,290)   (12,041)
   Administrative
      expenses                (155)   (165)     (7,314)    (1,491)      (132)      (112)
   Transfers between
      subaccounts
      (including fixed
      account), net           (451)   (346)    552,357    432,855     (8,555)   (44,484)
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions          519  (1,315)  2,008,905  1,318,839    (38,900)   (36,444)
                          -------------------------------------------------------------
Increase (decrease) in
   net assets              (37,100)  7,491    (499,163) 2,052,640   (489,448)   117,673
Net assets at beginning
   of year                  97,763  90,272   3,101,030  1,048,390  1,068,690    951,017
                          -------------------------------------------------------------
Net assets at end of year $ 60,663  97,763   2,601,867  3,101,030    579,242  1,068,690
                          =============================================================
Changes in units
   (note 5):
   Units purchased             474      65     496,272    148,324      2,130      3,537
   Units redeemed             (401)   (151)   (289,507)   (63,032)    (7,561)    (6,213)
                          -------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           73     (86)    206,765     85,292     (5,431)    (2,676)
                          =============================================================

                 See accompanying notes to financial statements

                                 THE UNIVERSAL
                           INSTITUTIONAL FUNDS, INC.      VAN KAMPEN LIFE INVESTMENT TRUST
                          --------------------------  ----------------------------------------
                                  EQUITY AND            CAPTIAL GROWTH
                              INCOME PORTFOLIO --        PORTFOLIO --    COMSTOCK PORTFOLIO --
                                CLASS II SHARES        CLASS II SHARES      CLASS II SHARES
                          --------------------------------------------------------------------
                                         PERIOD FROM
                           YEAR ENDED      MAY 1 TO       YEAR ENDED           YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                          --------------------------------------------------------------------
                              2008          2007        2008      2007      2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $   11,457       (5,310)     (6,043)  (7,060)     74,547    (22,237)
   Net realized gain
      (loss) on
      investments             (30,477)        (343)     (9,613)  12,025  (3,666,586)   109,477
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (318,621)     (12,503)   (253,241)  56,169  (1,366,649)  (600,441)
   Capital gain
      distributions            28,638          914          --       --     423,761    110,575
                           -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (309,003)     (17,242)   (268,897)  61,134  (4,534,927)  (402,626)
                           -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               306,992      899,224      10,191    1,205   4,312,930  3,188,239
   Death benefits                  --           --         379       --     (10,130)   (74,235)
   Surrenders                  (9,850)      (1,393)    (56,408) (29,212)   (340,017)  (271,926)
   Administrative
      expenses                 (2,114)          --        (221)    (239)    (17,178)    (4,121)
   Transfers between
      subaccounts
      (including fixed
      account), net            97,802       61,886      31,397  220,778  (5,537,795) 1,498,281
                           -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         392,830      959,717     (14,662) 192,532  (1,592,190) 4,336,238
                           -------------------------------------------------------------------
Increase (decrease) in
   net assets                  83,827      942,475    (283,559) 253,666  (6,127,117) 3,933,612
   Net assets at
      beginning of year       942,475           --     557,747  304,081   8,914,713  4,981,101
                           -------------------------------------------------------------------
   Net assets at end of
      year                 $1,026,302      942,475     274,188  557,747   2,787,596  8,914,713
                           ===================================================================
Changes in units
   (note 5):
   Units purchased             69,470      119,083      10,207   39,191   1,529,621    572,155
   Units redeemed             (27,252)     (21,984)    (10,990) (20,506) (1,931,968)  (197,125)
                           -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          42,218       97,099        (783)  18,685    (402,347)   375,030
                           ===================================================================

                 See accompanying notes to financial statements

                              XTF ADVISORS TRUST
                          --------------------------
                              ETF 60 PORTFOLIO --
                                CLASS II SHARES
                          --------------------------
                           PERIOD FROM   PERIOD FROM
                          JANUARY 1 TO    MAY 1 TO
                            JUNE 20,    DECEMBER 31,
                          --------------------------
                              2008          2007
                          --------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $     8,165       (8,702)
   Net realized gain
      (loss) on
      investments             (54,085)        (715)
   Change in unrealized
      appreciation
      (depreciation) on
      investments              23,130      (23,130)
   Capital gain
      distributions                --           --
                          ------------------------
      Increase (decrease)
         in net assets
         from operations      (22,790)     (32,547)
                          ------------------------
From capital transactions
   (note 4):
   Net premiums               416,301    1,395,814
   Death benefits                  --           --
   Surrenders                 (11,859)      (4,962)
   Administrative
      expenses                   (401)          --
   Transfers between
      subaccounts
      (including fixed
      account), net        (1,739,967)         411
                          ------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (1,335,926)   1,391,263
                          ------------------------
Increase (decrease) in
   net assets              (1,358,716)   1,358,716

Net assets at beginning
   of year                  1,358,716           --
                          ------------------------
Net assets at end of year $        --    1,358,716
                          ========================
Changes in units
   (note 5):
   Units purchased             91,066      150,319
   Units redeemed            (229,482)     (11,903)
                          ------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (138,416)     138,416
                          ========================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Notes to Financial Statements

                                December 31, 2008

(1) DESCRIPTION OF ENTITY

     Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

     Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

     The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

     Effective September 8, 2008, the following Portfolios were added to the Separate Account:

     Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund

     Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund

     Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Legg Mason Partners Aggressive Growth Fund

     Genworth Variable Insurance Trust -- Genwoth PIMCO StockPLUS Fund

     Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund

     Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund

     Genworth Variable Insurance Trust -- Genworth Western Asset Management Core Plus Fixed Income Fund

     The following Portfolios are not available as investment options for contracts issued on or after September 8, 2008:

     AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares

     BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III

     GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- S&P 500(R) Index Fund

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

     MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares

     Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares

     Rydex Variable Trust -- NASDAQ - 100(R) Fund

     XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares was added to the Separate Account effective May 1, 2007. On March 18, 2008, the Board of Trustees for the XTF Advisors Trust voted to liquidate the ETF 60 Portfolio -- Class II Shares due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares occurred on June 20, 2008.

     On August 22, 2008, the Board of Trustees of the Old Mutual Insurance Series Fund voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio primarily due to each Portfolio's small asset size, high operating costs and lack of economies of scale. Final liquidation of the Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio and Old Mutual Large Cap Growth Portfolio occurred on December 12, 2008.

     On April 28, 2007, the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II, Inc. -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds.

     The following Portfolios are not available to contracts issued or on after May 1, 2007:

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

     Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares (formerly, Strategic Growth Portfolio).

     AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

     Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective May 1, 2007.

     The following Portfolios are not available to contracts issued on or after May 1, 2006:

     Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Service Class 2

     Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund

     J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio

     J.P. Morgan Series Trust II -- JPMorgan International Equity Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Small Company Portfolio

     J.P. Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity
     Portfolio

     MFS(R) Variable Insurance Trust -- MFS(R) New Discovery Series -- Service Class Shares

     The following Portfolios are not available to contracts issued on or after May 1, 2003:

     Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

     Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares

     Janus Aspen Series -- Global Technology Portfolio -- Service Shares

     Janus Aspen Series -- Large Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Mid Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Worldwide Growth Portfolio -- Service Shares

     PIMCO Variable Insurance Trust -- PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares

     All designated Portfolios listed above are series type mutual funds.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) BASIS OF PRESENTATION

     These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to the current year presentation.

     (b) INVESTMENTS

     SFAS 157, FAIR VALUE MEASUREMENTS, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

     -    LEVEL 1 - quoted prices in active markets for identical securities

     - LEVEL 2 - observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

     -    LEVEL 3 - unobservable inputs

     The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2008.

     The Separate Account does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under SFAS 157.

     Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

     (C) UNIT CLASSES

     There are several unit classes of subaccounts based on the annuity contract through which the subaccount are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form numbers NY1066 and NY1162 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contract.

     (D) FEDERAL INCOME TAXES

     The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

     (E) PAYMENTS DURING ANNUITIZATION

     Net assets allocated to the contracts in variable payout annuitization (variable income payments for the life of the annuitant) are computed in accordance to the mortality tables in effect at the time of contract issue. The assumed interest rate is an effective annual rate of 3%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from the GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

     (3) PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2008 were:

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares                          $   593,145   $   383,495
   AIM V.I. Capital Appreciation Fund -- Series I shares                       59,112       251,602
   AIM V.I. Core Equity Fund -- Series I shares                               107,080       220,323
   AIM V.I. Global Real Estate Fund -- Series II shares                     1,227,680     1,018,867
   AIM V.I. International Growth Fund -- Series II shares                  17,240,558    13,833,832
   AIM V.I. Large Cap Growth Fund -- Series I shares                          106,948        89,723
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares                     913       165,207
   Alger American SmallCap Growth Portfolio -- Class O Shares                  15,635       161,083
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B          7,374,152     2,920,351
   AllianceBernstein Global Technology Portfolio -- Class B                   100,648       242,427

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
   AllianceBernstein Growth and Income Portfolio -- Class B               $ 3,697,498   $ 2,891,804
   AllianceBernstein International Value Portfolio -- Class B              44,663,461    36,109,325
   AllianceBernstein Large Cap Growth Portfolio -- Class B                    286,077       551,618
   AllianceBernstein Small Cap Growth Portfolio -- Class B                    110,981        43,996
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I                                         476,974       404,982
   VP International Fund -- Class I                                         9,516,175     8,916,711
   VP Ultra(R) Fund -- Class I                                                252,114       347,745
   VP Value Fund -- Class I                                                   683,588       798,469
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II                                17,777,088     5,515,757
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III                               312,500       224,014
   BlackRock Global Allocation V.I. Fund -- Class III                      63,867,711    26,027,019
   BlackRock Large Cap Growth V.I. Fund -- Class III                          125,149        23,611
   BlackRock Value Opportunities V.I. Fund -- Class III                       279,475       278,578
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A                 1,615,560     1,265,818
   Columbia Marsico International Opportunities Fund, Variable
      Series -- Class B                                                    21,919,269    16,248,422
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        21,116        33,097
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares                                   142,233       115,377
Dreyfus Variable Investment Fund
   Money Market Portfolio                                                   6,181,287     4,413,024
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares                        301,686       293,154
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       640,440       487,905
   DWS Technology VIP -- Class B Shares                                        31,770        36,963
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund                                            16,918,709    17,263,922
   VT Worldwide Health Sciences Fund                                          568,593     1,169,184
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2                                          31,883         1,753
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares                        61,387        48,333
   Federated Capital Income Fund II                                            12,059        64,060
   Federated High Income Bond Fund II -- Primary Shares                        26,641       105,865
   Federated High Income Bond Fund II -- Service Shares                     1,660,334     3,922,558
   Federated Kaufmann Fund II -- Service Shares                             4,522,944     1,858,111
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class                            30,905       101,447
   VIP Asset Manager(SM) Portfolio -- Service Class 2                         548,919       371,662
   VIP Balanced Portfolio -- Service Class 2                               10,736,439     3,533,712
   VIP Contrafund(R) Portfolio -- Initial Class                               179,037       577,342
   VIP Contrafund(R) Portfolio -- Service Class 2                          23,976,869    26,739,752
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               33,864        48,445

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
   VIP Equity-Income Portfolio -- Initial Class                           $    42,486   $   168,013
   VIP Equity-Income Portfolio -- Service Class 2                          15,189,840    16,200,351
   VIP Growth & Income Portfolio -- Initial Class                              61,306       207,205
   VIP Growth & Income Portfolio -- Service Class 2                           564,909     1,236,483
   VIP Growth Opportunities Portfolio -- Initial Class                         14,982        69,418
   VIP Growth Portfolio -- Initial Class                                       25,568       237,665
   VIP Growth Portfolio -- Service Class 2                                    591,362       461,771
   VIP Investment Grade Bond Portfolio -- Service Class 2                  10,926,924    13,483,298
   VIP Mid Cap Portfolio -- Service Class 2                                 9,201,798    11,405,702
   VIP Overseas Portfolio -- Initial Class                                     82,170       251,814
   VIP Value Strategies Portfolio -- Service Class 2                          119,790        89,275
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares                       78,802,452    45,151,603
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares                833,054       841,900
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2
      Shares                                                               19,841,177     6,106,554
   Mutual Shares Securities Fund -- Class 2 Shares                         13,026,383     6,512,030
   Templeton Foreign Securities Fund -- Class 1 Shares                         10,948        25,054
   Templeton Foreign Securities Fund -- Class 2 Shares                     11,039,621    10,613,112
   Templeton Global Asset Allocation Fund -- Class 2 Shares                   201,558       170,754
   Templeton Global Income Securities Fund -- Class 1 Shares                    8,423        50,633
   Templeton Growth Securities Fund -- Class 2 Shares                       2,116,853       898,828
GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares                                   174,633       386,131
   Income Fund -- Class 1 Shares                                            1,520,687     2,238,353
   International Equity Fund -- Class 1 Shares                                161,887        93,498
   Mid-Cap Equity Fund -- Class 1 Shares                                    5,608,702     7,390,457
   Money Market Fund                                                       61,138,743    41,894,066
   Premier Growth Equity Fund -- Class 1 Shares                               109,038       461,493
   Real Estate Securities Fund -- Class 1 Shares                            3,275,529     2,282,492
   S&P 500(R) Index Fund                                                   11,125,056    25,038,986
   Small-Cap Equity Fund -- Class 1 Shares                                    648,493     2,428,012
   Total Return Fund -- Class 1 Shares                                      4,590,345    10,911,885
   Total Return Fund -- Class 3 Shares                                     85,925,648    47,534,130
   U.S. Equity Fund -- Class 1 Shares                                         305,318       497,824
Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund                                                 8,433           115
   Genworth Columbia Mid Cap Value Fund                                     2,990,084       439,882
   Genworth Davis NY Venture Fund                                             250,421           750
   Genworth Eaton Vance Large Cap Value Fund                                7,841,950     1,281,558
   Genworth Legg Mason Partners Aggressive Growth Fund                      9,112,192     1,689,908
   Genworth PIMCO StockPLUS Fund                                           13,247,789     2,017,440
   Genworth Putnam International Capital Opportunities Fund                 3,260,791       598,523
   Genworth Thornburg International Value Fund                              2,938,093       592,473
   Genworth Western Asset Management Core Plus Fixed Income Fund            7,766,812     1,550,485
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund                                         4,014        70,019
   Goldman Sachs Mid Cap Value Fund                                           392,789       833,785

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio                                                $   831,653   $ 1,089,133
   JPMorgan International Equity Portfolio                                    133,306       250,202
   JPMorgan Mid Cap Value Portfolio                                           497,709     1,139,493
   JPMorgan Small Company Portfolio                                            51,336        76,482
   JPMorgan U.S. Large Cap Core Equity Portfolio                                4,858        43,976
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares                                 285,140       590,601
   Balanced Portfolio -- Service Shares                                     6,326,537     3,939,062
   Flexible Bond Portfolio -- Institutional Shares                             18,531        89,576
   Forty Portfolio -- Institutional Shares                                     22,843       700,698
   Forty Portfolio -- Service Shares                                       18,079,806    10,159,056
   Global Life Sciences Portfolio -- Service Shares                             2,612        23,992
   Global Technology Portfolio -- Service Shares                                2,342        31,984
   International Growth Portfolio -- Institutional Shares                     279,819       424,913
   International Growth Portfolio -- Service Shares                           199,874       130,489
   Large Cap Growth Portfolio -- Institutional Shares                          40,455       249,267
   Large Cap Growth Portfolio -- Service Shares                                23,277       136,378
   Mid Cap Growth Portfolio -- Institutional Shares                           139,374       482,555
   Mid Cap Growth Portfolio -- Service Shares                                  19,422        64,222
   Worldwide Growth Portfolio -- Institutional Shares                          38,339       254,099
   Worldwide Growth Portfolio -- Service Shares                                90,426       182,068
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Balanced Portfolio -- Class 1                      12,124        24,597
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  6,779,335     6,685,854
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         2,992,224     2,558,474
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio --
      Class 1                                                                 422,696       155,068
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               2,207,963     1,917,982
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1            6,025,959     6,414,773
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            3,427,496     3,161,354
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           2,648,244     2,674,892
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II       228,579       336,092
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I         2,642        24,418
   Legg Mason Partners Variable Capital and Income Portfolio --
      Class II                                                                 81,085        99,630
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I         68,200       141,171
   Legg Mason Partners Variable Investors Portfolio -- Class I                  2,501         8,444
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I            19,570        18,287
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares               294,108       799,167
   MFS(R) Investors Trust Series -- Service Class Shares                      396,740     1,599,466
   MFS(R) New Discovery Series -- Service Class Shares                        245,501       153,309
   MFS(R) Strategic Income Series -- Service Class Shares                     699,156       556,120
   MFS(R) Total Return Series -- Service Class Shares                       6,500,673     5,739,635
   MFS(R) Utilities Series -- Service Class Shares                          2,087,243     2,267,985

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
Old Mutual Insurance Series Fund
   Old Mutual Growth II Portfolio                                         $     2,498   $   154,195
   Old Mutual Large Cap Growth Portfolio                                        8,007       351,800
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA                                                76,117       295,511
   Oppenheimer Balanced Fund/VA -- Service Shares                           4,437,044     2,259,228
   Oppenheimer Capital Appreciation Fund/VA                                    22,269       238,507
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares               1,494,596     1,938,230
   Oppenheimer Core Bond Fund/VA                                              180,057       400,975
   Oppenheimer Global Securities Fund/VA -- Service Shares                  7,159,032     3,921,222
   Oppenheimer High Income Fund/VA                                             22,330        26,033
   Oppenheimer Main Street Fund/VA -- Service Shares                       13,509,975     5,923,606
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares             12,439,290    11,900,289
   Oppenheimer MidCap Fund/VA                                                  14,629        84,068
   Oppenheimer MidCap Fund/VA -- Service Shares                                25,794        35,109
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares                          432,034       559,544
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative
      Class Shares                                                             10,037        45,349
   PIMCO High Yield Portfolio -- Administrative Class Shares                5,631,142     3,115,932
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class
      Shares                                                               25,168,711    20,323,340
   PIMCO Low Duration Portfolio -- Administrative Class Shares             83,906,525    80,560,177
   PIMCO Total Return Portfolio -- Administrative Class Shares             27,396,157    20,583,590
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares                       12,104,329    12,163,004
   Jennison Portfolio -- Class II Shares                                        6,131         6,847
   Natural Resources Portfolio -- Class II Shares                           5,828,399     3,433,479
Rydex Variable Trust
   NASDAQ - 100(R) Fund                                                        19,242        70,706
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares                             700,153       268,464
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares                                 82,849       104,813
   Comstock Portfolio -- Class II Shares                                   14,367,977    15,421,860
XTF Advisors Trust
   ETF 60 Portfolio -- Class II Shares                                        884,526     2,212,503

(4) RELATED PARTY TRANSACTIONS

     (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

     Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross purchase payments (premiums) recorded by GLICNY on its flexible variable deferred and immediate annuity contracts, less deductions for any applicable premium taxes.

     Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

     Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Footnote (6) demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The following table discloses the range of charges assessed under the contracts.

MORTALITY AND EXPENSE RISK CHARGE                             1.00% - 1.55% of the daily value of the assets invested
                                                              in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

ADMINISTRATIVE CHARGE                                         0.15% - 0.25% of the daily value of the assets invested
                                                              in each fund.
This charge is assessed through a reduction in unit values.

ANNUAL ADMINISTRATIVE CHARGE                                  $0 - $30 per contract year.
This charge is assessed through the redemption in units.

SURRENDER CHARGE                                              0.00% - 9.00% on the value of the accumulation units
                                                              purchased.
This charge is assessed through the redemption in units.

     (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

     Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

     (C) CAPITAL BROKERAGE CORPORATION

     Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

     (D) BONUS CREDIT

     For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $0.8 million and $1.7 million for the periods ended December 31, 2008 and 2007.

     (E) GENWORTH VARIABLE INSURANCE TRUST

     Genworth Variable Insurance Trust (the Fund) is an open-end diversified management investment company. Genworth Financial Wealth Management (Investment Advisor), a wholly-owned subsidiary of Genworth Financial, Inc., currently serves as investment advisor to the Fund. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 1.0% for the Genworth Calamos Growth Fund, 0.85% for the Genworth Columbia Mid Cap Value Fund, 0.75% for the Genworth Davis NY Venture Fund, 0.75% for the Genworth Eaton Vance Large Cap Value Fund, 0.70% for the Genworth Legg Mason Partners Aggressive Growth Fund, 0.60% for the Genworth PIMCO StockPLUS Fund, 0.95% for the Genworth Putnam International Capital Opportunities Fund, 0.90% for the Genworth Thornburg International Value Fund, and 0.65% for the Genworth Western Asset Management Core Plus Fixed Income Fund.

(5) CAPITAL TRANSACTIONS

     All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

     The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2008 and 2007 are reflected in the Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

     GLICNY offers several variable annuity products with subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2008, 2007, 2006, 2005 and 2004 follows. For periods subsequent to 2005, the expense ratios, unit values and total returns are presented as a range of minimum and maximum values based on the products identified as having the lowest and the highest contract expense rates within each subaccount. As the unit values and total returns are presented based on the products identified as having the lowest and highest contract expense rates, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the expense ratios, unit values and total returns are presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2008 and were available to contract owners during 2008.

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares
      2008                   1.45% to 1.85%     139,828   7.72 to 5.37      1,041        2.36%   (52.60)% to (52.80)%
      2007                   1.45% to 1.95%     147,454  16.29 to 9.96      2,313        0.38%    (0.11)% to (0.37)%
      2006                   1.45% to 2.10%     160,952  16.31 to 11.40     2,545        0.41%     11.31% to 10.58%
      2005                   1.45% to 1.85%     157,878  14.65 to 10.32     2,250        0.52%      3.90% to 3.23%
      2004                   1.45% to 1.80%     129,238  14.10 to 11.83     1,795        0.00%      9.23% to 8.84%
   AIM V.I. Capital Appreciation Fund -- Series I shares
      2008                   1.45% to 1.80%      55,101   6.27 to 6.82        367        0.00%   (43.33)% to (43.53)%
      2007                   1.45% to 1.80%      75,762  11.07 to 12.07       885        0.00%     10.38% to 9.99%
      2006                   1.45% to 2.10%      82,704  10.03 to 11.15       872        0.07%      4.76% to 4.07%
      2005                   1.45% to 1.80%      44,586  11.84 to 9.48        446        0.07%      7.26% to 6.88%
      2004                   1.45% to 1.80%      45,342   9.89 to 8.86        423        0.00%      5.08% to 4.71%
   AIM V.I. Core Equity Fund -- Series I shares
      2008                   1.45% to 1.85%      66,944   7.93 to 7.84        517        2.04%   (31.16)% to (31.44)%
      2007                   1.45% to 1.85%      76,482  11.52 to 11.44       880        1.02%      6.54% to 6.11%
      2006                   1.45% to 2.45%      89,539  10.81 to 10.74       967        0.56%      8.10% to 7.36%
      2005                   1.45% to 1.80%     109,225   9.33 to 8.25        940        0.79%      4.13% to 3.76%
      2004                   1.45% to 1.80%     125,234   8.98 to 7.94      1,037        0.45%      4.24% to 3.87%
   AIM V.I. Global Real Estate Fund -- Series II shares
      2008                   1.45% to 2.20%      69,095   8.15 to 6.33        454       10.70%   (45.52)% to (45.94)%
      2007                   1.45% to 2.20%      42,225  14.96 to 11.71       577        9.23%    (7.14)% to (7.85)%
      2006                   1.45% to 1.85%      16,378  16.11 to 14.46       263        2.58%     40.18% to 39.61%
      2005                   1.45% to 1.60%       3,389  11.49 to 11.48        39        2.77%     14.89% to 14.78%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   AIM V.I. International Growth Fund -- Series II shares
      2008                   1.15% to 2.55%     743,212   5.67 to 5.99      5,396        0.48%   (41.22)% to (42.05)%
      2007                   1.15% to 2.55%     533,253   9.65 to 10.34     7,486        0.53%   (60.83)% to 5.07%
      2006                   1.45% to 2.10%     204,571  15.54 to 14.22     2,783        1.76%     26.03% to 25.20%
      2005                   1.45% to 1.85%      51,153  12.33 to 11.37       627        0.94%     16.00% to 13.71%
      2004                   1.45% to 1.45%       9,724  10.63 to 10.63       103        0.00%      6.29% to 6.29%
   AIM V.I. Large Cap Growth Fund -- Series I shares
      2008                   1.45% to 1.60%      24,337   7.07 to 7.04        171        0.01%   (39.18)% to (39.28)%
      2007                   1.45% to 1.60%      22,488  11.63 to 11.60       261        0.04%     13.96% to 13.78%
      2006                   1.45% to 2.20%      20,850  10.20 to 10.15       213        0.17%      2.03% to 1.51%
      2005                   1.45% to 1.60%      21,122  12.58 to 12.52       265        0.67%      2.00% to 1.85%
      2004                   1.45% to 1.60%      16,122  12.34 to 12.29       198        0.17%      3.16% to 3.00%
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares
      2008                   1.40% to 1.40%      21,446   7.03 to 7.03        151        0.21%   (46.91)% to (46.91)%
      2007                   1.40% to 1.40%      35,657  13.23 to 13.23       472        0.35%     18.26% to 18.26%
      2006                   1.40% to 1.40%      51,334  11.19 to 11.19       575        0.13%      3.68% to 3.68%
      2005                   1.40% to 1.40%      64,903  10.79 to 10.79       701        0.23%     10.47% to 10.47%
      2004                   1.40% to 1.40%      72,967   9.77 to 9.77        713        0.00%      4.02% to 4.02%
   Alger American SmallCap Growth Portfolio -- Class O Shares
      2008                   1.40% to 1.40%      27,156   7.10 to 7.10        193        0.00%   (47.35)% to (47.35)%
      2007                   1.40% to 1.40%      40,688  13.49 to 13.49       549        0.00%     15.59% to 15.59%
      2006                   1.40% to 1.40%      66,572  11.67 to 11.67       777        0.00%     18.34% to 18.34%
      2005                   1.40% to 1.40%      82,007   9.86 to 9.86        809        0.00%     15.25% to 15.25%
      2004                   1.40% to 1.40%      93,792   8.56 to 8.56        803        0.00%     14.94% to 14.94%
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
      2008                   1.45% to 2.45%     710,556   7.01 to 6.92      4,887        3.33%   (31.22)% to (31.92)%
      2007                   1.45% to 2.45%     264,400  10.19 to 10.16     2,686        0.00%      5.98% to 4.59%
   AllianceBernstein Global Technology Portfolio -- Class B
      2008                   1.45% to 1.80%      27,723   9.11 to 8.93        245        0.00%   (48.23)% to (48.41)%
      2007                   1.45% to 1.80%      36,791  17.60 to 17.31       642        0.00%     18.15% to 17.73%
      2006                   1.45% to 2.10%      31,707  14.90 to 11.13       470        0.00%      6.81% to 6.11%
      2005                   1.45% to 1.80%      23,391  13.95 to 11.04       322        0.00%      2.15% to 1.79%
      2004                   1.45% to 1.80%      23,665  13.65 to 10.84       322        0.00%      3.56% to 3.20%
   AllianceBernstein Growth and Income Portfolio -- Class B
      2008                   1.40% to 2.20%     720,364   9.70 to 6.55      5,302        3.96%   (41.53)% to (42.00)%
      2007                   1.40% to 2.10%     715,181  16.60 to 12.01     9,232        1.52%      3.39% to 2.65%
      2006                   1.40% to 2.10%     755,540  16.05 to 11.71     9,463        1.14%     15.35% to 14.53%
      2005                   1.40% to 1.85%     739,428  13.92 to 10.23     8,040        1.24%      3.14% to 2.31%
      2004                   1.40% to 1.80%     656,846  13.49 to 10.09     6,931        0.74%      9.66% to 9.22%
   AllianceBernstein International Value Portfolio -- Class B
      2008                   1.15% to 2.55%   1,317,276   4.40 to 4.47      7,501        2.08%   (53.82)% to (54.48)%
      2007                   1.15% to 2.55%   1,300,461   9.52 to 9.83     17,245        2.26%   (83.43)% to (2.59)%
      2006                   1.45% to 2.10%     441,968  16.12 to 15.05     6,154        1.18%     33.17% to 32.29%
      2005                   1.45% to 1.85%      80,349  12.10 to 11.39       966        1.01%     14.84% to 13.91%
      2004                   1.60% to 1.60%       3,222  10.54 to 10.54        34        0.00%      5.38% to 5.38%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   AllianceBernstein Large Cap Growth Portfolio -- Class B
      2008                   1.45% to 1.85%     193,959    5.76 to 7.08     1,203        0.00%   (40.69)% to (40.94)%
      2007                   1.45% to 1.85%     224,757    9.71 to 11.99    2,366        0.00%     11.96% to 11.50%
      2006                   1.45% to 2.10%     249,614    8.68 to 10.72    2,364        0.00%    (2.08)% to (2.72)%
      2005                   1.45% to 1.85%     249,721   12.65 to 8.78     2,387        0.00%     13.18% to 10.30%
      2004                   1.45% to 1.80%     188,211   11.21 to 7.77     1,624        0.00%      6.77% to 6.40%
   AllianceBernstein Small Cap Growth Portfolio -- Class B
      2008                   1.45% to 1.80%      19,516    7.01 to 7.39       133        0.00%   (46.41)% to (46.60)%
      2007                   1.45% to 1.80%      12,340   13.09 to 13.85      165        0.00%     12.04% to 11.64%
      2006                   1.45% to 1.80%       9,706   11.68 to 12.40      116        0.00%      8.91% to 8.52%
      2005                   1.45% to 1.65%      10,475   11.52 to 10.63      117        0.00%      3.34% to 3.13%
      2004                   1.45% to 1.65%      10,472   11.16 to 10.30      114        0.00%     12.73% to 12.50%
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
      2008                   1.45% to 1.85%      53,837   10.55 to 7.29       559        1.97%   (35.54)% to (35.80)%
      2007                   1.45% to 1.85%      54,786   16.37 to 11.36      885        1.28%    (1.52)% to (1.93)%
      2006                   1.45% to 1.85%      28,453   16.62 to 11.58      465        1.77%     15.39% to 14.93%
      2005                   1.45% to 1.60%      21,185   14.41 to 14.33      304        1.86%      3.12% to 2.96%
      2004                   1.60% to 1.60%      11,847   13.92 to 13.92      165        1.37%     11.19% to 11.19%
   VP International Fund -- Class I
      2008                   1.45% to 2.20%     216,996   11.77 to 6.70     1,649        0.79%   (45.63)% to (46.04)%
      2007                   1.45% to 2.20%     190,697   21.64 to 12.42    2,771        0.54%     16.34% to 15.45%
      2006                   1.45% to 1.85%      86,714   18.60 to 13.83    1,199        1.15%     23.22% to 22.72%
      2005                   1.45% to 1.80%      13,711   15.10 to 14.92      206        1.02%     11.62% to 11.22%
      2004                   1.45% to 1.60%       9,080   13.53 to 13.48      122        0.21%     13.09% to 0.00%
   VP Ultra(R) Fund -- Class I
      2008                   1.45% to 1.85%      42,958    8.54 to 6.65       361        0.00%   (42.33)% to (42.57)%
      2007                   1.45% to 1.85%      58,491   14.80 to 11.58      856        0.00%     19.25% to 18.77%
      2006                   1.45% to 1.85%      62,792   12.41 to 9.75       771        0.00%    (4.67)% to (5.06)%
      2005                   1.45% to 1.80%      55,072   13.02 to 12.87      714        0.00%      0.69% to 0.33%
      2004                   1.45% to 1.80%      31,229   12.93 to 12.83      403        0.00%      8.91% to 0.00%
   VP Value Fund -- Class I
      2008                   1.45% to 1.95%      85,679   11.62 to 6.66       983        7.93%  (27.84)% to (28.21)%
      2007                   1.45% to 1.95%     113,695   16.11 to 9.28     1,810        6.70%   (6.52)% to (7.19)%
      2006                   1.45% to 1.85%     118,643   17.23 to 11.79    1,986        5.66%    16.94% to 16.46%
      2005                   1.45% to 1.80%     108,625   14.73 to 14.56    1,593        6.17%     3.52% to 3.15%
      2004                   1.45% to 1.60%      89,951   14.23 to 14.18    1,276        0.92%    12.68% to 12.50%
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
      2008                   1.15% to 2.55%   1,327,606   9.88 to 10.09    13,526        1.16%   (2.73)% to (4.11)%
      2007                   1.45% to 2.10%      92,682  10.76 to 10.74       994        4.61%     7.92% to 7.20%
      2006                   1.45% to 2.10%      91,275   9.97 to 10.02       914        3.30%     0.11% to (0.55)%
      2005                   1.45% to 1.85%      28,111  10.09 to 9.94        280        2.81%     0.87% to (0.57)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III
      2008                   1.45% to 1.85%      65,163   8.20 to 7.56          512      2.11%   (37.82)% to (38.08)%
      2007                   1.45% to 1.85%      57,948  13.19 to 12.21         760      2.55%      0.05% to (0.36)%
      2006                   1.45% to 2.10%      41,198  13.18 to 12.21         540      3.60%     19.84% to 19.05%
      2005                   1.45% to 1.70%      26,777  11.00 to 10.96         294      0.29%      1.14% to 0.88%
      2004                   1.45% to 1.70%       7,940  10.88 to 10.86          87      1.91%      8.78% to 8.60%
   BlackRock Global Allocation V.I. Fund -- Class III
      2008                   1.15% to 2.55%   6,313,532   7.86 to 8.55       55,768      3.05%   (20.60)% to (21.72)%
      2007                   1.45% to 2.55%   2,725,305  14.61 to 10.93      32,466      6.21%   (15.41)% to 14.10%
      2006                   1.45% to 2.10%     414,919  12.69 to 12.23       4,553     10.37%     14.72% to 13.97%
      2005                   1.45% to 1.70%       9,926  11.07 to 11.05         110      0.00%     10.65% to 10.46%
   BlackRock Large Cap Growth V.I. Fund -- Class III
      2008                   1.45% to 1.80%      27,003   7.73 to 7.60          207      0.42%   (41.75)% to (41.96)%
      2007                   1.45% to 1.80%      13,280  13.27 to 13.10         175      0.08%      6.49% to 6.11%
      2006                   1.45% to 2.10%       6,933  12.46 to 10.92          86      0.06%      5.33% to 4.64%
      2005                   1.45% to 1.60%       4,815  11.83 to 11.80          57      0.00%      8.87% to 8.71%
      2004                   1.60% to 1.60%       2,808  10.85 to 10.85          30      0.20%      8.53% to 8.53%
   BlackRock Value Opportunities V.I. Fund -- Class III
      2008                   1.45% to 1.85%      39,096   7.73 to 6.72          293      3.23%   (41.08)% to (41.32)%
      2007                   1.45% to 1.85%      38,767  13.12 to 11.45         506      5.09%    (2.59)% to (2.98)%
      2006                   1.45% to 2.10%      38,058  13.47 to 11.76         510     40.95%     10.65% to 9.93%
      2005                   1.45% to 1.85%      30,315  12.17 to 10.71         367      1.01%      8.52% to 7.06%
      2004                   1.45% to 1.60%       6,600  11.22 to 11.21          74     18.24%     12.17% to 12.05%
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A
      2008                   1.45% to 1.85%     328,028  10.53 to 7.41        2,950      0.32%   (40.33)% to (40.57)%
      2007                   1.45% to 2.10%     264,582  17.65 to 12.39       4,485      0.08%     15.76% to 15.00%
      2006                   1.45% to 2.10%     274,884  15.25 to 10.78       4,019      0.00%      4.56% to 3.87%
      2005                   1.45% to 1.85%     236,234  14.58 to 10.39       3,342      0.00%      5.89% to 3.86%
      2004                   1.45% to 1.80%     135,142  13.77 to 11.58       1,823      0.00%     11.40% to 0.00%
   Columbia Marsico International Opportunities Fund, Variable Series -- Class B
      2008                   1.15% to 2.55%     735,248   4.91 to 5.67        6,156     11.36%   (49.08)% to (49.80)%
      2007                   1.15% to 2.55%     651,295   9.64 to 11.29      11,990      1.88%   (62.57)% to 19.81%
      2006                   1.45% to 2.10%     370,335  22.01 to 14.62       6,741      1.27%     21.44% to 20.64%
      2005                   1.45% to 1.85%     219,663  18.12 to 12.13       3,904      1.07%     21.30% to 17.38%
      2004                   1.45% to 1.80%     147,137  15.39 to 12.48       2,231      0.52%     14.90% to 14.50%
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
      2008                   1.45% to 1.65%      34,907   5.92 to 5.83          227      0.75%   (35.38)% to (35.51)%
      2007                   1.45% to 1.65%      36,226   9.16 to 9.04          364      0.52%      6.21% to 6.00%
      2006                   1.45% to 1.85%      38,664   8.63 to 10.83         365      0.10%      7.62% to 7.19%
      2005                   1.45% to 1.65%      34,983   9.35 to 7.94          310      0.00%      2.12% to 1.91%
      2004                   1.45% to 1.65%      31,059   9.17 to 7.79          268      0.60%      4.67% to 4.46%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares
      2008                   1.45% to 1.80%      11,688   9.58 to 9.37          112      7.53%   (41.29)% to (41.49)%
      2007                   1.45% to 1.80%      11,484  16.32 to 16.01         187      2.46%      0.02% to (0.34)%
      2006                   1.45% to 1.85%       9,566  16.32 to 10.89         156      4.97%      6.19% to 5.76%
      2005                   1.45% to 1.60%       5,912  15.36 to 15.29          91      0.03%      7.59% to 7.43%
      2004                   1.45% to 1.60%       5,051  14.28 to 14.23          72      0.53%     12.82% to 12.64%
Dreyfus Variable Investment Fund
   Money Market Portfolio
      2008                   1.45% to 2.20%     269,911  10.68 to 10.46       2,859      2.14%      1.05% to 0.28%
      2007                   1.45% to 1.85%     104,014  10.57 to 10.63       1,091      4.69%      3.31% to 2.88%
      2006                   1.45% to 1.85%      79,760  10.23 to 10.33         812      4.52%      3.08% to 2.67%
      2005                   1.45% to 1.80%      67,367   9.93 to 9.81          665      2.67%      1.18% to 0.82%
      2004                   1.45% to 1.80%      77,640   9.81 to 9.73          759      0.63%      0.00% to (1.05%)
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares
      2008                   1.45% to 1.80%      47,991   8.81 to 8.61          421      7.27%   (46.94)% to (47.13)%
      2007                   1.45% to 1.80%      63,919  16.60 to 16.29       1,057      1.05%    (3.61)% to (3.96)%
      2006                   1.45% to 1.85%      54,725  17.22 to 11.91         938      1.26%     16.50% to 16.03%
      2005                   1.45% to 1.60%      40,696  14.78 to 14.71         599      1.31%      5.96% to 5.80%
      2004                   1.45% to 1.60%      33,493  13.95 to 13.90         466      1.10%     11.98% to 11.81%
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares
      2008                   1.45% to 1.80%      44,718  14.59 to 14.27         648      9.94%   (34.64)% to (34.87)%
      2007                   1.45% to 1.80%      59,173  22.32 to 21.91       1,312      3.81%      1.17% to 0.81%
      2006                   1.45% to 1.85%      50,721  22.07 to 12.67       1,113      0.41%     22.79% to 22.29%
      2005                   1.45% to 1.80%      30,157  17.97 to 17.76         540      0.31%      8.19% to 7.81%
      2004                   1.45% to 1.80%      20,944  16.61 to 16.47         347      0.28%     23.70% to 23.27%
   DWS Technology VIP -- Class B Shares
      2008                   1.45% to 1.80%      11,783   8.94 to 8.74          104      0.00%   (47.22)% to (47.41)%
      2007                   1.45% to 1.80%      11,822  16.94 to 16.63         199      0.00%     12.18% to 11.78%
      2006                   1.45% to 1.85%      13,491  15.10 to 10.25         203      0.00%    (1.02)% to (1.42)%
      2005                   1.45% to 1.80%      11,652  15.26 to 15.08         178      0.10%      1.77% to 1.41%
      2004                   1.45% to 1.80%       7,514  14.99 to 14.87         112      0.00%      0.01% to (0.35)%
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
      2008                   1.15% to 2.55%   1,160,869   7.22 to 6.93        8,834      5.63%   (27.98)% to (28.99)%
      2007                   1.15% to 2.55%   1,294,362  10.02 to 9.77       13,805      5.89%      3.46% to (3.46)%
      2006                   1.45% to 2.10%     815,961  10.91 to 10.43       8,850      5.81%      3.98% to 3.29%
      2005                   1.45% to 1.80%     727,191  10.50 to 10.33       7,593      4.06%      2.36% to 2.00%
      2004                   1.45% to 1.80%     548,039  10.25 to 10.12       5,599      2.76%      1.34% to 0.98%
   VT Worldwide Health Sciences Fund
      2008                   1.45% to 1.80%      92,436  13.90 to 13.59       1,246      0.00%    (8.43)% to (8.76)%
      2007                   1.45% to 1.80%     149,174  15.18 to 14.89       2,220      0.00%      4.62% to 4.25%
      2006                   1.45% to 2.10%     149,625  14.50 to 10.44       2,124      0.00%    (1.45)% to (2.10)%
      2005                   1.45% to 1.80%      77,332  14.72 to 11.78       1,118      0.00%      5.48% to 5.11%
      2004                   1.45% to 1.80%      58,737  13.95 to 11.20         803      0.00%      4.70% to 4.33%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2
      2008                   1.45% to 1.70%       8,109   8.90 to 8.80           65      0.00%   (28.46)% to (28.64)%
      2007                   1.45% to 1.70%       3,499  12.44 to 12.33          43      0.28%     10.11% to 9.83%
      2006                   1.45% to 2.10%       3,497  11.30 to 10.72          39      0.00%      4.17% to 3.49%
      2005                   1.45% to 1.70%       1,486  10.85 to 10.80          17      0.00%      2.07% to 1.81%
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares
      2008                   1.40% to 1.40%      16,009   7.80 to 7.80          125      6.62%   (34.72)% to (34.72)%
      2007                   1.40% to 1.40%      20,560  11.95 to 11.95         246      3.06%   (10.93)% to (10.93)%
      2006                   1.40% to 1.40%      41,427  13.42 to 13.42         556      2.44%     15.18% to 15.18%
      2005                   1.40% to 1.40%      56,133  11.65 to 11.65         654      1.54%      3.56% to 3.56%
      2004                   1.40% to 1.40%      63,965  11.25 to 11.25         719      1.41%      8.24% to 8.24%
   Federated Capital Income Fund II
      2008                   1.40% to 1.40%      15,764   7.79 to 7.79          123      5.90%   (21.50)% to (21.50)%
      2007                   1.40% to 1.40%      22,066   9.92 to 9.92          219      5.95%      2.57% to 2.57%
      2006                   1.40% to 1.40%      37,074   9.67 to 9.67          359      6.00%     14.03% to 14.03%
      2005                   1.40% to 1.40%      44,491   8.48 to 8.48          377      5.50%      4.80% to 4.80%
      2004                   1.40% to 1.40%      58,257   8.09 to 8.09          471      4.40%      8.38% to 8.38%
   Federated High Income Bond Fund II -- Primary Shares
      2008                   1.40% to 1.40%      12,518   9.45 to 9.45          118     11.69%   (27.03)% to (27.03)%
      2007                   1.40% to 1.40%      20,369  12.95 to 12.95         264      8.33%      1.97% to 1.97%
      2006                   1.40% to 1.40%      39,819  12.70 to 12.70         506      7.91%      9.26% to 9.26%
      2005                   1.40% to 1.40%      37,407  11.62 to 11.62         435      8.36%      1.23% to 1.23%
      2004                   1.40% to 1.40%      34,885  11.48 to 11.48         401      7.21%      8.91% to 8.91%
   Federated High Income Bond Fund II -- Service Shares
      2008                   1.45% to 2.10%     377,552  10.15 to 7.94        3,824     10.98%   (27.17)% to (27.65)%
      2007                   1.45% to 2.10%     594,397  13.94 to 10.97       8,284      7.26%      1.68% to 1.01%
      2006                   1.45% to 2.10%     517,591  13.71 to 10.86       7,095      7.69%      8.97% to 8.25%
      2005                   1.45% to 1.85%     369,658  12.81 to 10.05       4,658      6.59%      0.79% to 0.44%
      2004                   1.45% to 1.80%     178,884  12.73 to 11.06       2,243      6.04%      8.56% to 8.18%
   Federated Kaufmann Fund II -- Service Shares
      2008                   1.15% to 2.55%     575,170   5.66 to 6.28        4,829      2.47%   (42.58)% to (43.39)%
      2007                   1.45% to 1.80%     199,236  22.03 to 21.67       4,211      1.68%     18.87% to 18.45%
      2006                   1.45% to 2.10%     196,003  18.54 to 12.00       3,466      0.58%     12.94% to 12.20%
      2005                   1.45% to 1.80%     169,389  16.41 to 12.63       2,662      0.00%      9.27% to 8.89%
      2004                   1.45% to 1.80%     117,009  15.02 to 11.59       1,715      0.00%     12.82% to 12.42%
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class
      2008                   1.40% to 1.40%      17,549   9.65 to 9.65          169      8.59%   (29.72)% to (29.72)%
      2007                   1.40% to 1.40%      25,274  13.73 to 13.73         347      6.49%     13.88% to 13.88%
      2006                   1.40% to 1.40%      23,134  12.06 to 12.06         279      2.81%      5.82% to 5.82%
      2005                   1.40% to 1.40%      26,984  11.40 to 11.40         307      2.79%      2.59% to 2.59%
      2004                   1.40% to 1.40%      28,918  11.11 to 11.11         321      2.59%      3.99% to 3.99%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   VIP Asset Manager(SM) Portfolio -- Service Class 2
      2008                   1.45% to 1.85%      92,591   8.90 to 8.46          797      8.44%   (29.94)% to (30.22)%
      2007                   1.45% to 1.85%      88,970  12.70 to 12.12       1,092      5.68%     13.50% to 13.03%
      2006                   1.45% to 2.10%     105,495  11.19 to 10.68       1,146      2.33%      5.59% to 4.89%
      2005                   1.45% to 2.10%      67,242  10.60 to 10.19         698      0.33%      2.28% to 1.87%
      2004                   1.45% to 1.60%       1,649  10.36 to 10.35          17      0.00%      3.63% to 3.52%
   VIP Balanced Portfolio -- Service Class 2
      2008                   1.45% to 2.55%   1,454,207   7.25 to 6.45       10,172      2.88%   (35.10)% to (35.83)%
      2007                   1.45% to 2.55%     734,604  11.17 to 10.05       8,065      3.79%     10.61% to 0.71%
      2006                   1.45% to 2.45%     108,030  10.43 to 10.36       1,122      0.00%      4.30% to 3.60%
   VIP Contrafund(R) Portfolio -- Initial Class
      2008                   1.40% to 1.40%      92,567  11.35 to 11.35       1,051      0.99%   (43.32)% to (43.32)%
      2007                   1.40% to 1.40%     120,994  20.02 to 20.02       2,423      4.58%     15.94% to 15.94%
      2006                   1.40% to 1.40%     185,766  17.27 to 17.27       3,208      1.28%     10.16% to 10.16%
      2005                   1.40% to 1.40%     216,686  15.68 to 15.68       3,397      0.30%     15.31% to 15.31%
      2004                   1.40% to 1.40%     211,508  13.60 to 13.60       2,876      0.34%     13.86% to 13.86%
   VIP Contrafund(R) Portfolio -- Service Class 2
      2008                   1.45% to 2.25%   1,735,349   9.94 to 6.42       16,224      0.75%   (43.52)% to (43.98)%
      2007                   1.15% to 2.55%   2,178,605   9.80 to 10.97      36,516      6.02%   (34.76)% to 14.76%
      2006                   1.45% to 2.10%   1,669,583  15.22 to 11.89      25,289      1.07%      9.82% to 9.10%
      2005                   1.45% to 1.80%   1,223,385  14.41 to 13.72      17,192      0.10%     14.96% to 14.55%
      2004                   1.45% to 1.80%     518,404  12.55 to 11.96       6,394      0.15%     13.49% to 13.09%
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
      2008                   1.45% to 1.70%      23,216   9.59 to 8.56          217      0.48%   (42.20)% to (42.35)%
      2007                   1.45% to 1.80%      23,726  16.59 to 16.31         390      6.24%      5.17% to 4.80%
      2006                   1.45% to 2.10%      13,774  15.77 to 12.36         216      0.26%     12.17% to 11.43%
      2005                   1.45% to 1.70%      11,160  14.06 to 12.65         157      0.00%     18.93% to 18.63%
      2004                   1.45% to 1.70%         624  11.82 to 10.67           8      0.00%      0.00% to (0.44)%
   VIP Equity-Income Portfolio -- Initial Class
      2008                   1.40% to 1.40%      68,409   8.60 to 8.60          588      2.46%   (43.46)% to (43.46)%
      2007                   1.40% to 1.40%      78,815  15.21 to 15.21       1,199      1.95%      0.10% to 0.10%
      2006                   1.40% to 1.40%     124,294  15.19 to 15.19       1,888      4.53%     18.52% to 18.52%
      2005                   1.40% to 1.40%     172,214  12.82 to 12.82       2,208      2.06%      4.39% to 4.39%
      2004                   1.40% to 1.40%     187,385  12.28 to 12.28       2,301      1.56%      9.97% to 9.97%
   VIP Equity-Income Portfolio -- Service Class 2
      2008                   1.45% to 2.25%     698,722   7.33 to 5.54        5,077      1.55%   (43.64)% to (44.10)%
      2007                   1.15% to 2.55%   1,070,884   9.64 to 9.38       13,459      2.64%   (45.31)% to (9.14)%
      2006                   1.45% to 2.10%     669,782  13.03 to 12.16       8,918      4.24%     18.20% to 17.42%
      2005                   1.45% to 1.85%     651,537  12.49 to 10.36       7,340      1.75%      4.04% to 3.65%
      2004                   1.45% to 1.80%     569,801  12.04 to 10.52       6,164      1.15%      9.62% to 9.23%
   VIP Growth & Income Portfolio -- Initial Class
      2008                   1.40% to 1.40%      25,372   7.88 to 7.88          200      3.52%   (42.52)% to (42.52)%
      2007                   1.40% to 1.40%      41,008  13.71 to 13.71         562      4.94%     10.55% to 10.55%
      2006                   1.40% to 1.40%      74,507  12.40 to 12.40         924      0.96%     11.60% to 11.60%
      2005                   1.40% to 1.40%      96,118  11.11 to 11.11       1,068      1.52%      6.13% to 6.13%
      2004                   1.40% to 1.40%     108,648  10.47 to 10.47       1,138      0.90%      4.31% to 4.31%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   VIP Growth & Income Portfolio -- Service Class 2
      2008                   1.45% to 1.80%     187,975   7.31 to 7.48        1,389       3.00%  (42.74)% to (42.95)%
      2007                   1.45% to 1.80%     278,837  12.76 to 13.12       3,625       4.09%    10.23% to 9.83%
      2006                   1.45% to 2.10%     296,700  11.58 to 11.93       3,505       0.70%    11.22% to 10.49%
      2005                   1.45% to 1.80%     305,237  11.57 to 10.31       3,242       1.22%     5.85% to 5.47%
      2004                   1.45% to 1.80%     260,302  10.96 to 9.76        2,615       0.56%      3.99% to 3.62%
   VIP Growth Opportunities Portfolio -- Initial Class
      2008                   1.40% to 1.40%      24,442   4.88 to 4.88          119       0.38%  (55.65)% to (55.65)%
      2007                   1.40% to 1.40%      30,097  11.00 to 11.00         331       0.00%    21.45% to 21.45%
      2006                   1.40% to 1.40%      46,104   9.06 to 9.06          418       0.74%     3.98% to 3.98%
      2005                   1.40% to 1.40%      60,379   8.71 to 8.71          526       0.93%     7.37% to 7.37%
      2004                   1.40% to 1.40%      69,551   8.11 to 8.11          564       0.56%     5.69% to 5.69%
   VIP Growth Portfolio -- Initial Class
      2008                   1.40% to 1.40%      56,296   7.11 to 7.11          400       0.76%  (47.91)% to (47.91)%
      2007                   1.40% to 1.40%      73,108  13.65 to 13.65         998       0.93%    25.18% to 25.18%
      2006                   1.40% to 1.40%     101,370  10.90 to 10.90       1,105       0.41%     5.36% to 5.36%
      2005                   1.40% to 1.40%     128,725  10.35 to 10.35       1,332       0.51%     4.32% to 4.32%
      2004                   1.40% to 1.40%     150,434   9.92 to 9.92        1,492       0.27%     1.93% to 1.93%
   VIP Growth Portfolio -- Service Class 2
      2008                   1.45% to 2.10%     219,313   5.74 to 6.92        1,322       0.60%  (48.07)% to (48.42)%
      2007                   1.45% to 2.10%     203,223  11.05 to 13.41       2,367       0.46%    24.81% to 23.99%
      2006                   1.45% to 2.10%     221,605   8.85 to 10.82       2,071       0.16%     5.03% to 4.34%
      2005                   1.45% to 1.85%     229,870  11.12 to 8.35        2,037       0.25%     3.98% to 3.61%
      2004                   1.45% to 1.80%     223,397  10.72 to 8.05        1,914       0.11%     1.63% to 1.27%
   VIP Investment Grade Bond Portfolio -- Service Class 2
      2008                   1.45% to 2.25%      46,490   9.62 to 9.49          446       2.31%   (4.86)% to (5.63)%
      2007                   1.15% to 2.55%     347,294  10.09 to 10.04       3,497       0.10%    16.01% to 0.55%
   VIP Mid Cap Portfolio -- Service Class 2
      2008                   1.40% to 2.25%     573,688  14.96 to 6.71        7,308       5.06%  (40.45)% to (40.97)%
      2007                   1.15% to 2.55%     932,561   9.78 to 10.55      18,948       0.60%  (38.24)% to 8.25%
      2006                   1.40% to 2.10%     828,300  22.09 to 12.19      15,885       1.17%    10.84% to 10.05%
      2005                   1.40% to 1.85%     727,992  19.93 to 11.09      12,602       0.00%    16.37% to 10.86%
      2004                   1.40% to 1.80%     389,465  17.13 to 13.15       5,774       0.00%    22.91% to 22.41%
   VIP Overseas Portfolio -- Initial Class
      2008                   1.40% to 1.40%      22,460   9.09 to 9.09          204       4.80%  (44.59)% to (44.59)%
      2007                   1.40% to 1.40%      39,584  16.41 to 16.41         650       3.25%    15.66% to 15.66%
      2006                   1.40% to 1.40%      57,246  14.19 to 14.19         812       1.60%    16.43% to 16.43%
      2005                   1.40% to 1.40%      65,193  12.19 to 12.19         794       1.18%    17.39% to 17.39%
      2004                   1.40% to 1.40%      73,980  10.38 to 10.38         768       1.20%    12.04% to 12.04%
   VIP Value Strategies Portfolio -- Service Class 2
      2008                   1.45% to 1.80%      31,213   6.49 to 6.38          202      15.58%  (51.99)% to (52.17)%
      2007                   1.45% to 1.80%      33,726  13.52 to 13.34         454       6.67%     3.90% to 3.53%
      2006                   1.45% to 2.10%      22,966  13.01 to 11.65         298       1.92%    14.33% to 13.58%
      2005                   1.45% to 1.70%      23,798  11.38 to 11.33         271       0.09%     0.95% to 0.69%
      2004                   1.45% to 1.70%      11,647  11.27 to 11.25         131       0.00%    12.74% to 12.55%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares
      2008                   1.15% to 2.55%  11,580,979   6.86 to 6.60       87,782       6.15%  (30.47)% to (31.45)%
      2007                   1.45% to 2.55%   8,556,750  12.40 to 9.63       97,169       3.41%     3.33% to (5.51)%
      2006                   1.45% to 2.10%   2,999,655  12.13 to 11.29      34,118       2.54%    16.53% to 15.76%
      2005                   1.45% to 2.10%     380,704  10.41 to 9.75        3,812       0.04%     4.07% to (2.48)%
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares
      2008                   1.45% to 1.95%      41,287   9.64 to 6.69          379       3.78%  (35.48)% to (35.81)%
      2007                   1.45% to 1.95%      46,099  14.93 to 10.42         662       0.82%     4.68% to 4.18%
      2006                   1.45% to 1.85%      82,175  14.27 to 10.90       1,037       0.70%     9.29% to 8.85%
      2005                   1.45% to 1.60%      27,455  13.05 to 12.99         358       0.57%   (0.40)% to (0.55)%
      2004                   1.45% to 1.60%      19,546  13.11 to 13.06         255       0.43%     6.37% to 6.21%
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares
      2008                   1.45% to 2.55%   2,297,102   6.27 to 6.17       14,294       2.96%  (36.80)% to (37.51)%
      2007                   1.45% to 2.55%     805,962   9.92 to 9.88        7,970       0.00%   (2.52)% to (3.43)%
   Mutual Shares Securities Fund -- Class 2 Shares
      2008                   1.15% to 2.55%   1,297,225   6.02 to 5.86        9,528       3.12%  (37.83)% to (38.72)%
      2007                   1.45% to 2.20%     371,527  17.38 to 10.99       5,631       2.25%     1.97% to 1.19%
      2006                   1.45% to 1.85%     223,286  17.04 to 12.40       3,155       1.19%    16.67% to 16.20%
      2005                   1.45% to 1.80%      33,351  14.61 to 14.44         485       0.94%     8.96% to 8.57%
      2004                   1.45% to 1.80%      27,794  13.41 to 13.30         371       0.78%    11.00% to 10.61%
   Templeton Foreign Securities Fund -- Class 1 Shares
      2008                   1.40% to 1.40%       4,067   8.99 to 8.99           37       4.00%  (41.07)% to (41.07)%
      2007                   1.40% to 1.40%       5,660  15.26 to 15.26          86       2.39%    14.16% to 14.16%
      2006                   1.40% to 1.40%       9,537  13.37 to 13.37         127       1.46%    20.00% to 20.00%
      2005                   1.40% to 1.40%       3,684  11.14 to 11.14          41       1.40%     8.94% to 8.94%
   Templeton Foreign Securities Fund -- Class 2 Shares
      2008                   1.45% to 2.20%     314,570  12.65 to 7.10        3,021       3.42%  (41.24)% to (41.69)%
      2007                   1.45% to 2.20%     341,692  21.54 to 12.18       5,688       2.13%    13.77% to 12.90%
      2006                   1.45% to 1.85%     190,711  18.93 to 12.96       3,124       1.19%    19.69% to 19.20%
      2005                   1.45% to 1.80%      90,508  15.82 to 15.63       1,424       1.14%     8.58% to 8.19%
      2004                   1.45% to 1.80%      78,991  14.57 to 14.45       1,147       1.06%    16.81% to 16.40%
   Templeton Global Asset Allocation Fund -- Class 2 Shares
      2008                   1.45% to 1.80%      32,853  14.59 to 14.27         477      11.62%  (26.18)% to (26.45)%
      2007                   1.45% to 1.80%      40,256  19.77 to 19.40         792      17.82%     8.41% to 8.02%
      2006                   1.45% to 1.85%      30,427  18.24 to 12.29         553       6.66%    19.36% to 18.88%
      2005                   1.45% to 1.80%      24,283  15.28 to 15.10         370       2.78%     2.06% to 1.70%
      2004                   1.45% to 1.80%       8,402  14.97 to 14.85         125       2.89%    14.04% to 13.64%
   Templeton Global Income Securities Fund -- Class 1 Shares
      2008                   1.40% to 1.40%       3,720  12.46 to 12.46          46       3.84%     4.97% to 4.97%
      2007                   1.40% to 1.40%       7,313  11.87 to 11.87          87       3.59%     9.71% to 9.71%
      2006                   1.40% to 1.40%      16,256  10.82 to 10.82         176       3.20%    11.56% to 11.56%
      2005                   1.40% to 1.40%      22,046   9.70 to 9.70          214       2.36%   (4.27)% to (4.27)%
      2004                   1.40% to 1.40%         395  10.13 to 10.13           4       0.00%     1.28% to 1.28%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Templeton Growth Securities Fund -- Class 2 Shares
      2008                   1.45% to 2.20%     360,804   6.34 to 6.21        2,215       1.58%  (43.16)% to (43.59)%
      2007                   1.45% to 1.80%     185,703  11.15 to 11.08       2,066       1.50%     0.86% to 0.49%
      2006                   1.45% to 2.45%      40,008  11.05 to 10.98         442       0.33%    10.55% to 9.80%
   GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares
      2008                   1.45% to 1.80%     146,011   8.40 to 8.68        1,239       1.25%  (33.91)% to (34.15)%
      2007                   1.45% to 1.80%     163,427  12.70 to 13.19       2,133       1.91%     8.49% to 8.11%
      2006                   1.45% to 2.10%     179,951  11.71 to 11.74       2,167       1.85%    16.15% to 15.38%
      2005                   1.45% to 1.80%     179,238  11.83 to 9.99        1,863       1.29%     2.56% to 2.19%
      2004                   1.45% to 1.80%     162,869  11.56 to 9.76        1,657       1.31%     7.98% to 7.60%
   Income Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     249,065  13.09 to 10.81       2,728       4.77%   (6.44)% to (6.82)%
      2007                   1.40% to 1.80%     317,169  13.99 to 11.60       3,774       5.76%     3.35% to 2.93%
      2006                   1.40% to 2.10%     571,907  13.54 to 10.19       6,423       6.48%     2.92% to 2.18%
      2005                   1.40% to 1.80%     347,018  13.15 to 10.21       3,986       4.97%     0.61% to 0.21%
      2004                   1.40% to 1.80%     361,702  13.07 to 10.18       4,152       5.88%     1.97% to 1.56%
   International Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.40%      11,387   8.88 to 8.88          101       6.12%  (46.60)% to (46.60)%
      2007                   1.40% to 1.40%      13,233  16.63 to 16.63         220       1.73%    21.25% to 21.25%
      2006                   1.40% to 1.40%      14,355  13.72 to 13.72         197       1.10%    22.95% to 22.95%
      2005                   1.40% to 1.40%      15,925  11.16 to 11.16         178       1.03%    16.55% to 16.55%
      2004                   1.40% to 1.40%      22,411   9.57 to 9.57          215       1.06%    14.23% to 14.23%
   Mid-Cap Equity Fund -- Class 1 Shares
      2008                   1.40% to 2.25%     244,140  12.11 to 6.70        2,304       0.22%  (38.69)% to (39.22)%
      2007                   1.15% to 2.55%     475,563   9.75 to 10.21       6,953       2.22%  (43.45)% to 3.13%
      2006                   1.40% to 2.10%     376,443  17.79 to 11.12       5,515       1.52%     6.89% to 6.13%
      2005                   1.40% to 1.85%     406,786  16.64 to 10.49       5,654       2.60%    10.18% to 4.91%
      2004                   1.40% to 1.80%     386,807  15.11 to 11.91       4,924       1.12%    14.40% to 13.94%
   Money Market Fund
      2008                   1.40% to 2.45%  15,776,834  12.19 to 10.37      30,509       1.71%     0.81% to (0.26)%
      2007                   1.40% to 2.20%   7,478,410  12.09 to 10.44      11,295       4.78%     3.45% to 2.60%
      2006                   1.40% to 2.10%   6,001,548  11.69 to 10.30       9,298       4.54%     3.17% to 2.43%
      2005                   1.40% to 1.85%   4,481,391  11.33 to 0.99        6,895       2.76%      1.37% to 0.69%
      2004                   1.40% to 1.80%   3,989,644  11.18 to 0.98        6,254       1.00%    (0.46)% to (0.86)%
   Premier Growth Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     123,394   6.38 to 6.92          863       0.41%  (37.55)% to (37.80)%
      2007                   1.40% to 1.80%     163,769  10.21 to 11.13       1,819       0.42%     3.86% to 3.43%
      2006                   1.40% to 2.10%     240,727   9.83 to 10.72       2,512       0.41%     7.55% to 6.78%
      2005                   1.40% to 1.80%     293,875  11.13 to 9.14        2,829       0.37%    (0.12)% to (0.53)%
      2004                   1.40% to 1.80%     308,207  11.17 to 9.15        2,920       0.65%      5.53% to 5.11%
   Real Estate Securities Fund -- Class 1 Shares
      2008                   1.15% to 2.55%     419,691   5.70 to 5.06        3,530       6.22%  (36.77)% to (37.67)%
      2007                   1.40% to 1.80%     184,849  26.60 to 19.42       3,739       6.36%  (16.06)% to (16.40)%
      2006                   1.40% to 2.10%     197,475  31.69 to 13.26       4,802       2.92%    31.17% to 30.24%
      2005                   1.40% to 1.80%     191,031  24.16 to 14.85       3,569       6.63%    10.22% to 9.78%
      2004                   1.40% to 1.80%     137,678  21.92 to 13.51       2,430       6.94%    30.51% to 29.99%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   S&P 500(R) Index Fund
      2008                   1.40% to 2.25%   1,958,296   7.78 to 6.29       14,564       1.58%  (38.28)% to (38.82)%
      2007                   1.15% to 2.55%   3,517,982   9.69 to 9.82       42,063       1.73%  (53.88)% to (2.71)%
      2006                   1.40% to 2.10%   3,485,365  12.17 to 11.52      40,507       1.68%    13.82% to 13.01%
      2005                   1.40% to 1.80%   3,620,472  11.98 to 9.85       37,084       1.73%     3.05% to 2.63%
      2004                   1.40% to 1.80%   3,112,538  11.66 to 9.58       31,124       2.03%     8.91% to 8.47%
   Small-Cap Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     268,919  10.92 to 8.53        2,451       0.41%  (38.47)% to (38.72)%
      2007                   1.40% to 1.85%     400,457  17.74 to 11.34       5,981       3.04%     0.95% to 0.48%
      2006                   1.40% to 2.10%     427,366  17.58 to 11.25       6,337       0.78%    11.69% to 10.89%
      2005                   1.40% to 1.80%     412,644  15.74 to 12.45       5,519       1.09%     8.00% to 7.57%
      2004                   1.40% to 1.80%     380,119  14.57 to 11.57       4,710       5.83%    13.53% to 13.08%
   Total Return Fund -- Class 1 Shares
      2008                   1.40% to 2.10%   1,880,860  11.43 to 8.65       18,765       1.80%  (30.28)% to (30.77)%
      2007                   1.40% to 2.10%   2,365,482  16.40 to 12.50      34,267       2.44%    10.11% to 9.32%
      2006                   1.40% to 2.10%   2,336,793  14.89 to 11.44      30,823       1.96%    12.16% to 11.37%
      2005                   1.40% to 2.10%   1,810,784  13.28 to 10.27      21,850       2.28%     2.80% to 1.81%
      2004                   1.40% to 1.80%     728,066  12.99 to 11.21       8,902       2.48%    10.33% to 6.24%
   Total Return Fund -- Class 3 Shares
      2008                   1.45% to 2.55%  12,950,121   8.13 to 7.17       98,633       2.24%  (30.39)% to (31.17)%
      2007                   1.40% to 2.55%   8,909,381  11.67 to 10.42     101,761       3.58%     9.89% to 6.37%
      2006                   1.40% to 2.45%   2,539,286  10.62 to 10.55      26,848       4.45%     6.24% to 5.49%
   U.S. Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     130,897   8.90 to 7.64          990       1.74%  (36.95)% to (37.21)%
      2007                   1.40% to 1.80%     143,327  14.11 to 12.17       1,768       0.81%     6.49% to 6.06%
      2006                   1.40% to 2.10%     237,436  13.25 to 11.47       2,860       1.37%    14.50% to 13.69%
      2005                   1.40% to 1.80%     283,750  11.57 to 9.53        3,031       1.08%     1.08% to 0.67%
      2004                   1.40% to 1.80%     340,993  11.45 to 9.46        3,690       1.35%     6.65% to 6.22%
   Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund
      2008                   1.70% to 1.70%       1,352   6.43 to 6.43            9       0.00%  (75.52)% to (75.52)%
   Genworth Columbia Mid Cap Value Fund
      2008                   1.15% to 2.55%     383,490   6.58 to 6.55        2,519       0.73%  (73.59)% to (73.96)%
   Genworth Davis NY Venture Fund
      2008                   1.45% to 1.70%      35,816   7.02 to 7.01          251       0.27%  (67.57)% to (67.65)%
   Genworth Eaton Vance Large Cap Value Fund
      2008                   1.15% to 2.55%     904,145   7.60 to 7.57        6,859       0.61%  (58.22)% to (58.81)%
   Genworth Legg Mason Partners Aggressive Growth Fund
      2008                   1.15% to 2.55%   1,073,627   7.48 to 7.44        8,009       0.07%  (60.39)% to (60.95)%
   Genworth PIMCO StockPLUS Fund
      2008                   1.15% to 2.55%   1,487,679   7.25 to 7.21       10,759       4.68%  (64.12)% to (64.63)%
   Genworth Putnam International Capital Opportunities Fund
      2008                   1.15% to 2.55%     422,230   6.88 to 6.85        2,901       0.00%  (69.53)% to (69.95)%
   Genworth Thornburg International Value Fund
      2008                   1.15% to 2.55%     331,749   7.66 to 7.62        2,534       0.46%  (57.28)% to (57.88)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Genworth Western Asset Management Core Plus Fixed Income Fund
      2008                   1.15% to 2.55%     622,817  10.59 to 10.55       6,585      0.90%     20.16% to 18.48%
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund
      2008                   1.40% to 1.40%       9,686   8.37 to 8.37           81      1.77%   (35.44)% to (35.44)%
      2007                   1.40% to 1.40%      15,174  12.97 to 12.97         197      2.81%      0.07% to 0.07%
      2006                   1.40% to 1.40%      25,952  12.96 to 12.96         336      1.42%     20.92% to 20.92%
      2005                   1.40% to 1.40%      48,438  10.72 to 10.72         519      1.67%      2.48% to 2.48%
      2004                   1.40% to 1.40%      47,728  10.46 to 10.46         499      1.57%     17.13% to 17.13%
   Goldman Sachs Mid Cap Value Fund
      2008                   1.40% to 2.10%      70,748  15.95 to 7.26          744      0.89%   (37.94)% to (38.38)%
      2007                   1.40% to 2.10%      91,608  25.69 to 11.78       1,694      2.96%      1.75% to 1.02%
      2006                   1.40% to 2.10%     121,653  25.25 to 11.66       2,488      2.89%     14.54% to 13.73%
      2005                   1.40% to 1.85%     118,616  22.04 to 10.27       2,311      3.15%     13.89% to 2.67%
      2004                   1.40% to 1.40%      95,801  19.81 to 19.81       1,898      4.39%     24.12% to 24.12%
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio
      2008                   1.45% to 1.85%     142,267   9.21 to 8.39        1,298      9.11%   (17.17)% to (17.51)%
      2007                   1.45% to 1.85%     178,732  11.12 to 10.17       1,972      6.89%    (0.15)% to (0.56)%
      2006                   1.45% to 1.85%     178,097  11.13 to 10.23       1,970      4.13%      2.63% to 2.22%
      2005                   1.45% to 1.80%     174,160  10.85 to 10.72       1,880      4.36%      1.32% to 0.97%
      2004                   1.45% to 1.80%     119,093  10.71 to 10.62       1,271      3.39%      2.78% to 2.41%
   JPMorgan International Equity Portfolio
      2008                   1.45% to 1.85%      11,494  12.28 to 8.21          139      2.04%   (42.21)% to (42.44)%
      2007                   1.45% to 1.85%      24,636  21.25 to 14.27         519      0.94%      7.74% to 7.30%
      2006                   1.45% to 1.85%      18,670  19.73 to 13.29         365      0.75%     20.27% to 19.79%
      2005                   1.45% to 1.80%      10,475  16.40 to 16.21         171      0.72%      9.09% to 8.71%
      2004                   1.60% to 1.80%       6,873  14.98 to 14.91         102      0.48%     16.48% to 16.24%
   JPMorgan Mid Cap Value Portfolio
      2008                   1.45% to 1.85%     124,037  12.76 to 7.62        1,562      1.48%   (34.18)% to (34.45)%
      2007                   1.45% to 1.85%     181,666  19.38 to 11.62       3,485      2.35%      0.96% to 0.55%
      2006                   1.45% to 1.85%     189,170  19.20 to 11.55       3,600      1.75%     15.15% to 14.68%
      2005                   1.45% to 1.80%     186,166  16.67 to 16.48       3,090      0.96%      7.63% to 7.25%
      2004                   1.45% to 1.80%     141,948  15.49 to 15.36       2,191      0.56%     19.30% to 18.88%
   JPMorgan Small Company Portfolio
      2008                   1.45% to 1.80%      20,186  11.62 to 11.36         232      2.34%   (32.97)% to (33.21)%
      2007                   1.45% to 1.80%      23,380  17.34 to 17.01         402      0.51%    (7.04)% to (7.38)%
      2006                   1.45% to 1.85%      25,985  18.65 to 11.24         482      0.78%     13.34% to 12.88%
      2005                   1.45% to 1.80%      27,264  16.45 to 16.26         446      0.00%      1.92% to 1.56%
      2004                   1.45% to 1.80%      22,184  16.14 to 16.01         358      0.00%     25.33% to 24.88%
   JPMorgan U.S. Large Cap Core Equity Portfolio
      2008                   1.45% to 1.80%       9,531  10.00 to 9.78           94      1.33%   (34.94)% to (35.17)%
      2007                   1.45% to 1.80%      12,487  15.38 to 15.09         190      1.08%      0.18% to (0.18)%
      2006                   1.45% to 1.85%      12,949  15.35 to 11.50         197      1.01%     14.89% to 14.42%
      2005                   1.45% to 1.80%      13,739  13.36 to 13.21         182      1.17%    (0.12)% to (0.47)%
      2004                   1.45% to 1.80%      12,717  13.38 to 13.27         169      0.83%      7.90% to 0.00%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%     112,505  14.78 to 14.78       1,663      2.62%   (17.02)% to (17.02)%
      2007                   1.40% to 1.40%     141,408  17.81 to 17.81       2,518      2.47%      8.98% to 8.98%
      2006                   1.40% to 1.40%     193,839  16.34 to 16.34       3,168      1.99%      9.17% to 9.17%
      2005                   1.40% to 1.40%     280,281  14.97 to 14.97       4,195      2.20%      6.45% to 6.45%
      2004                   1.40% to 1.40%     349,565  14.06 to 14.06       4,916      2.20%      7.01% to 7.01%
   Balanced Portfolio -- Service Shares
      2008                   1.45% to 2.55%     906,647  11.10 to 8.43        8,891      2.53%   (17.28)% to (18.20)%
      2007                   1.45% to 2.55%     731,461  13.41 to 10.30       9,276      2.34%      8.68% to 4.51%
      2006                   1.45% to 2.10%     535,990  12.34 to 11.22       6,602      1.97%      8.82% to 8.10%
      2005                   1.45% to 2.10%     514,022  11.66 to 10.38       5,855      2.07%      6.10% to 3.81%
      2004                   1.45% to 1.80%     526,294  11.02 to 10.61       5,668      2.34%      6.72% to 6.34%
   Flexible Bond Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      10,265  15.24 to 15.24         156      4.03%      4.54% to 4.54%
      2007                   1.40% to 1.40%      15,368  14.57 to 14.57         224      4.56%      5.53% to 5.53%
      2006                   1.40% to 1.40%      22,072  13.81 to 13.81         305      4.71%      2.76% to 2.76%
      2005                   1.40% to 1.40%      27,043  13.44 to 13.44         363      5.40%      0.58% to 0.58%
      2004                   1.40% to 1.40%      29,300  13.36 to 13.36         391      5.70%      2.51% to 2.51%
   Forty Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      98,316  12.09 to 12.09       1,189      0.13%   (44.94)% to (44.94)%
      2007                   1.40% to 1.40%     132,400  21.96 to 21.96       2,908      0.32%     35.07% to 35.07%
      2006                   1.40% to 1.40%     187,346  16.26 to 16.26       3,047      0.33%      7.82% to 7.82%
      2005                   1.40% to 1.40%     253,827  15.08 to 15.08       3,828      0.21%     11.27% to 11.27%
      2004                   1.40% to 1.40%     283,037  13.55 to 13.55       3,836      0.25%     16.57% to 16.57%
   Forty Portfolio -- Service Shares
      2008                   1.15% to 2.55%   1,321,204   5.47 to 6.81        9,157      0.01%   (44.95)% to (45.73)%
      2007                   1.15% to 2.55%     394,414   9.93 to 12.56       5,860      0.21%   (12.17)% to 40.38%
      2006                   1.45% to 2.10%     162,268  11.68 to 11.15       1,844      0.20%      7.54% to 6.83%
      2005                   1.45% to 1.80%      56,708  12.82 to 10.76         627      0.01%     10.93% to 10.54%
      2004                   1.45% to 1.80%      50,273  11.58 to 9.72          504      0.03%     16.26% to 15.85%
   Global Life Sciences Portfolio -- Service Shares
      2008                   1.45% to 1.65%       7,321   9.64 to 9.49           72      0.00%   (30.05)% to (30.19)%
      2007                   1.45% to 1.80%       8,927  13.78 to 14.50         126      0.00%     19.93% to 19.50%
      2006                   1.45% to 1.80%      14,199  11.49 to 12.13         166      0.00%      4.80% to 4.42%
      2005                   1.45% to 1.80%      15,363  11.71 to 10.86         171      0.00%     10.70% to 10.31%
      2004                   1.45% to 1.80%      15,691  10.59 to 9.83          158      0.00%     12.57% to 12.17%
   Global Technology Portfolio -- Service Shares
      2008                   1.45% to 1.80%       1,885   5.11 to 6.45           11      0.10%   (44.79)% to (44.98)%
      2007                   1.45% to 1.80%       4,628   9.26 to 11.72          53      0.29%     19.92% to 19.50%
      2006                   1.45% to 1.80%       7,179   7.72 to 9.81           67      0.00%      6.27% to 5.89%
      2005                   1.45% to 1.80%       8,241   9.33 to 7.20           72      0.00%      9.94% to 9.55%
      2004                   1.45% to 1.80%      10,494   8.50 to 6.56           83      0.00%    (0.89)% to (1.24)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   International Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      44,047  13.56 to 13.56         597      2.66%   (52.79)% to (52.79)%
      2007                   1.40% to 1.40%      56,741  28.72 to 28.72       1,630      0.58%     26.51% to 26.51%
      2006                   1.40% to 1.40%      80,323  22.70 to 22.70       1,823      1.86%     44.97% to 44.97%
      2005                   1.40% to 1.40%     113,239  15.66 to 15.66       1,773      1.20%     30.45% to 30.45%
      2004                   1.40% to 1.40%     124,062  12.00 to 12.00       1,489      0.91%     17.28% to 17.28%
   International Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      50,271  10.83 to 12.40         583      2.71%   (52.92)% to (53.09)%
      2007                   1.45% to 1.80%      56,739  23.01 to 26.44       1,410      0.45%     26.15% to 25.70%
      2006                   1.45% to 2.10%      61,529  18.24 to 17.84       1,214      1.85%     44.51% to 43.56%
      2005                   1.45% to 1.80%      71,241  16.64 to 12.50         975      1.08%     30.03% to 29.57%
      2004                   1.45% to 1.80%      78,224  12.83 to 9.64          825      0.93%     16.97% to 16.55%
   Large Cap Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      77,540   7.32 to 7.32          568      0.71%   (40.57)% to (40.57)%
      2007                   1.40% to 1.40%      99,462  12.32 to 12.32       1,225      0.67%     13.47% to 13.47%
      2006                   1.40% to 1.40%     157,207  10.85 to 10.85       1,706      0.46%      9.82% to 9.82%
      2005                   1.40% to 1.40%     202,244   9.88 to 9.88        1,999      0.34%      2.83% to 2.83%
      2004                   1.40% to 1.40%     221,060   9.61 to 9.61        2,125      0.14%      3.05% to 3.05%
   Large Cap Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      19,519   5.87 to 6.93          121      0.57%   (40.74)% to (40.95)%
      2007                   1.45% to 1.80%      30,330   9.90 to 11.73         322      0.52%     13.12% to 12.72%
      2006                   1.45% to 1.80%      36,152   8.75 to 10.41         325      0.27%      9.53% to 9.14%
      2005                   1.45% to 1.80%      40,342   9.61 to 7.92          335      0.13%      2.51% to 2.15%
      2004                   1.45% to 1.80%      44,074   9.39 to 7.74          361      0.00%      2.69% to 2.33%
   Mid Cap Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      90,364   9.61 to 9.61          868      0.23%   (44.51)% to (44.51)%
      2007                   1.40% to 1.40%     118,780  17.31 to 17.31       2,056      0.19%     20.33% to 20.33%
      2006                   1.40% to 1.40%     178,962  14.39 to 14.39       2,575      0.00%     12.03% to 12.03%
      2005                   1.40% to 1.40%     254,013  12.84 to 12.84       3,262      0.00%     10.74% to 10.74%
      2004                   1.40% to 1.40%     283,191  11.60 to 11.60       3,284      0.00%     19.06% to 19.06%
   Mid Cap Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      14,419   7.19 to 9.76          116      0.06%   (44.67)% to (44.87)%
      2007                   1.45% to 1.80%      18,858  13.00 to 17.71         274      0.06%     19.97% to 19.54%
      2006                   1.45% to 1.80%      30,009  10.84 to 14.82         355      0.00%     11.67% to 11.27%
      2005                   1.45% to 1.80%      31,390  13.42 to 9.62          335      0.00%     10.41% to 10.02%
      2004                   1.45% to 1.80%      41,831  12.17 to 8.73          394      0.00%     18.73% to 18.31%
   Worldwide Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      98,551   6.81 to 6.81          671      1.16%   (45.44)% to (45.44)%
      2007                   1.40% to 1.40%     121,252  12.48 to 12.48       1,513      0.72%      8.09% to 8.09%
      2006                   1.40% to 1.40%     153,878  11.54 to 11.54       1,776      1.71%     16.56% to 16.56%
      2005                   1.40% to 1.40%     195,583   9.90 to 9.90        1,937      1.37%      4.39% to 4.39%
      2004                   1.40% to 1.40%     214,028   9.49 to 9.49        2,030      1.02%      3.31% to 3.31%

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
                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Worldwide Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      38,607   5.56 to 6.38          233      0.97%   (45.61)% to (45.80)%
      2007                   1.45% to 1.80%      50,040  10.23 to 11.78         552      0.53%      7.77% to 7.38%
      2006                   1.45% to 1.80%      62,163   9.49 to 10.97         634      1.59%     16.23% to 15.82%
      2005                   1.45% to 1.80%      81,215   9.54 to 8.09          722      1.26%      4.04% to 3.67%
      2004                   1.45% to 1.80%      79,183   9.19 to 7.79          675      0.89%      3.01% to 2.65%
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Balanced Portfolio -- Class 1
      2008                   1.60% to 1.60%       1,806   8.32 to 8.32           15      8.01%   (25.52)% to (25.52)%
      2007                   1.45% to 1.60%       4,232  11.21 to 11.18          47      1.27%      4.59% to 4.43%
      2006                   1.45% to 2.20%         733  10.71 to 10.66           8      0.00%      7.14% to 6.59%
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
      2008                   1.45% to 2.20%     146,151  10.92 to 10.70       1,569      4.96%    (0.16)% to (0.92)%
      2007                   1.45% to 2.20%     144,682  10.94 to 10.80       1,553      4.62%      3.96% to 4.76%
      2006                   1.45% to 2.20%      84,908  10.44 to 10.39         883      0.00%      4.40% to 3.87%
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
      2008                   1.45% to 2.20%     112,817   7.70 to 7.54          830      6.33%   (35.75)% to (36.24)%
      2007                   1.45% to 2.20%      65,693  11.98 to 11.83         762      0.13%      8.84% to 8.01%
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1
      2008                   1.45% to 2.20%      47,955   6.40 to 6.27          304      0.97%   (44.60)% to (45.03)%
      2007                   1.45% to 1.80%       3,588  11.56 to 11.49          41      1.80%     15.53% to 15.12%
      2006                   1.45% to 2.20%         229  10.00 to 9.95            2      0.00%      0.02% to (0.48)%
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
      2008                   1.45% to 2.20%      88,352   6.97 to 6.83          589      1.85%   (38.12)% to (38.59)%
      2007                   1.45% to 2.20%      49,360  11.26 to 11.12         539      0.10%      3.56% to 2.77%
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1
      2008                   1.45% to 2.20%      87,934  12.00 to 11.75       1,029      5.23%      8.43% to 7.61%
      2007                   1.45% to 2.20%     126,899  11.06 to 10.92       1,374      5.15%      5.92% to 5.11%
      2006                   1.45% to 2.20%      82,767  10.44 to 10.39         861      0.00%      4.44% to 3.92%
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
      2008                   1.45% to 2.20%     109,254   6.73 to 6.60          721      0.93%   (40.10)% to (40.56)%
      2007                   1.45% to 2.20%      78,091  11.24 to 11.10         866      0.00%      9.92% to 9.08%
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1
      2008                   1.45% to 2.20%      55,839   6.28 to 6.16          344      1.61%   (39.70)% to (40.16)%
      2007                   1.45% to 2.20%      78,269  10.42 to 10.29         805      0.28%      1.37% to 0.59%
      2006                   1.45% to 2.20%       6,621  10.28 to 10.23          68      0.00%      2.79% to 2.27%
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II
      2008                   1.45% to 2.10%      74,915   9.21 to 6.66          648      0.00%   (41.44)% to (41.83)%
      2007                   1.45% to 2.10%      83,475  15.72 to 11.44       1,221      0.00%    (1.10)% to (1.75)%
      2006                   1.45% to 2.10%      81,172  15.90 to 11.65       1,200      0.00%      9.14% to 8.43%
      2005                   1.45% to 1.80%      27,586  14.57 to 12.46         396      0.00%      8.06% to 7.68%
      2004                   1.45% to 1.80%      15,176  13.48 to 11.56         203      0.00%      7.21% to 6.83%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I
      2008                   1.40% to 1.40%       8,134   6.42 to 6.42          52       2.48%   (35.93)% to (35.93)%
      2007                   1.40% to 1.40%      10,652  10.02 to 10.02        107       4.18%      0.27% to 0.27%
      2006                   1.40% to 1.40%       9,139  13.49 to 13.49        123       1.84%     10.99% to 10.99%
      2005                   1.40% to 1.40%      12,380  12.15 to 12.15        150       2.19%      1.88% to 1.88%
      2004                   1.40% to 1.40%      11,632  11.93 to 11.93        139       2.20%      7.21% to 7.21%
   Legg Mason Partners Variable Capital and Income Portfolio -- Class II
      2008                   1.60% to 2.30%      78,379   6.39 to 6.32         498       2.61%   (36.00)% to (36.46)%
      2007                   1.45% to 2.30%      82,775  10.00 to 9.94         825       4.38%      0.02% to (0.84)%
      2006                   1.45% to 2.10%      45,209  11.69 to 11.16        502       3.43%     10.63% to 9.91%
      2005                   1.85% to 2.10%       6,313  10.17 to 10.15         64       2.96%      1.65% to 1.54%
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
      2008                   1.45% to 1.85%      55,862   5.94 to 5.90         331       1.65%   (37.50)% to (37.75)%
      2007                   1.45% to 1.85%      63,837   9.50 to 9.48         606       1.66%    (7.21)% to (7.59)%
      2006                   1.45% to 2.10%      38,949  16.36 to 11.86        596       1.39%     16.17% to 15.41%
      2005                   1.45% to 1.85%      36,647  14.08 to 10.28        476       0.77%      2.85% to 1.96%
      2004                   1.45% to 1.70%      22,865  13.77 to 11.41        299       0.31%      6.51% to 6.24%
   Legg Mason Partners Variable Investors Portfolio -- Class I
      2008                   1.40% to 1.40%       4,274   9.64 to 9.64          41       1.31%   (36.53)% to (36.53)%
      2007                   1.40% to 1.40%       4,876  15.19 to 15.19         74       0.59%      2.44% to 2.44%
      2006                   1.40% to 1.40%      15,149  14.83 to 14.83        225       1.59%     16.61% to 16.61%
      2005                   1.40% to 1.40%      17,059  12.72 to 12.72        217       1.20%      5.04% to 5.04%
      2004                   1.40% to 1.40%      17,775  12.11 to 12.11        215       1.43%      8.83% to 8.83%
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I
      2008                   1.40% to 1.40%       5,157  12.09 to 12.09         62       6.24%   (18.19)% to (18.19)%
      2007                   1.40% to 1.40%       5,447  14.78 to 14.78         81       2.86%      0.56% to 0.56%
      2006                   1.40% to 1.40%      13,982  14.70 to 14.70        206       4.86%      3.56% to 3.56%
      2005                   1.40% to 1.40%      22,548  14.20 to 14.20        320       6.17%      1.04% to 1.04%
      2004                   1.40% to 1.40%      21,371  14.05 to 14.05        300       4.63%      5.15% to 5.15%
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares
      2008                   1.45% to 1.85%     179,791   5.93 to 7.27       1,163       0.32%   (37.90)% to (38.15)%
      2007                   1.45% to 1.85%     246,821   9.54 to 11.75      2,531       0.08%      9.41% to 8.96%
      2006                   1.45% to 2.10%     267,531   8.72 to 10.75      2,506       0.00%      5.75% to 5.06%
      2005                   1.45% to 1.85%     268,191  11.54 to 8.17       2,395       0.14%      2.72% to 2.36%
      2004                   1.45% to 1.80%     237,223  11.26 to 7.97       2,076       0.00%      7.40% to 7.02%
   MFS(R) Investors Trust Series -- Service Class Shares
      2008                   1.45% to 1.80%     187,475   7.68 to 8.26       1,510       0.90%   (34.22)% to (34.46)%
      2007                   1.45% to 1.80%     316,313  11.68 to 12.61      3,859       0.59%      8.43% to 8.04%
      2006                   1.45% to 2.10%     331,356  10.77 to 11.48      3,735       0.27%     11.06% to 10.33%
      2005                   1.45% to 1.80%     375,666  12.27 to 9.61       3,829       0.29%      5.48% to 5.10%
      2004                   1.45% to 1.80%     272,593  11.66 to 9.13       2,679       0.37%      9.51% to 9.13%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   MFS(R) New Discovery Series -- Service Class Shares
      2008                   1.45% to 1.85%      91,281   6.21 to 6.93         581       5.35%   (40.40)% to (40.64)%
      2007                   1.40% to 1.85%     101,786  15.51 to 11.67      1,087       2.33%      0.81% to 0.35%
      2006                   1.40% to 2.10%     111,171  15.39 to 11.59      1,184       0.00%     11.36% to 10.56%
      2005                   1.40% to 1.80%     106,441  13.82 to 9.21       1,023       0.00%      3.57% to 3.15%
      2004                   1.40% to 1.80%     107,420  13.34 to 8.91       1,000       0.00%      4.72% to 4.30%
   MFS(R) Strategic Income Series -- Service Class Shares
      2008                   1.45% to 2.20%      78,510  10.94 to 9.01         802       4.84%   (13.54)% to (14.20)%
      2007                   1.45% to 1.80%      62,597  12.65 to 12.42        788       4.61%      1.91% to 1.55%
      2006                   1.45% to 1.85%      57,222  12.42 to 10.41        707       5.32%      4.85% to 4.43%
      2005                   1.45% to 1.80%      47,786  11.84 to 11.70        564       5.25%      0.15% to (0.20)%
      2004                   1.45% to 1.80%      20,000  11.82 to 11.73        236       4.11%      5.98% to 5.61%
   MFS(R) Total Return Series -- Service Class Shares
      2008                   1.45% to 2.55%   1,149,310  10.94 to 7.37       9,874       3.72%   (23.45)% to (24.30)%
      2007                   1.45% to 2.55%   1,147,271  14.29 to 9.73      13,201       2.17%      2.42% to (4.04)%
      2006                   1.45% to 2.10%     663,906  13.95 to 10.95      7,790       2.57%     10.01% to 9.29%
      2005                   1.45% to 2.10%     364,230  12.68 to 10.02      3,960       1.60%      3.13% to 0.22%
      2004                   1.45% to 1.80%      53,407  12.54 to 12.44        668       0.99%      9.42% to 9.03%
   MFS(R) Utilities Series -- Service Class Shares
      2008                   1.45% to 1.80%     228,437  11.74 to 15.24      2,785       6.66%   (38.71)% to (38.93)%
      2007                   1.45% to 1.80%     248,119  19.15 to 24.96      5,436       3.36%     25.70% to 25.25%
      2006                   1.45% to 2.10%     228,573  15.24 to 13.56      4,011       1.75%     29.07% to 28.22%
      2005                   1.45% to 1.80%     148,613  15.97 to 11.69      2,009       0.46%     14.89% to 14.48%
      2004                   1.45% to 1.80%     108,178  13.93 to 10.20      1,254       1.14%     27.96% to 27.51%
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA
      2008                   1.40% to 1.40%      29,034   8.76 to 8.76         254       5.54%   (44.27)% to (44.27)%
      2007                   1.40% to 1.40%      47,193  15.72 to 15.72        742       2.92%      2.33% to 2.33%
      2006                   1.40% to 1.40%      60,908  15.37 to 15.37        936       2.69%      9.60% to 9.60%
      2005                   1.40% to 1.40%      63,804  14.02 to 14.02        895       1.75%      2.44% to 2.44%
      2004                   1.40% to 1.40%      65,972  13.69 to 13.69        903       1.04%      8.56% to 8.56%
   Oppenheimer Balanced Fund/VA -- Service Shares
      2008                   1.45% to 2.55%     824,920   6.93 to 5.33       5,011       3.48%   (44.43)% to (45.06)%
      2007                   1.45% to 2.55%     608,007  12.46 to 9.69       6,923       1.80%      2.94% to (4.56)%
      2006                   1.45% to 2.10%     289,515  12.22 to 10.88      3,362       1.92%      9.25% to 8.54%
      2005                   1.45% to 2.10%     116,613  11.19 to 10.02      1,277       1.12%      2.17% to 0.23%
      2004                   1.45% to 1.80%      21,182  10.95 to 10.92        231       0.00%      9.49% to 9.23%
   Oppenheimer Capital Appreciation Fund/VA
      2008                   1.40% to 1.40%      26,619   8.12 to 8.12         216       0.17%   (46.28)% to (46.28)%
      2007                   1.40% to 1.40%      42,425  15.11 to 15.11        641       0.27%     12.54% to 12.54%
      2006                   1.40% to 1.40%      76,363  13.43 to 13.43      1,025       0.40%      6.44% to 6.44%
      2005                   1.40% to 1.40%      95,109  12.61 to 12.61      1,200       0.92%      3.63% to 3.63%
      2004                   1.40% to 1.40%     103,013  12.17 to 12.17      1,254       0.34%      5.44% to 5.44%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
      2008                   1.45% to 1.95%     303,554   8.84 to 5.95       2,570       0.00%   (46.45)% to (46.72)%
      2007                   1.45% to 1.95%     326,014  16.51 to 11.16      5,279       0.01%     12.20% to 11.63%
      2006                   1.45% to 2.10%     368,738  14.71 to 10.93      5,251       0.19%      6.12% to 5.43%
      2005                   1.45% to 1.80%     360,762  13.86 to 11.56      4,932       0.68%      3.35% to 2.98%
      2004                   1.45% to 1.80%     293,809  13.41 to 11.21      3,891       0.15%      5.07% to 0.00%
   Oppenheimer Core Bond Fund/VA
      2008                   1.40% to 1.40%      52,853   8.42 to 8.42         445       5.10%   (39.90)% to (39.90)%
      2007                   1.40% to 1.40%      71,932  14.01 to 14.01      1,008       5.57%      2.92% to 2.92%
      2006                   1.40% to 1.40%     102,146  13.62 to 13.62      1,391       5.64%      3.81% to 3.81%
      2005                   1.40% to 1.40%     124,512  13.12 to 13.12      1,633       5.23%      1.16% to 1.16%
      2004                   1.40% to 1.40%     148,287  12.97 to 12.97      1,923       4.71%      4.01% to 4.01%
   Oppenheimer Global Securities Fund/VA -- Service Shares
      2008                   1.15% to 2.55%   1,235,706   5.72 to 5.72       9,627       1.20%   (41.02)% to (41.86)%
      2007                   1.45% to 1.80%     660,568  16.13 to 16.47     10,803       1.45%      4.53% to 4.16%
      2006                   1.45% to 2.10%     563,742  15.43 to 12.69      8,844       0.75%     15.67% to 14.91%
      2005                   1.45% to 1.80%     408,142  14.28 to 13.22      5,554       0.77%     12.41% to 12.01%
      2004                   1.45% to 1.80%     278,346  12.74 to 11.78      3,373       1.04%     17.16% to 16.74%
   Oppenheimer High Income Fund/VA
      2008                   1.40% to 1.40%      16,522   2.64 to 2.64          44       7.72%   (78.97)% to (78.97)%
      2007                   1.40% to 1.40%      17,149  12.54 to 12.54        215       9.03%    (1.51)% to (1.51)%
      2006                   1.40% to 1.40%      38,076  12.74 to 12.74        485       7.53%      7.90% to 7.90%
      2005                   1.40% to 1.40%      44,334  11.80 to 11.80        523       6.61%      0.89% to 0.89%
      2004                   1.40% to 1.40%      51,734  11.70 to 11.70        605       6.62%      7.44% to 7.44%
   Oppenheimer Main Street Fund/VA -- Service Shares
      2008                   1.15% to 2.55%   2,084,950   5.88 to 5.83      13,772       1.49%   (39.33)% to (40.19)%
      2007                   1.45% to 1.95%     780,090  11.92 to 10.23      9,579       0.84%      2.63% to 2.30%
      2006                   1.45% to 2.10%   1,041,036  11.61 to 11.56     12,274       0.90%     13.10% to 12.35%
      2005                   1.45% to 1.80%     782,619  11.86 to 10.17      8,335       1.18%      4.21% to 3.84%
      2004                   1.45% to 1.80%     745,279  11.41 to 9.78       7,647       0.67%      7.56% to 7.18%
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
      2008                   1.15% to 2.55%     565,616   5.90 to 5.44       4,778       0.82%   (38.72)% to (39.59)%
      2007                   1.15% to 2.55%     609,742   9.64 to 9.00       8,792       0.26%   (62.57)% to (14.53)%
      2006                   1.45% to 2.10%     308,592  19.24 to 11.80      5,729       0.17%     13.00% to 12.26%
      2005                   1.45% to 1.85%     276,605  17.02 to 10.53      4,618       0.00%      8.13% to 5.27%
      2004                   1.45% to 1.80%     190,222  15.74 to 12.38      2,960       0.00%     17.45% to 17.04%
   Oppenheimer MidCap Fund/VA
      2008                   1.40% to 1.40%      31,338   6.52 to 6.52         204       0.00%   (49.78)% to (49.78)%
      2007                   1.40% to 1.40%      36,914  12.98 to 12.98        479       0.00%      4.84% to 4.84%
      2006                   1.40% to 1.40%      49,038  12.38 to 12.38        607       0.00%      1.52% to 1.52%
      2005                   1.40% to 1.40%      67,114  12.20 to 12.20        819       0.00%     10.76% to 10.76%
      2004                   1.40% to 1.40%      87,791  11.01 to 11.01        967       0.00%     18.10% to 18.10%
   Oppenheimer MidCap Fund/VA -- Service Shares
      2008                   1.45% to 1.80%      19,137   8.25 to 8.09         155       0.00%   (49.95)% to (50.13)%
      2007                   1.45% to 1.80%      19,494  16.49 to 16.22        316       0.00%      4.49% to 4.12%
      2006                   1.45% to 2.10%      20,325  15.78 to 10.59        316       0.00%      1.22% to 0.55%
      2005                   1.45% to 1.80%      17,793  15.59 to 13.25        274       0.00%     10.37% to 9.98%
      2004                   1.45% to 1.80%      13,851  14.13 to 12.03        191       0.00%     17.70% to 17.28%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares
      2008                   1.45% to 1.70%      92,739   9.48 to 8.26         874       5.41%   (17.13)% to (17.34)%
      2007                   1.45% to 1.70%     112,900  11.44 to 11.36      1,291       8.14%      6.61% to 6.34%
      2006                   1.45% to 2.10%      78,885  10.73 to 10.45        846       5.45%      3.05% to 2.37%
      2005                   1.45% to 1.70%      65,505  10.41 to 10.40        682       7.90%      4.14% to 3.96%
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares
      2008                   1.45% to 1.80%       8,783  11.86 to 11.18        100       3.06%    (3.81)% to (4.15)%
      2007                   1.45% to 1.80%      11,954  12.33 to 11.67        142       3.36%      2.11% to 1.75%
      2006                   1.45% to 1.80%      11,972  12.07 to 11.47        140       4.23%      0.71% to 0.35%
      2005                   1.45% to 1.80%      13,291  11.99 to 11.43        154       3.21%      3.63% to 3.26%
      2004                   1.45% to 1.80%      12,249  11.57 to 11.07        138       2.94%      4.03% to 3.66%
   PIMCO High Yield Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%     701,997   7.58 to 7.33       6,448       6.77%   (24.39)% to (25.46)%
      2007                   1.45% to 2.10%     391,542  14.37 to 10.85      5,506       6.97%      1.98% to 1.31%
      2006                   1.45% to 2.10%     507,230  14.09 to 10.71      6,741       6.87%      7.50% to 6.79%
      2005                   1.45% to 1.85%     368,012  13.11 to 10.04      4,751       6.60%      2.61% to 0.42%
      2004                   1.45% to 1.80%     307,070  12.78 to 11.03      3,876       6.78%      7.95% to 7.57%
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   1,178,994  11.87 to 12.10     18,710       4.24%     15.94% to 14.31%
      2007                   1.15% to 2.55%     906,567  10.23 to 10.58     12,168       4.53%     39.98% to 8.82%
      2006                   1.45% to 2.10%     689,640   13.81 to 9.85      8,952       5.57%    (0.31)% to (0.97)%
      2005                   1.45% to 1.85%     646,666   13.86 to 9.96      8,606       4.43%      3.23% to (0.43)%
      2004                   1.45% to 1.80%     536,992  13.42 to 10.55      6,959       4.35%      6.01% to 5.63%
   PIMCO Low Duration Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   2,606,646   9.91 to 10.08     26,729       4.47%    (1.57)% to (2.96)%
      2007                   1.15% to 2.55%   2,419,403  10.07 to 10.39     25,886       3.29%     12.33% to 5.82%
      2006                   1.45% to 2.10%     128,640  10.24 to 10.15      1,313       4.23%      2.47% to 1.79%
      2005                   1.45% to 1.85%      70,800   9.99 to 9.97         706       2.26%    (0.10)% to (0.27)%
   PIMCO Total Return Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   2,688,765  10.49 to 10.73     34,193       5.68%      3.59% to 2.12%
      2007                   1.15% to 2.55%   2,192,913  10.13 to 10.51     27,935       4.78%     23.46% to 7.72%
      2006                   1.40% to 2.10%   2,283,709  10.81 to 10.11     27,078       5.05%      2.39% to 1.66%
      2005                   1.40% to 1.85%   1,822,587  12.27 to 9.96      21,610       4.34%      1.02% to (0.40)%
      2004                   1.40% to 1.80%   1,546,617  12.15 to 10.34     18,207       2.65%      3.42% to 3.00%
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
      2008                   1.45% to 2.25%      88,573  12.16 to 6.39       1,015       7.19%   (40.28)% to (40.77)%
      2007                   1.15% to 2.55%     342,398   9.65 to 10.24      4,709      10.05%   (60.83)% to 3.60%
      2006                   1.45% to 2.10%     203,375  18.77 to 12.42      2,659       0.28%     11.97% to 11.23%
      2005                   1.45% to 1.80%       4,679  16.76 to 14.72         78       0.00%     19.51% to 19.08%
      2004                   1.60% to 1.70%       1,137  13.99 to 12.35         16       0.00%     13.42% to 0.00%
   Jennison Portfolio -- Class II Shares
      2008                   1.45% to 1.85%       6,285   9.91 to 7.23          61       0.07%   (38.46)% to (38.71)%
      2007                   1.45% to 1.85%       6,212  16.11 to 11.80         98       0.00%      9.93% to 9.48%
      2006                   1.45% to 2.10%       6,298  14.66 to 10.74         90       0.00%    (0.10)% to (0.76)%
      2005                   1.60% to 1.80%       4,257  14.61 to 12.75         60       0.00%     12.21% to 11.98%
      2004                   1.60% to 1.80%       6,109  13.02 to 12.98         79       0.04%      7.47% to 7.25%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Natural Resources Portfolio -- Class II Shares
      2008                   1.15% to 2.55%     350,976   4.69 to 5.89       2,602      12.80%   (53.73)% to (54.38)%
      2007                   1.15% to 2.55%     144,211  10.13 to 12.90      3,101      25.50%     46.22% to 24.48%
      2006                   1.45% to 2.10%      58,919  17.83 to 15.26      1,048       2.33%     19.96% to 19.17%
      2005                   1.45% to 1.80%      20,961  14.86 to 14.83        311       0.00%     48.61% to 48.25%
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
      2008                   1.45% to 1.80%      93,813   5.52 to 6.39         579       0.17%   (42.76)% to (42.96)%
      2007                   1.45% to 1.80%      99,244   9.64 to 11.20      1,069       0.07%     16.11% to 15.69%
      2006                   1.45% to 2.10%     101,920   8.30 to 10.69        951       0.00%      4.24% to 3.56%
      2005                   1.45% to 1.80%     105,385  11.38 to 7.89         946       0.00%    (0.35)% to (0.70)%
      2004                   1.45% to 1.80%     106,355  11.45 to 7.94         958       0.00%      7.76% to 7.38%
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares
      2008                   1.45% to 2.55%     139,317   7.41 to 7.30       1,026       3.23%   (23.80)% to (24.65)%
      2007                   1.45% to 2.55%      97,099   9.76 to 9.68         942       0.15%    (3.59)% to (4.67)%
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares
      2008                   1.45% to 1.80%      48,771   5.57 to 5.44         274       0.20%   (49.85)% to (50.03)%
      2007                   1.45% to 1.80%      49,554  11.10 to 10.88        558       0.00%     14.94% to 14.53%
      2006                   1.45% to 2.10%      30,869   9.66 to 10.46        304       0.00%      1.14% to 0.48%
      2005                   1.45% to 1.80%      20,639  11.54 to 9.43         199       0.01%      6.08% to 5.71%
      2004                   1.45% to 1.80%      17,247  10.90 to 8.92         159       0.00%      5.23% to 4.86%
   Comstock Portfolio -- Class II Shares
      2008                   1.45% to 2.25%     334,381   8.58 to 5.97       2,788       2.39%   (36.73)% to (37.25)%
      2007                   1.15% to 2.55%     736,728   9.50 to 9.12       8,915       1.33%   (86.90)% to (12.88)%
      2006                   1.45% to 2.10%     361,698  14.08 to 11.68      4,981       2.30%     14.37% to 13.61%
      2005                   1.45% to 1.85%     272,991  12.78 to 10.29      3,362       0.75%      2.93% to 2.24%
      2004                   1.45% to 1.80%     136,052  12.49 to 11.89      1,631       0.52%     15.73% to 15.31%

----------
(1) Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2) The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

(3) The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2008, 2007 and 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2008

                                                                                                                Page
                                                                                                                ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm..................................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006...................... F-2

   Consolidated Balance Sheets as of December 31, 2008 and 2007................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2008, 2007 and
     2006...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 20, 2009

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          Years ended December 31,
                          -----------------------
                            2008    2007    2006
                          -------  ------  ------
Revenues:
Net investment income.... $ 314.1  $301.4  $293.9
Premiums.................   210.7   214.7   220.8
Net investment gains
  (losses)...............  (228.8)  (22.8)  (25.1)
Policy fees and other
  income.................    29.0    18.0    12.9
                          -------  ------  ------
   Total revenues........   325.0   511.3   502.5
                          -------  ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............   231.5   220.7   224.0
Interest credited........   143.4   124.6   125.5
Acquisition and
  operating expenses,
  net of deferrals.......    45.6    39.5    42.1
Amortization of deferred
  acquisition costs and
  intangibles............    35.0    42.4    38.0
Goodwill impairment......    25.3      --      --
                          -------  ------  ------
   Total benefits and
     expenses............   480.8   427.2   429.6
                          -------  ------  ------
Income (loss) before
  income taxes...........  (155.8)   84.1    72.9
Provision (benefit) for
  income taxes...........   (46.9)   29.7    22.7
                          -------  ------  ------
Net income (loss)........ $(108.9) $ 54.4  $ 50.2
                          =======  ======  ======


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                               December 31,
                            ------------------
                              2008      2007
                            --------  --------
Assets
Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value.......... $3,620.0  $4,181.2
   Equity securities
    available-for-sale,
    at fair value..........     23.5      82.4
   Commercial mortgage
    loans..................    892.7     982.0
   Policy loans............     31.5      30.8
   Other invested assets...    530.8     105.8
                            --------  --------
     Total investments.....  5,098.5   5,382.2
                            --------  --------
Cash and cash equivalents..    497.7     227.6
Accrued investment income..     51.4      46.3
Deferred acquisition
 costs.....................    608.4     457.2
Goodwill...................     49.1      74.4
Intangible assets..........     86.4      48.0
Reinsurance recoverable....  1,877.1   1,719.6
Other assets...............     41.3      19.5
Deferred income tax asset..    110.8        --
Separate account assets....    707.3     781.9
                            --------  --------
     Total assets.......... $9,128.0  $8,756.7
                            ========  ========
Liabilities and
 stockholders' equity
Liabilities:
   Future policy benefits.. $2,303.1  $2,063.0
   Policyholder account
    balances...............  4,558.5   4,209.6
   Liability for policy
    and contract claims....    318.7     255.8
   Unearned premiums.......     58.3      57.1
   Other liabilities.......    547.2     297.3
   Deferred income tax
    liability..............       --      87.5
   Separate account
    liabilities............    707.3     781.9
                            --------  --------
     Total liabilities.....  8,493.1   7,752.2
                            --------  --------
Commitments and
 contingencies
Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)...........      3.1       3.1
   Additional paid-in
    capital................    667.0     634.8
                            --------  --------
   Accumulated other
    comprehensive income
    (loss):
     Net unrealized
       investment gains
       (losses)............   (442.1)    (30.2)
     Derivatives
       qualifying as
       hedges..............    132.6      13.6
                            --------  --------
   Total accumulated
    other comprehensive
    income (loss)..........   (309.5)    (16.6)
   Retained earnings.......    274.3     383.2
                            --------  --------
     Total stockholders'
       equity..............    634.9   1,004.5
                            --------  --------
     Total liabilities
       and stockholders'
       equity.............. $9,128.0  $8,756.7
                            ========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                              Accumulated
                                  Additional     other                  Total
                           Common  paid-in   comprehensive Retained stockholders'
                           stock   capital   income (loss) earnings    equity
                           ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2005.......  $3.1    $629.5      $  32.9    $ 280.3    $  945.8
Comprehensive income:
   Net income.............    --        --           --       50.2        50.2
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --        (23.9)        --       (23.9)
                                                                      --------
Total comprehensive
  income..................                                                26.3
Dividends to stockholders.    --        --           --       (1.7)       (1.7)
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2006.......   3.1     629.5          9.0      328.8       970.4
                                                                      --------
Comprehensive income:
   Net income.............    --        --           --       54.4        54.4
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --        (39.2)        --       (39.2)
   Derivatives
     qualifying as hedges.    --        --         13.6         --        13.6
                                                                      --------
Total comprehensive
  income..................                                                28.8
Other transactions with
  stockholders............    --       5.3           --         --         5.3
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2007.......   3.1     634.8        (16.6)     383.2     1,004.5
                                                                      --------
Comprehensive income
  (loss):
   Net loss...............    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges.    --        --        119.0         --       119.0
                                                                      --------
Total comprehensive
  income (loss)...........                                              (401.8)
Other transactions with
  stockholders............    --       0.7           --         --         0.7
Capital contribution......    --      31.5           --         --        31.5
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.......  $3.1    $667.0      $(309.5)   $ 274.3    $  634.9
                            ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                               Years ended December 31,
                            ------------------------------
                              2008       2007       2006
                            --------  ---------  ---------
Cash flows from
 operating activities:
   Net income (loss)....... $ (108.9) $    54.4  $    50.2
   Adjustments to
    reconcile net income
    (loss) to net cash
    from operating
    activities:
     Net investment
       (gains) losses......    228.8       22.8       25.1
     Charges assessed to
       policyholders.......    (13.1)     (10.6)      (6.7)
     Amortization of
       fixed maturity
       discounts and
       premiums............      2.8        2.3        7.5
     Acquisition costs
       deferred............    (93.6)     (76.3)     (52.7)
     Amortization of
       deferred
       acquisition costs
       and intangibles.....     35.0       42.4       38.0
     Goodwill impairment...     25.3         --         --
     Deferred income
       taxes...............    (37.7)      13.3       10.6
     Net increase
       (decrease) in
       trading and
       derivative
       instruments.........     27.3      (24.4)     (10.3)
   Changes in certain
    assets and
    liabilities:
     Accrued investment
       income and other
       assets..............    (16.6)      (6.6)      (6.6)
     Insurance reserves....    369.2      229.4      256.4
     Other liabilities
       and other
       policy-related
       balances............    (62.5)      44.4       76.7
                            --------  ---------  ---------
   Net cash from
    operating activities...    356.0      291.1      388.2
                            --------  ---------  ---------
Cash flows from
 investing activities:
   Proceeds from
    maturities and
    repayments of
    investments:
     Fixed maturity
       securities..........    228.2      345.9      420.9
     Commercial mortgage
       loans...............    112.2       84.5       72.7
   Proceeds from sales
    of investments:
     Fixed maturity and
       equity securities...    339.9      636.4      919.1
   Purchases and
    originations of
    investments:
     Fixed maturity and
       equity securities...   (892.0)  (1,226.0)  (1,060.8)
     Commercial mortgage
       loans...............    (23.1)    (102.6)    (279.0)
   Other invested
    assets, net............     (1.2)       0.3         --
   Policy loans, net.......     (0.7)       1.4       (0.6)
                            --------  ---------  ---------
   Net cash from
    investing activities...   (236.7)    (260.1)      72.3
                            --------  ---------  ---------
Cash flows from
 financing activities:
   Proceeds from
    issuance of
    investment contracts...  1,052.8    1,087.8      473.7
   Redemption and
    benefit payments on
    investment contracts...   (930.8)  (1,004.5)    (871.2)
   Proceeds from
    short-term
    borrowings and
    other, net.............     (2.7)        --      147.9
   Payments on
    short-term borrowings..       --      (16.6)    (134.0)
   Capital contribution
    from parents...........     31.5         --         --
                            --------  ---------  ---------
   Net cash from
    financing activities...    150.8       66.7     (383.6)
                            --------  ---------  ---------
   Net change in cash
    and cash equivalents...    270.1       97.7       76.9
Cash and cash
 equivalents at
 beginning of year.........    227.6      129.9       53.0
                            --------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $  497.7  $   227.6  $   129.9
                            ========  =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2008, 2007 and 2006

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include, GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The accompanying consolidated financial statements have been represented as if the merger had been effective for all periods and was accounted for as a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Nature of Business

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) and institutional products. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. Our institutional products include funding agreements backing notes ("FABNs").

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2008, 2007 and 2006, 61.9%, 54.9% and 63.1%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 41.6%, 33.5%, and 39.7%, respectively, of total product sales.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-than-temporary impairments on available-for-sale securities

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. For debt securities, the primary factors considered in our evaluation are: (a) the length of time and the extent to which the fair value has been or is

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer and (c) whether the debtor is current on contractually obligated interest and principal payments. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we recognize an impairment charge. When there has been an adverse change in underlying future cash flows on lower quality securities that represent an interest in securitized financial assets, we recognize an impairment charge.

   Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   The evaluation of impairments is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period net income (loss). The assessment of whether such impairment has occurred is based on management's evaluation of the underlying reasons for the decline in fair value at the individual security level. We deem an individual investment to be other-than-temporarily impaired when management concludes it is probable that we will not receive timely payment of the cash flows contractually stipulated for the investment. We regularly monitor our investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified in a timely manner and that any impairment is charged against net income (loss) in the proper period.

   In addition to consideration of all available information, we also consider our intent and ability to retain a temporarily depressed security until recovery. We believe that our intent and ability to hold an investment, along with the ability of the investment to generate cash flows that have not changed adversely, are the primary factors in assessing whether we recognize an impairment charge.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based upon the difference between the book value of a security and its fair value.

  (h) Fair Value Measurements

   As defined in the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity and equity securities, trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. SFAS No. 157 requires all assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rates.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

  (j) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, all of which have maturity dates of less than three years. The fair value of collateral held and included in other invested assets was $27.0 million and $49.4 million as of December 31, 2008 and 2007, respectively. We had no non-cash collateral as of December 31, 2008 and 2007.

   We have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2008, the fair value of securities pledged under the repurchase program was $36.4 million and the offsetting repurchase obligation of $37.4 million was included in other liabilities on the consolidated balance sheet.

  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the year ended December 31, 2008, we recorded a $9.9 million charge to DAC related to our loss recognition testing. For the years ended December 31, 2007 and 2006, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2008, 2007 and 2006, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   In 2008, we recorded goodwill impairments of $25.3 million as a result of our goodwill impairment testing. For the years ended December 31, 2007 and 2006, no charges were recorded as a result of our goodwill impairment testing. See note 5 for additional information related to goodwill impairments recorded.

  (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income
(loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments are reported in net investment gains (losses).

  (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (r) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change to the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholders equity since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (u) Accounting Changes

   Impairment Guidance of EITF Issue No. 99-20

   On December 31, 2008, we adopted FASB Staff Position ("FSP") EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20. The FSP amends the impairment guidance effective October 1, 2008 for investments that are subject to FASB Emerging Issues Task Force ("EITF") Issue No. 99-20 requiring all available information be used to produce our best estimate of cash flows without regard to what a market participant would use to determine the current fair value. The adoption of FSP EITF 99-20-1 did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of FSP FAS 133-1 and FIN 45-4 did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   Or January 1, 2008, we adopted SFAS No. 157. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of SFAS No. 157 did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of SFAS No. 157 under the provisions of FSP FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the FSP, we will delay the application of SFAS No. 157 for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. On October 10, 2008, we adopted FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not
Active. The FSP provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered when applying SFAS No. 157 in inactive markets. The adoption of FSP FAS 157-3 did not have a material impact on our consolidated financial statements.

   Fair Value Option for Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of SFAS No. 159 did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the statement.

   Amendment of FASB Interpretation No. 39

   On January 1, 2008, we adopted FSP FASB Interpretation ("FIN") No. 39-1, Amendment of FASB Interpretation No. 39. This FSP amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts, to allow fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. The FSP also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts in accordance with FIN No. 39, as amended. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FIN No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, there were no unrecognized tax benefits.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this standard had no impact on our consolidated results of operations and financial position.

  (v) Accounting Pronouncements Not Yet Adopted

   In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133. This statement requires enhanced disclosures about an entity's derivative and hedging activities. SFAS No. 161 will be effective for us on January 1, 2009. We do not expect SFAS No. 161 to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- an amendment of ARB No. 51. This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will be effective for us on January 1, 2009 and will be applied prospectively as of the effective date. We do not expect SFAS No. 160 to have a material impact on our consolidated financial statements.

(2)Investments

  (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                  2008    2007    2006
---------------------                 ------  ------  ------
Fixed maturity and equity securities. $262.0  $238.8  $238.3
Commercial mortgage loans............   56.3    58.2    52.2
Other invested assets................    1.8    10.0     7.9
Policy loans.........................    1.9     1.8     2.0
                                      ------  ------  ------
 Gross investment income.............  322.0   308.8   300.4
Investment expenses..................   (7.9)   (7.4)   (6.5)
                                      ------  ------  ------
 Net investment income............... $314.1  $301.4  $293.9
                                      ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

(Amounts in millions)                                  2008    2007    2006
---------------------                                -------  ------  ------
Available-for-sale securities:
 Realized gains on sale............................. $   8.9  $  0.8  $  2.0
 Realized losses on sale............................   (41.9)  (13.0)  (27.5)
Impairments.........................................  (194.9)   (9.2)   (0.5)
Net unrealized gains (losses) on trading securities.    (0.5)   (1.3)    0.4
Commercial mortgage loan loss reserve...............    (0.2)   (0.5)     --
Derivatives and other...............................    (0.2)    0.4     0.5
                                                     -------  ------  ------
 Net investment gains (losses)...................... $(228.8) $(22.8) $(25.1)
                                                     =======  ======  ======

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                                       2008    2007    2006
---------------------                                                                     -------  ------  -----
Net unrealized gains (losses) on investment securities:
 Fixed maturity securities............................................................... $(811.3) $(74.3) $ 6.7
 Equity securities.......................................................................   (17.0)    2.5    1.7
                                                                                          -------  ------  -----
   Subtotal..............................................................................  (828.3)  (71.8)   8.4
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements............................................................................   143.3    25.1    5.3
Deferred income taxes, net...............................................................   242.9    16.5   (4.7)
                                                                                          -------  ------  -----
Net unrealized investment gains (losses)................................................. $(442.1) $(30.2) $ 9.0
                                                                                          =======  ======  =====

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                                               2008     2007    2006
---------------------                                                                             -------  -------  ------
Net unrealized investment gains (losses) as of January 1......................................... $ (30.2) $   9.0  $ 32.9
                                                                                                  -------  -------  ------
Unrealized gains (losses) arising during the period:
 Unrealized gains (losses) on investment securities..............................................  (984.5)  (101.5)  (59.8)
 Adjustment to deferred acquisition costs........................................................    89.2     15.0    (4.5)
 Adjustment to present value of future profits...................................................    27.0      2.8     1.4
 Adjustment to sales inducements.................................................................     2.0      2.0     0.4
 Provision for deferred income taxes.............................................................   306.2     28.7    22.0
                                                                                                  -------  -------  ------
   Change in unrealized gains (losses) on investment securities..................................  (560.1)   (53.0)  (40.5)
Reclassification adjustments to net investment (gains) losses, net of deferred taxes of $(79.8),
  $(7.5) and $(9.0)..............................................................................   148.2     13.8    16.6
                                                                                                  -------  -------  ------
Net unrealized investment gains (losses) as of December 31....................................... $(442.1) $ (30.2) $  9.0
                                                                                                  =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (d) Fixed Maturity and Equity Securities

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                         Gross      Gross
                           Amortized   unrealized unrealized  Fair
(Amounts in millions)     cost or cost   gains      losses    value
---------------------     ------------ ---------- ---------- --------
Fixed maturity
  securities:
  U.S. government and
   agencies..............   $   76.0     $16.9     $  (0.1)  $   92.8
  Government -- non-U.S..       60.4       0.6        (8.8)      52.2
  U.S. corporate.........    1,922.5      26.7      (246.6)   1,702.6
  Corporate -- non-U.S...      771.6       1.8      (130.4)     643.0
  Mortgage and
   asset-backed..........    1,600.8      18.1      (489.5)   1,129.4
                            --------     -----     -------   --------
   Total fixed maturity
     securities..........    4,431.3      64.1      (875.4)   3,620.0
Equity securities........       40.5        --       (17.0)      23.5
                            --------     -----     -------   --------
   Total
     available-for-sale
     securities..........   $4,471.8     $64.1     $(892.4)  $3,643.5
                            ========     =====     =======   ========

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                         Gross      Gross
                           Amortized   unrealized unrealized  Fair
(Amounts in millions)     cost or cost   gains      losses    value
---------------------     ------------ ---------- ---------- --------
Fixed maturity
  securities:
  U.S. government and
   agencies..............   $   69.5     $ 8.4     $  (0.3)  $   77.6
  Government -- non-U.S..       75.3       4.8        (0.5)      79.6
  U.S. corporate.........    1,828.9      37.7       (60.8)   1,805.8
  Corporate -- non-U.S...      672.6       5.5       (19.1)     659.0
  Mortgage and
   asset-backed..........    1,609.2      11.2       (61.2)   1,559.2
                            --------     -----     -------   --------
   Total fixed maturity
     securities..........    4,255.5      67.6      (141.9)   4,181.2
Equity securities........       79.9       2.7        (0.2)      82.4
                            --------     -----     -------   --------
   Total
     available-for-sale
     securities..........   $4,335.4     $70.3     $(142.1)  $4,263.6
                            ========     =====     =======   ========

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2008 was $178.9 million, which was approximately 81.1% of book value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                Less than 12 months             12 months or more
                           ------------------------------ ------------------------------
                                      Gross                          Gross
(Dollar amounts in          Fair    unrealized    # of     Fair    unrealized    # of
millions)                   value     losses   securities  value     losses   securities
---------                  -------- ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity
  securities:
  U.S. government,
   agencies and
   government sponsored
   entities............... $     --  $    --       --     $    3.3  $  (0.1)       1
  Government -- non-U.S...     37.6     (7.3)      41          1.6     (1.4)       6
  U.S. corporate..........    738.9    (98.4)     191        504.2   (148.2)     124
  Corporate -- non-U.S....    490.5    (77.2)     131        118.1    (53.2)      50
  Asset-backed............     73.8    (58.7)      10        175.2   (235.5)      15
  Mortgage-backed.........    304.7    (57.9)      60        323.0   (137.5)      80
                           --------  -------      ---     --------  -------      ---
  Subtotal, fixed
   maturity securities....  1,645.5   (299.5)     433      1,125.4   (575.9)     276
Equity securities.........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
  (less than)20% Below
   cost................... $1,341.7  $(135.3)     329     $  595.7  $ (80.7)     123
  20-50% Below cost.......    256.3   (103.1)      99        395.2   (199.3)     104
  (greater than)50%
   Below cost.............     47.5    (61.1)       5        134.5   (295.9)      49
                           --------  -------      ---     --------  -------      ---
  Total fixed maturity
   securities.............  1,645.5   (299.5)     433      1,125.4   (575.9)     276
                           --------  -------      ---     --------  -------      ---
% Below cost -- equity
  securities:
  20-50% Below cost.......      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
  Total equity securities.      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

Investment grade.......... $1,423.0  $(250.0)     334     $1,084.2  $(568.5)     244
Below investment grade....    225.7    (51.8)     100         60.8    (22.1)      33
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

   The investment securities in an unrealized loss position as of December 31, 2008 consisted of 711 securities accounting for unrealized losses of $892.4 million. Of the unrealized losses, 91.7% were investment grade (rated AAA through BBB-) and 24.2% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally high interest rate environment including widening credit spreads during 2008.

  . Of the U.S. and non-U.S. corporate securities, the majority were issued by banks and other financial institutions, most of which have been in an unrealized loss position for twelve months or more. Most of these securities retain a credit rating of investment grade. Given the current market conditions, including current financial industry events, the fair value of these securities has declined due to widening of credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events, along with our ability and intent to retain these investments for a period of time sufficient to allow for full recovery in value or until maturity. Based on this evaluation, we determined that these securities were temporarily impaired as of December 31, 2008.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

  . Most of the unrealized losses related to mortgage-backed and asset-backed securities have been in an unrealized loss position for twelve months or more. Of the unrealized losses of $892.4 million, a single issuer of asset-backed securities accounted for unrealized losses of $226.4 million, or 25.4% of total unrealized losses. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. We have examined the performance of the underlying collateral and expect that our investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Of the investment securities in an unrealized loss position for twelve months or more as of December 31, 2008, 154 securities were 20% or more below cost, of which 27 securities were also below investment grade (rated BB+ and below) and accounted for unrealized losses of $21.5 million. These securities, which were issued primarily by corporations in the communication, consumer cyclical, industrial and financial services industries and residential mortgage-backed securities, were current on all terms.

   As of December 31, 2008, we expected to collect full principal and interest and we were not aware of any adverse changes in cash flows. We expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be at maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2008.

   The preceding table includes certain hybrid securities with gross unrealized losses of approximately $8.9 million that were downgraded in early 2009. The rating actions, which were considered by management in our conclusion about whether such securities were other-than-temporarily impaired as of December 31, 2008, occurred after a capital restructuring announced by the issuer in January 2009. These subsequent events included rating downgrades to below investment grade that resulted in the assignment of split ratings by the rating agencies on these securities. In March 2009, we received tender offers related to these hybrid securities which we accepted in April 2009. As a result, in the first quarter of 2009, it is probable that we will apply the equity impairment model to such securities and application of this equity impairment model will lead us to recognize write-downs on such securities.

   Despite the considerable analysis and rigor employed on these investments, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write downs within our portfolio of asset-backed and mortgage-backed securities. Expectations that our investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through our normal credit surveillance process. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write downs within our portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead us to dispose of those certain holdings and recognize the effects of any market movements in our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                Less than 12 months             12 months or more
                           ------------------------------ ------------------------------
                                      Gross                          Gross
(Dollar amounts in          Fair    unrealized    # of     Fair    unrealized    # of
millions)                   value     losses   securities  value     losses   securities
---------                  -------- ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity
  securities:
  U.S. government,
   agencies and
   government sponsored
   entities............... $     --   $   --       --     $    8.7   $ (0.3)       2
  Government -- non-U.S...     21.0     (0.5)      12           --       --       --
  U.S. corporate..........    535.6    (23.9)     111        453.0    (36.9)     112
  Corporate -- non-U.S....    234.6     (5.1)      65        187.5    (14.0)      50
  Asset-backed............    252.2    (32.1)      13         29.3     (0.3)       6
  Mortgage-backed.........    282.0    (17.3)      65        370.0    (11.5)      68
                           --------   ------      ---     --------   ------      ---
  Subtotal, fixed
   maturity securities....  1,325.4    (78.9)     266      1,048.5    (63.0)     238
Equity securities.........       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===
% Below cost -- fixed
  maturity securities:
  (less than)20% Below
   cost................... $1,230.9   $(52.8)     261     $1,018.7   $(50.8)     227
  20-50% Below cost.......     94.5    (26.1)       5         29.8    (12.2)      11
  (greater than)50%
   Below cost.............       --       --       --           --       --       --
                           --------   ------      ---     --------   ------      ---
  Total fixed maturity
   securities.............  1,325.4    (78.9)     266      1,048.5    (63.0)     238
                           --------   ------      ---     --------   ------      ---
% Below cost -- equity
  securities:
  (less than)20% Below
   cost...................       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
  Total equity securities.       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===

Investment grade.......... $1,222.9   $(76.3)     224     $  987.0   $(51.5)     217
Below investment grade....    102.5     (2.6)      42         61.5    (11.5)      21
Not rated -- equities.....       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2008 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                           Amortized
(Amounts in millions)     cost or cost Fair value
---------------------     ------------ ----------
Due one year or less.....   $   85.0    $   84.3
Due after one year
  through five years.....      945.6       851.9
Due after five years
  through ten years......      744.4       616.4
Due after ten years......    1,055.5       938.0
                            --------    --------
   Subtotal..............    2,830.5     2,490.6
Mortgage and asset-backed    1,600.8     1,129.4
                            --------    --------
   Total.................   $4,431.3    $3,620.0
                            ========    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008, $284.5 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2008, securities issued by finance and insurance, utilities and energy and consumer -- non-cyclical industry groups represented approximately 21.5%, 27.3% and 16.2% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2008, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's equity.

   As of December 31, 2008 and 2007, $2.7 million and $0.8 million, respectively, of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                    December 31,
                           ------------------------------
                                2008            2007
                           --------------  --------------
                           Carrying % of   Carrying % of
(Amounts in millions)       value   total   value   total
---------------------      -------- -----  -------- -----
Property Type
Retail....................  $303.9   33.9%  $314.7   32.0%
Industrial................   274.8   30.7    311.9   31.7
Office....................   191.0   21.4    216.7   22.0
Apartments................    81.1    9.1     94.8    9.7
Mixed use/other...........    43.5    4.9     45.3    4.6
                            ------  -----   ------  -----
  Total principal balance.   894.3  100.0%   983.4  100.0%
                                    =====           =====
  Unamortized balance of
   loan origination fees
   and costs..............     0.9             0.9
  Allowance for losses....    (2.5)           (2.3)
                            ------          ------
  Total...................  $892.7          $982.0
                            ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


                                                                  December 31,
                                                         ------------------------------
                                                              2008            2007
                                                         --------------  --------------
                                                         Carrying % of   Carrying % of
(Amounts in millions)                                     value   total   value   total
---------------------                                    -------- -----  -------- -----
Geographic Region
Pacific.................................................  $295.0   33.0%  $320.9   32.6%
South Atlantic..........................................   215.9   24.1    224.4   22.8
Middle Atlantic.........................................   100.7   11.3    133.1   13.6
East North Central......................................    83.0    9.3     94.4    9.6
Mountain................................................    58.2    6.5     64.3    6.5
New England.............................................    47.5    5.3     44.1    4.5
West North Central......................................    35.7    4.0     40.3    4.1
West South Central......................................    34.9    3.9     37.4    3.8
East South Central......................................    23.4    2.6     24.5    2.5
                                                          ------  -----   ------  -----
 Total principal balance................................   894.3  100.0%  $983.4  100.0%
                                                                  =====           =====
 Unamortized balance of loan origination fees and costs.     0.9             0.9
 Allowance for losses...................................    (2.5)           (2.3)
                                                          ------          ------
 Total..................................................  $892.7          $982.0
                                                          ======          ======

   As of December 31, 2007, we originated $23.9 million of mortgages secured by real estate in California, which represented 23.3% of our total U.S. originations for 2007. As of December 31, 2008, there was no concentration of mortgage originations in any one state.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2008 and 2007) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2008 and 2007). There were no non-income producing mortgage loans as of December 31, 2008 and 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)       2008  2007  2006
---------------------      -----  ---- -----
Balance as of January 1... $ 2.3  $1.8 $ 3.1
Provision.................   0.3   0.5   0.1
Release...................  (0.1)   --  (1.4)
                           -----  ---- -----
Balance as of December 31. $ 2.5  $2.3 $ 1.8
                           =====  ==== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                              December 31,
                                     ------------------------------
                                          2008            2007
                                     --------------  --------------
                                     Carrying % of   Carrying % of
(Amounts in millions)                 value   total   value   total
---------------------                -------- -----  -------- -----
Derivatives.........................  $264.9   49.9%  $ 34.3   32.4%
Derivatives counterparty collateral.   217.1   40.9       --     --
Securities lending collateral.......    27.0    5.1     49.4   46.7
Trading securities..................    19.2    3.6     20.3   19.2
Limited partnerships................     1.7    0.3      1.8    1.7
Other investments...................     0.9    0.2       --     --
                                      ------  -----   ------  -----
 Total other invested assets........  $530.8  100.0%  $105.8  100.0%
                                      ======  =====   ======  =====

(3)Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income (loss). We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                       2008  2007  2006
---------------------                                                                      ------ ----- ----
Derivatives qualifying as effective accounting hedges as of January 1..................... $ 13.6 $  -- $--
Current period increases in fair value, net of deferred taxes of $(65.4), $(7.4) and $0.0.  119.0  13.6  --
                                                                                           ------ ----- ---
Derivatives qualifying as effective accounting hedges as of December 31................... $132.6 $13.6 $--
                                                                                           ====== ===== ===

   The $132.6 million, net of taxes, recorded in stockholder's equity as of December 31, 2008 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts are expected to be reclassified to income in the year ending December 31, 2009. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2045. No amounts were reclassified to income during the years ended December 31, 2008, 2007 or 2006 in connection with forecasted transactions that were no longer considered probable of occurring.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Certain derivative instruments are designated as fair value hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded in income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133:
(i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits.

   Positions in derivative instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models, which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the fair values as of the dates indicated:

                                            December 31,
                       -------------------------------------------------------
                                  2008                        2007
                       --------------------------- ---------------------------
                       Notional                    Notional
(Amounts in millions)   value   Assets Liabilities  value   Assets Liabilities
---------------------  -------- ------ ----------- -------- ------ -----------
Interest rate swaps... $1,248.1 $217.8    $4.6     $1,105.6 $24.3     $1.6
Equity index options..    147.5   47.1      --         67.1  10.0       --
Credit default swaps..     83.0     --     3.5           --    --       --
Financial futures.....    915.3     --      --         12.5    --       --
                       -------- ------    ----     -------- -----     ----
 Total derivatives.... $2,393.9 $264.9    $8.1     $1,185.2 $34.3     $1.6
                       ======== ======    ====     ======== =====     ====

   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2008 and 2007, the fair value presented in the preceding table included $90.7 million and $12.1 million, respectively of derivative assets and $8.1 million and $1.3 million, respectively, of derivative liabilities that do not qualify for hedge accounting.

   The fair value of embedded derivatives associated with our GMWB product liabilities, not included in the table above, was $90.6 million and $3.3 million as of December 31, 2008 and 2007, respectively, and was presented in policyholder account balances with the associated liability.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the year ended December 31, 2008 was $9.2 million and was not material for 2007 and 2006. There were no amounts excluded from the measure of effectiveness in the years ended December 31, 2008, 2007 and 2006 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in net investment gains (losses). For the years ended December 31, 2008 and 2007, the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

effect on pre-tax income (loss) was a gain of $79.4 million and $3.4 million, respectively. There was no effect in 2006. The effect on pre-tax income (loss) for changes in fair value of embedded derivatives associated with our GMWB product was $(85.6) million, $3.8 million and $(0.5) million for the years ended December 31, 2008, 2007 and 2006, respectively.

   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. We have set individual counterparty limits and consider our exposure to each counterparty by taking into account the specific exposures of each of our subsidiaries to such counterparty on an aggregate basis. If a counterparty exceeds credit exposure limits in terms of amounts owed to us, unless an exception is granted by management, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All of our master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2008, we could have been allowed to claim up to $46.2 million from counterparties. We would not have been required to make a disbursement as of December 31, 2008. This represents the net fair value of losses and gains by counterparty less $217.1 million of available collateral held. Of the $217.1 million available collateral held, we are over collateralized by $6.5 million. As of December 31, 2008 and 2007, net fair value gains for each counterparty were $264.9 million and $33.5 million, respectively, and the net fair value losses for each counterparty were $8.1 million and $0.8 million, respectively.

   Swaps and purchased options with are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances. As of December 31, 2008, we retained collateral of $217.1 million, related to these agreements including over collateralization from certain counterparties. As of 2007, we retained no collateral. As of December 31, 2008 and 2007, we provided no collateral. The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for the obligation to return collateral retained by us and the right to reclaim collateral from counterparties was recorded in other liabilities and other assets, respectively.

   During 2008, we terminated derivatives with certain counterparties that were subsidiaries of Lehman Brothers Holdings Inc., which filed for bankruptcy in September 2008. Certain terminated derivatives were included in qualifying hedge relationships until the date they were no longer effective. For those derivatives included in cash flow hedging relationships, the qualifying portion of the derivatives' fair value will remain in other comprehensive income (loss) until the underlying hedged item affects income. Subsequent to the termination, we collected the cash collateral for the majority of the net derivative asset and recorded a receivable for the remaining uncollateralized portion within other assets, net of any estimated uncollectible amounts.

   Credit derivatives

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing other investments to reproduce characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay, or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the date indicated:

                                                      December 31, 2008
                                              ---------------------------------
(Amounts in millions)                         Notional value Assets Liabilities
---------------------                         -------------- ------ -----------
Reference entity credit rating and maturity:
A
   Matures after one year through five years.     $10.0       $--      $1.2
BBB
   Matures after one year through five years.      25.0        --       1.3
                                                  -----       ---      ----
   Total single name credit default swaps....     $35.0       $--      $2.5
                                                  =====       ===      ====

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of the date indicated:

                                                                       December 31, 2008
                                                               ---------------------------------
(Amounts in millions)                                          Notional value Assets Liabilities
---------------------                                          -------------- ------ -----------
Index tranche attachment/detachment point and maturity:
12% -- 22% (current attachment/detachment 12% -- 22%) matures
  after five years through ten years..........................     $48.0       $--      $1.0
                                                                   -----       ---      ----
   Total credit default index swaps...........................     $48.0       $--      $1.0
                                                                   =====       ===      ====

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of the date indicated:

                                                                          December 31, 2008
                                                                      --------------------------
                                                                                Amortized Fair
(Amounts in millions)                                                 Par value   cost    value
---------------------                                                 --------- --------- ------
Credit rating:
AAA
   Matures one year through five years...............................  $100.0    $100.0   $ 50.7
   Matures after five years through ten years........................   300.0     331.5    105.1
                                                                       ------    ------   ------
   Total available-for-sale fixed maturity securities that included
     embedded credit derivatives.....................................  $400.0    $431.5   $155.8
                                                                       ======    ======   ======

   The embedded credit derivatives included in the available-for-sale fixed maturity securities presented above have AAA credit ratings as of December 31, 2008.

(4)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)      2008    2007    2006
---------------------     ------  ------  ------
Unamortized balance as
  of January 1........... $435.8  $397.7  $360.2
   Costs deferred........   93.6    76.3    52.7
   Amortization, net of
     interest accretion..  (31.6)  (38.2)  (35.7)
   Adjustment............     --      --    20.5
                          ------  ------  ------
Unamortized balance as
  of December 31.........  497.8   435.8   397.7
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  110.6    21.4     6.4
                          ------  ------  ------
Balance as of December 31 $608.4  $457.2  $404.1
                          ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The 2006 adjustment was the result of a reclassification from future policy benefits.

   Loss recognition testing of our fee-based products in our Retirement Income and Investments segment resulted in an increase in amortization of DAC of $9.9 million in 2008 reflecting unfavorable equity market performance.

   As of December 31, 2008, we believe all of our other businesses have sufficient future income where the related DAC would be recoverable under adverse variations in morbidity, mortality, withdrawal or lapse rate, maintenance expense or interest rates that could be considered reasonably likely to occur.

(5)Intangible Assets and Goodwill

   As of December 31, 2008 and 2007, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                     2008                        2007
                          --------------------------  --------------------------
                          Gross carrying Accumulated  Gross carrying Accumulated
(Amounts in millions)         amount     amortization     amount     amortization
---------------------     -------------- ------------ -------------- ------------
Present value of future
  profits................     $150.2       $ (98.8)       $123.3        $(95.4)
Deferred sales
  inducements to
  contractholders........       38.4          (3.4)         24.4          (4.3)
                              ------       -------        ------        ------
Total....................     $188.6       $(102.2)       $147.7        $(99.7)
                              ======       =======        ======        ======

   Amortization expense, net of interest accretion, related to PVFP for the years ended December 31, 2008, 2007 and 2006 was $3.4 million, $4.2 million and $2.3 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $(0.9) million, $2.1 million and $1.3 million was included in benefits and other changes in policy reserves for the years ended December 31, 2008, 2007 and 2006, respectively.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)      2008   2007   2006
---------------------     -----  -----  -----
Unamortized balance as
  of January 1........... $26.7  $30.9  $33.2
   Interest accreted at
     4.9%, 4.9% and 5.0%.   1.2    1.4    1.6
   Amortization..........  (4.7)  (5.6)  (3.9)
                          -----  -----  -----
Unamortized balance as
  of December 31.........  23.2   26.7   30.9
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  28.2    1.2   (1.6)
                          -----  -----  -----
Balance as of December 31 $51.4  $27.9  $29.3
                          =====  =====  =====

   The percentage of the December 31, 2008 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2009.............................................. 11.7%
            2010.............................................. 10.2%
            2011..............................................  9.1%
            2012..............................................  8.0%
            2013..............................................  7.8%

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance was $49.1 million and $74.4 million as of December 31, 2008 and 2007, respectively.

   Goodwill impairments

   During 2008, we completed our annual goodwill impairment analysis based on data as of July 1, 2008. Additionally, as a result of changes in the market environment during the second half of 2008, we performed impairment analyses as of December 31. As a result of our analyses, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below. There were no other charges to income as a result of our annual or interim goodwill impairment testing.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our recent refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill. More specifically, our risks associated with future goodwill impairments are primarily related to exposure associated with traditional insurance risk. As of December 31, 2008, we have approximately $49.1 million of goodwill associated with reporting units where the goodwill impairment risk is primarily related to traditional insurance risk.

(6)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2008, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $210.7 million and $213.1 million as of December 31, 2008 and 2007, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

structured settlements reinsured had aggregate policyholder reserves of $704.3 million and $706.2 million as of December 31, 2008 and 2007, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $822.0 million and $666.1 million as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, we had $93.5 million and $174.5 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.1 million and $2.6 million for the years ended December 31, 2008 and 2007, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Net life insurance in-force as of December 31 was as follows:

(Amounts in millions)                       2008        2007        2006
---------------------                    ----------  ----------  ----------
Direct life insurance in-force.......... $ 28,592.7  $ 27,784.6  $ 25,967.4
Amounts assumed from other companies....       61.5        63.5        68.6
Amounts ceded to other companies (1)....  (21,786.4)  (21,028.8)  (19,311.9)
                                         ----------  ----------  ----------
Net life insurance in-force............. $  6,867.8  $  6,819.3  $  6,724.1
                                         ----------  ----------  ----------
Percentage of amount assumed to net.....        0.9%        0.9%        1.0%
                                         ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                     Earned
                                     -------------------------  -------------------------
(Amounts in millions)                  2008     2007     2006     2008     2007     2006
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 252.3  $ 248.3  $ 246.5  $ 250.3  $ 245.5  $ 243.8
Assumed.............................    76.8     81.5     86.6     77.3     82.0     87.2
Ceded...............................  (116.3)  (112.8)  (110.4)  (116.9)  (112.8)  (110.2)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 212.8  $ 217.0  $ 222.7  $ 210.7  $ 214.7  $ 220.8
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               36.7%    38.2%    39.5%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $249.8 million, $175.8 million and $160.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(7)Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                               Mortality/
                               morbidity  Interest rate
(Amounts in millions)          assumption  assumption      2008     2007
---------------------          ---------- -------------  -------- --------
Long-term care insurance
  contracts...................      (a)   5.0% - 7.5%    $1,322.5 $1,116.7
Structured settlements with
  life contingencies..........      (b)   4.0% - 8.0%       576.5    571.2
Annuity contracts with life
  contingencies...............      (b)   4.0% - 8.0%       296.1    273.1
Traditional life insurance
  contracts...................      (c)   2.5% - 8.4%        62.5     55.4
Supplementary contracts with
  life contingencies..........      (b)   4.0% - 8.0%        45.2     46.3
Accident and health insurance
  contracts...................      (d)      3.5%             0.3      0.3
                                                         -------- --------
   Total future policy
     benefits.................                           $2,303.1 $2,063.0
                                                         ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table and 1971 Individual Annuitant Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality and the 1959 Accidental Death Benefits Table, or 1964 Commissioners Disability Table, or 1956 Intercompany Hospital Table or 1972 TNW Major Medical Male-Female Table and company experience.

   Assumptions as to persistency are based on the Company's experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)                      2008     2007
---------------------                    -------- --------
Annuity contracts....................... $3,579.2 $3,228.8
FABNs...................................    400.2    401.0
Structured settlements without life
  contingencies.........................    259.1    263.6
Supplementary contracts without life
  contingencies.........................     73.0     72.9
                                         -------- --------
   Total investment contracts...........  4,311.5  3,966.3
Universal life insurance contracts......    247.0    243.3
                                         -------- --------
   Total policyholder account balances.. $4,558.5 $4,209.6
                                         ======== ========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits and guaranteed annuitization benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008 and 2007, our liability associated with certain nontraditional long-duration contracts was approximately $709.2 million and $620.3 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                  2008   2007
----------------------------                                 ------ ------
Account values with death benefit guarantees (net of
  reinsurance):
Standard death benefits (return of net deposits) account
  value..................................................... $288.4 $293.0
Net amount at risk.......................................... $ 86.0 $   --
Average attained age of contractholders.....................     66     68

Enhanced death benefits (step-up, roll-up, payment
  protection) account value................................. $293.7 $318.0
Net amount at risk.......................................... $105.6 $  2.0
Average attained age of contractholders.....................     67     65

Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits...................... $337.4 $277.7
Guaranteed annuitization benefits........................... $ 38.4 $ 50.3

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $1.5 million and $0.3 million as of December 31, 2008 and 2007, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2008 and 2007, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $140.1 million and $2.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(Amounts in millions)   2008   2007
---------------------  ------ ------
 Balanced funds....... $247.5 $244.9
 Equity funds.........   68.6   49.5
 Bond funds...........   48.0   28.7
 Money market funds...    8.9    1.0
 Other................    2.8    4.0
                       ------ ------
    Total............. $375.8 $328.1
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(8)Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)             2008     2007     2006
---------------------           -------  -------  -------
Balance as of January 1........ $ 255.8  $ 224.7  $ 202.2
Less reinsurance recoverables..  (154.5)  (137.2)  (127.1)
                                -------  -------  -------
   Net balance as of January 1.   101.3     87.5     75.1
                                -------  -------  -------
Incurred related to insured
  events of:
   Current year................    58.8     58.1     61.3
   Prior years.................    15.8      5.7      4.8
                                -------  -------  -------
       Total incurred..........    74.6     63.8     66.1
                                -------  -------  -------
Paid related to insured
  events of:
   Current year................   (17.5)   (15.8)   (16.0)
   Prior years.................   (32.9)   (34.2)   (37.7)
                                -------  -------  -------
       Total paid..............   (50.4)   (50.0)   (53.7)
                                -------  -------  -------
   Net balance as of
     December 31...............   125.5    101.3     87.5
                                -------  -------  -------
Add reinsurance recoverables...   193.2    154.5    137.2
                                -------  -------  -------
Balance as of December 31...... $ 318.7  $ 255.8  $ 224.7
                                =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(9)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $61.0 million, $90.5 million and $76.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million and $28.9 million for the years ended December 31, 2007 and 2006, respectively. For the year ended December 31, 2008, there were no charges assessed to affiliates for these services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. There was no interest expense incurred under this agreement for the years ended December 31, 2008 and 2007. For the year ended December 31, 2006, we incurred interest expense of $0.1 million. We paid interest at the cost of funds of GNA, which was 5.2% for the year ended December 31, 2006.

   See note 1(t) for information regarding our tax assumption agreement with our indirect parent company, GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

(10)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 was as follows:

(Amounts in millions)      2008   2007   2006
---------------------     ------  ----- -----
Current federal income
  taxes.................. $ (9.6) $14.6 $12.2
Deferred federal income
  taxes..................  (36.4)  12.9  10.5
                          ------  ----- -----
  Total federal income
   taxes.................  (46.0)  27.5  22.7
                          ------  ----- -----
Current state income
  taxes..................    0.4    1.8  (0.1)
Deferred state income
  taxes..................   (1.3)   0.4   0.1
                          ------  ----- -----
   Total state income
     taxes...............   (0.9)   2.2    --
                          ------  ----- -----
   Total provision
     (benefit) for
     income taxes........ $(46.9) $29.7 $22.7
                          ======  ===== =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                           2008  2007  2006
-                          ----  ----  ----
Statutory U.S federal
  income tax rate......... 35.0% 35.0% 35.0%
  State income tax, net
   of federal income tax
   effect.................  0.4   1.7    --
  Non-deductible goodwill. (5.7)   --    --
  Tax contingencies.......   --  (0.2) (4.3)
  Dividends received
   deductions.............  0.2  (1.3)   --
  Other, net..............  0.2   0.1   0.4
                           ----  ----  ----
Effective rate............ 30.1% 35.3% 31.1%
                           ====  ====  ====

   The components of the net deferred income tax liability (asset) as of December 31 were as follows:

(Amounts in millions)       2008    2007
---------------------     -------  ------
Assets:
  Net unrealized losses
   on investment
   securities............ $ 242.9  $ 16.5
  Investments............    40.9     2.6
  Accrued commissions
   and general expenses..     0.2     1.7
  Insurance reserves.....    41.8    20.5
  Other, net.............    16.0    10.3
                          -------  ------
   Total deferred income
     tax assets..........   341.8    51.6
                          -------  ------
Liabilities:
  Net unrealized gains
   on derivatives........    72.8     7.4
  Present value of
   future profits........    18.8    12.9
  Deferred acquisition
   costs.................   130.1   113.0
  Other, net.............     9.3     5.8
                          -------  ------
   Total deferred income
     tax liabilities.....   231.0   139.1
                          -------  ------
Net deferred income tax
  (asset) liability...... $(110.8) $ 87.5
                          =======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We received refunds of federal and state taxes of $0.8 million for the year ended December 31, 2008. We paid federal and state taxes of $13.4 million and $23.2 million for the years ended December 31, 2007 and 2006, respectively.

   As of December 31, 2008 and 2007, our current income tax receivable (payable) was $7.6 million and $(0.8) million, respectively.

   As of December 31, 2008 and 2007, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2008 and 2007 included no amounts for interest or penalties related to unrecognized tax benefits. Interest expense (income) of $0.4 million and $(0.6) million were recognized as a component of income tax expense in 2007 and 2006, respectively. No interest expense was recognized as a component of income tax expense in 2008.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The U.S. federal field examination regarding 2003 and 2004 tax years was concluded in September 2007, and a Revenue Agent Report was issued. Certain issues are currently under review by the Joint Committee of Taxation for 2000 through 2002 tax years and in the Internal Revenue Service administrative appeals process for 2003 and 2004 tax years. The Internal Revenue Service is currently reviewing the U.S. income tax returns for the 2005 and 2006 tax years.

(11)Commitments and Contingencies

  (a) Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  (b) Commitments

   As of December 31, 2008, we were committed to fund $4.5 million in limited partnership investments.

(12)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts securities held as collateral and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Represents limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or cash surrender value for single premium deferred annuities.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                      2008                          2007
                          ----------------------------- -----------------------------
                          Notional  Carrying            Notional  Carrying
(Amounts in millions)      amount    amount  Fair value  amount    amount  Fair value
---------------------     --------  -------- ---------- --------  -------- ----------
Assets:
  Commercial mortgage
   loans.................   $   (a) $  892.7  $  812.0   $    (a) $  982.0  $1,015.9
  Other invested assets..       (a)      1.3       1.3        (a)      1.9       2.2
Liabilities:
  Investment contracts...       (a)  4,311.5   3,805.7        (a)  3,966.3   3,884.3
Other firm commitments:
  Ordinary course of
   business lending
   commitments...........     --          --        --    15.0          --        --
  Commitments to fund
   limited partnerships..    4.5          --        --      --          --        --

--------
(a)These financial instruments do not have notional amounts.

   Fair Value Measurements

   The following table sets forth our assets that were measured at fair value on a recurring basis as of the date indicated:

                                  December 31, 2008
                          ----------------------------------
(Amounts in millions)      Total   Level 1 Level 2  Level 3
---------------------     -------- ------- -------- --------
Investments:
   Fixed maturity
     securities,
     available-for-sale.. $3,620.0 $   --  $2,233.8 $1,386.2
   Equity securities,
     available-for-sale..     23.5     --      23.5       --
   Other invested assets
     (a).................    441.8     --     378.5     63.3
Separate account assets..    707.3  707.3        --       --
                          -------- ------  -------- --------
       Total assets...... $4,792.6 $707.3  $2,635.8 $1,449.5
                          ======== ======  ======== ========

--------
(a)Includes derivatives, trading securities and securities held as collateral.

   The following table sets forth our liabilities that were measured at fair value on a recurring basis as of the date indicated:

                                December 31, 2008
                          -----------------------------
(Amounts in millions)     Total Level 1 Level 2 Level 3
---------------------     ----- ------- ------- -------
Policyholder account
  balances (a)........... $90.6   $--    $ --    $90.6
Other liabilities (b)....   8.1    --     7.1      1.0
                          -----   ---    ----    -----
   Total liabilities..... $98.7   $--    $7.1    $91.6
                          =====   ===    ====    =====

--------
(a)Represents embedded derivatives associated with our GMWB liabilities.
(b)Represents derivative instruments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Given the inherent uncertainty of estimating fair value when there is not an active market, the estimated fair values would likely differ, and perhaps significantly, from the value that would have been used had an active market for these investments existed.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                             Year ended December 31, 2008
                              ---------------------------------------------------------
                                Fixed maturity         Equity         Other
                                 securities,        securities,      invested
(Amounts in millions)         available-for-sale available-for-sale assets (a)   Total
---------------------         ------------------ ------------------ ---------- --------
Beginning balance as of
  January 1, 2008............      $  462.1            $ 1.3          $18.3    $  481.7
   Total realized and
     unrealized gains
     (losses):
       Included in net
         income (loss).......        (122.8)              --           31.1       (91.7)
       Included in other
         comprehensive
         income (loss).......        (487.5)             0.2             --      (487.3)
   Purchases, sales,
     issuances and
     settlements, net........         246.8             (1.5)           5.2       250.5
   Transfers in (out) of
     Level 3.................       1,287.6               --            8.7     1,296.3
                                   --------            -----          -----    --------
Ending balance as of
  December 31, 2008..........      $1,386.2            $  --          $63.3    $1,449.5
                                   ========            =====          =====    ========
Amount of total gains
  (losses) for the
  period included in net
  income (loss)
  attributable to the
  change in unrealized
  gains (losses)
  relating to assets
  still held as of the
  reporting date.............      $ (119.1)           $  --          $31.1    $  (88.0)
                                   ========            =====          =====    ========

--------
(a)Includes certain trading securities and derivatives.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                                                   Year ended December 31, 2008
                                                                                                   ----------------------------
                                                                                                   Policyholder
                                                                                                     account         Other
(Amounts in millions)                                                                              balances (a) liabilities (b)
---------------------                                                                              ------------ ---------------
Beginning balance as of January 1, 2008...........................................................    $ 3.3          $ --
   Total realized and unrealized (gains) losses:
       Included in net (income) loss..............................................................     85.5           1.0
       Included in other comprehensive (income) loss..............................................       --            --
   Purchases, sales, issuances and settlements, net...............................................      1.8            --
   Transfers in (out) of Level 3..................................................................       --            --
                                                                                                      -----          ----
Ending balance as of December 31, 2008............................................................    $90.6          $1.0
                                                                                                      =====          ====
Amount of total (gains) losses for the period included in net (income) loss attributable to the
  change in unrealized (gains) losses relating to liabilities still held as of the reporting date.    $85.9          $1.0
                                                                                                      =====          ====

--------
(a)Includes embedded derivatives associated with our GMWB liabilities.
(b)Includes derivatives.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or other comprehensive income (loss) within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instruments being shown separately in the category labeled "included in net income (loss)" in the table presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of certain product-related embedded derivatives associated with our GMWB liabilities that exist as of the reporting date, which were recorded in net investment gains (losses).

(13)Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2008, we have no capacity to make a dividend payment in 2009 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2008 and 2007.

(14)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(Amounts in millions)                      2008    2007    2006
---------------------                    -------  ------ -------
Statutory net income (loss)............. $(258.8) $110.7 $(133.6)
Statutory capital and surplus...........   434.4   408.8   307.3

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate risk; and (iv) business risk. The RBC formula is designated

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY and its subsidiaries. As of December 31, 2008 and 2007, we exceeded the minimum required RBC levels.

   On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On February 24, 2009, GLICNY received a capital contribution of $150.0 million form GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively, primarily in investment securities.

(15)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   We allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other       Total
---------------------                    ----------- ---------- ------------- --------
Net investment income...................  $  227.0    $   78.1     $  9.0     $  314.1
Premiums................................      41.2       169.5         --        210.7
Net investment gains (losses)...........    (207.9)      (21.6)       0.7       (228.8)
Policy fees and other income............      17.4        11.6         --         29.0
                                          --------    --------     ------     --------
  Total revenues........................      77.7       237.6        9.7        325.0
                                          --------    --------     ------     --------
Benefits and other changes in policy
  reserves..............................      58.5       173.0         --        231.5
Interest credited.......................     131.7        11.7         --        143.4
Acquisition and operating expenses, net
  of deferrals..........................      23.9        19.0        2.7         45.6
Amortization of deferred acquisition
  costs and intangibles.................      21.6        13.4         --         35.0
Goodwill impairment.....................      25.3          --         --         25.3
                                          --------    --------     ------     --------
  Total benefits and expenses...........     261.0       217.1        2.7        480.8
                                          --------    --------     ------     --------
Income (loss) before income taxes.......    (183.3)       20.5        7.0       (155.8)
Provision (benefit) for income taxes....     (56.7)        7.3        2.5        (46.9)
                                          --------    --------     ------     --------
Net income (loss).......................  $ (126.6)   $   13.2     $  4.5     $ (108.9)
                                          ========    ========     ======     ========
Total assets............................  $6,151.0    $2,724.2     $252.8     $9,128.0
                                          ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other       Total
---------------------                    ----------- ---------- ------------- --------
Net investment income...................  $  211.1    $   78.1     $ 12.2     $  301.4
Premiums................................      55.4       159.3         --        214.7
Net investment gains (losses)...........     (20.3)       (1.6)      (0.9)       (22.8)
Policy fees and other income............      14.8         3.2         --         18.0
                                          --------    --------     ------     --------
  Total revenues........................     261.0       239.0       11.3        511.3
                                          --------    --------     ------     --------
Benefits and other changes in policy
  reserves..............................      72.8       147.9         --        220.7
Interest credited.......................     112.9        11.7         --        124.6
Acquisition and operating expenses, net
  of deferrals..........................      18.3        17.5        3.7         39.5
Amortization of deferred acquisition
  costs and intangibles.................      34.7         7.7         --         42.4
                                          --------    --------     ------     --------
  Total benefits and expenses...........     238.7       184.8        3.7        427.2
                                          --------    --------     ------     --------
Income before income taxes..............      22.3        54.2        7.6         84.1
Provision for income taxes..............       6.9        19.2        3.6         29.7
                                          --------    --------     ------     --------
Net income..............................  $   15.4    $   35.0     $  4.0     $   54.4
                                          ========    ========     ======     ========
Total assets............................  $5,918.5    $2,528.2     $310.0     $8,756.7
                                          ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2006:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other      Total
---------------------                    ----------- ---------- ------------- ------
Net investment income...................   $212.8      $ 73.9       $ 7.2     $293.9
Premiums................................     71.3       149.5          --      220.8
Net investment gains (losses)...........    (24.2)       (1.0)        0.1      (25.1)
Policy fees and other income............     10.0         2.9          --       12.9
                                           ------      ------       -----     ------
  Total revenues........................    269.9       225.3         7.3      502.5
                                           ------      ------       -----     ------
Benefits and other changes in policy
  reserves..............................     88.0       136.0          --      224.0
Interest credited.......................    114.1        11.4          --      125.5
Acquisition and operating expenses, net
  of deferrals..........................     18.1        20.0         4.0       42.1
Amortization of deferred acquisition
  costs and intangibles.................     34.1         3.9          --       38.0
                                           ------      ------       -----     ------
  Total benefits and expenses...........    254.3       171.3         4.0      429.6
                                           ------      ------       -----     ------
Income before income taxes..............     15.6        54.0         3.3       72.9
Provision (benefit) for income taxes....      5.5        19.1        (1.9)      22.7
                                           ------      ------       -----     ------
Net income..............................   $ 10.1      $ 34.9       $ 5.2     $ 50.2
                                           ======      ======       =====     ======